UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06110

Name of Registrant:	Western Asset Funds, Inc.

Address of Principal Executive Offices:	385 East Colorado Boulevard, Pasadena, CA 91101

Registrant’s telephone number, including area code:	(626) 844-9400

Name and address of agent for service:	Richard M. Wachterman, Esq. Legg Mason Wood Walker, Incorporated 100 Light Street Baltimore, MD 21202

Date of fiscal year end:	March 31, 2007

Date of reporting period:	September 30, 2006

Item 1. Report to Shareholders.

Western Asset Funds, Inc.

Western Asset Limited Duration Bond Portfolio

Western Asset Intermediate Bond Portfolio

Western Asset Intermediate Plus Bond Portfolio

Western Asset Core Bond Portfolio

Western Asset Core Plus Bond Portfolio

Western Asset Inflation Indexed Plus Bond Portfolio

Western Asset High Yield Portfolio

Western Asset Non-U.S. Opportunity Bond Portfolio

Western Asset Absolute Return Portfolio

Semi-Annual Report to Shareholders

September 30, 2006

Semi-Annual Report to Shareholders

Expense Example

Western Asset Limited Duration Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006 and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,028.10	$2.03
Hypothetical (5% return before expenses)	1,000.00	1,023.06	2.03

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.40% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Limited Duration Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2003.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsB

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	101.0%

Corporate Bonds and Notes	21.9%

Auto Parts and Equipment	0.1%
Johnson Controls, Inc.		5.737%	1/17/08	$90	$90	A

Banking and Finance	5.7%
Caterpillar Financial Services		3.450%	1/15/09	200	193
Countrywide Financial Corporation		5.609%	3/24/09	280	280	A
Ford Motor Credit Company		6.194%	9/28/07	450	446	A
Ford Motor Credit Company		6.625%	6/16/08	1,510	1,487
General Motors Acceptance Corporation		6.539%	9/23/08	1,340	1,331	A
HSBC Finance Corporation		5.696%	5/10/10	310	312	A
Residential Capital Corporation		6.742%	6/29/07	130	131	A
Residential Capital Corporation		6.693%	11/21/08	300	303	A
Wachovia Capital Trust III		5.800%	3/15/42	670	672	B

					5,155

Cable	0.6%
Comcast Cable Communications, Inc.		6.875%	6/15/09	400	416
Comcast MO of Delaware Inc.		9.000%	9/1/08	100	106

					522

Casino Resorts	0.3%
Caesars Entertainment, Inc.		7.500%	9/1/09	130	136
Harrah’s Operating Company, Inc.		6.099%	2/8/08	120	120	A,C

					256

Chemicals	0.2%
The Dow Chemical Company		5.970%	1/15/09	200	203

Computer Services and Systems	0.3%
Electronic Data Systems Corporation		7.125%	10/15/09	290	303

Diversified Financial Services	1.3%
Citigroup Inc.		5.000%	9/15/14	200	195
iStar Financial Inc.		5.730%	9/15/09	300	300	A,C
iStar Financial Inc.		5.650%	9/15/11	640	640

					1,135

Electric	1.3%
American Electric Power Company, Inc.		4.709%	8/16/07	40	40	B
Appalachian Power Company		3.600%	5/15/08	300	292

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Electric—Continued
Commonwealth Edison Company		3.700%	2/1/08	$180	$176
Dominion Resources, Inc.		4.125%	2/15/08	100	98
FirstEnergy Corp.		6.450%	11/15/11	430	449
Niagara Mohawk Power Corporation		7.750%	10/1/08	100	104

					1,159

Energy	1.3%
CenterPoint Energy, Inc.		5.875%	6/1/08	150	151
Duke Energy Corporation		3.750%	3/5/08	200	196
Pacific Gas and Electric Co.		3.600%	3/1/09	190	183
Progress Energy, Inc.		5.850%	10/30/08	200	202
Sempra Energy		5.863%	5/21/08	90	90	A
TXU Corp.		4.800%	11/15/09	400	390

					1,212

Environmental Services	0.5%
Waste Management, Inc.		7.375%	8/1/10	390	418

Food, Beverage and Tobacco	0.5%
Altria Group, Inc.		7.650%	7/1/08	30	31
Altria Group, Inc.		5.625%	11/4/08	410	413

					444

Investment Banking/Brokerage	1.2%
Lehman Brothers Holdings E-Capital Trust I		6.173%	8/19/65	310	312	A
Merrill Lynch & Co., Inc.		5.700%	2/5/10	300	301	A
Morgan Stanley		5.625%	1/9/12	280	284
The Bear Stearns Companies Inc.		5.715%	1/31/11	160	160	A

					1,057

Media	1.0%
Clear Channel Communications, Inc.		6.625%	6/15/08	60	61
Clear Channel Communications, Inc.		4.250%	5/15/09	550	531
Liberty Media Corporation		7.875%	7/15/09	300	314

					906

Oil and Gas	2.4%
Hess Corporation		6.650%	8/15/11	720	756
Kinder Morgan Energy Partners, L.P.		6.750%	3/15/11	130	135
Ocean Energy Inc.		4.375%	10/1/07	100	99
Pemex Project Funding Master Trust		6.125%	8/15/08	292	294	A,C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Pemex Project Funding Master Trust		6.690%	6/15/10	$140	$143	A,C
Pemex Project Funding Master Trust		5.991%	12/3/12	543	541
XTO Energy, Inc.		5.650%	4/1/16	180	179

					2,147

Paper and Forest Products	0.5%
International Paper Company		3.800%	4/1/08	390	381
Weyerhaeuser Company		5.950%	11/1/08	40	41

					422

Pharmaceuticals	0.2%
Bristol-Myers Squibb Company		4.000%	8/15/08	140	137

Photo Equipment and Supplies	N.M.
Eastman Kodak Company		7.250%	11/15/13	10	10

Special Purpose	3.7%
DaimlerChrysler North America Holding Corporation		5.875%	3/15/11	990	991
Devon Financing Corp. ULC		6.875%	9/30/11	520	554
ILFC E-Capital Trust I		5.900%	12/21/65	300	302	B,C
International Lease Finance Corporation		5.000%	4/15/10	440	434
National Rural Utilities Cooperative Finance Corporation		3.875%	2/15/08	100	98
Sprint Capital Corporation		6.125%	11/15/08	680	690
Verizon Global Funding Corp.		7.250%	12/1/10	270	290

					3,359

Telecommunications	0.4%
AT&T Inc.		4.125%	9/15/09	100	97
AT&T Inc.		5.300%	11/15/10	280	279

					376

Telecommunications (Cellular/Wireless)	0.3%
Motorola, Inc.		4.608%	11/16/07	100	99
New Cingular Wireless Services Inc.		8.125%	5/1/12	130	146

					245

Telecommunications Equipment	0.1%
New York Telephone Co.		6.000%	4/15/08	100	101

Total Corporate Bonds and Notes (Identified Cost—$19,628)					19,657

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities	7.5%

Fixed Rate Securities	1.9%
AmeriCredit Automobile Receivables Trust 2003-BX		2.720%	1/6/10	$213	$211
MBNA Practice Solutions Owners Trust 2005-2		4.100%	5/15/09	400	396	C
Prestige Auto Receivables Trust 2005-1A		4.370%	6/15/12	200	197	C
Prestige Auto Receivables Trust 2006-1A		5.120%	2/15/10	448	447	C
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	83	82
UPFC Auto Receivables Trust 2004-A		3.270%	9/15/10	343	339

					1,672

Indexed SecuritiesA	5.6%
Aesop Funding II LLC 2004-2A		5.550%	4/20/10	500	501	C
AmeriCredit Automobile Loan Trust 2003-BX		5.800%	1/6/10	16	16
AQ Finance Nim Trust 2003-N13		5.560%	12/25/08	20	20	C,D
Bayview Financial Acquisition Trust 2004-C		5.744%	5/28/44	174	175
Bear Stearns Asset-Backed Securities, Inc. 2005-AQ2		5.600%	9/25/35	500	500
Bear Stearns Asset-Backed Securities Trust 2006-SD2		5.530%	6/25/36	613	614
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		5.700%	10/25/32	27	26
Citibank Credit Card Issuance Trust 2002-C3		6.530%	12/15/09	160	162
Countrywide Asset-Backed Certificates 2002-3		5.700%	5/25/32	7	7
Countrywide Home Equity Loan Trust 2002-C		5.570%	5/15/28	32	32
Countrywide Home Equity Loan Trust 2004-J		5.620%	12/15/33	82	82
Countrywide Home Equity Loan Trust 2004-O		5.610%	2/15/34	122	122
EQCC Trust 2002-1		5.630%	11/25/31	19	19
First Franklin Mortgage Loan Asset-Backed Certificate 2004-FF10		5.730%	12/25/32	259	260
GSAA Home Equity Trust 2004-9		5.710%	9/25/34	22	22
Morgan Stanley Mortgage Loan Trust 2006-12XS		5.444%	10/25/36	900	900
Navistar Financial Corp. Owner Trust 2003-B		5.530%	4/15/08	51	51
Origen Manufactured Housing 2006-A		5.474%	11/15/18	488	488
Rental Car Finance Corp. 2004-1A		5.530%	6/25/09	500	501	C
Residential Asset Mortgage Products, Inc. 2002-RS6		5.780%	11/25/32	29	29
Superior Wholesale Inventory Financing Trust 2004-A10		5.430%	9/15/11	500	501

					5,028

Total Asset-Backed Securities (Identified Cost—$6,716)					6,700
Mortgage-Backed Securities	22.0%

Fixed Rate Securities	1.5%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	9	9
Countrywide Alternative Loan Trust 2004-J1		6.000%	2/25/34	46	46

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Residential Asset Mortgage Products, Inc. 2004-SL1		7.000%	11/25/31	$556	$564
Residential Asset Mortgage Products, Inc. 2004-SL2		8.500%	10/25/31	38	40
Residential Asset Mortgage Products, Inc. 2005-SL1		8.000%	5/25/32	700	729

					1,388

Indexed SecuritiesA	18.1%
American Home Mortgage Investment Trust 2005-SD1		5.780%	9/25/35	667	669	C
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	179	177
Banc of America Mortgage Securities 2005-F		5.021%	7/25/35	867	858
Bear Stearns Arm Trust 2004-10		4.517%	1/25/35	703	698
CBA Commercial Small Balance Commercial Trust 2005-1A		5.650%	8/25/35	582	583	C
Citigroup Mortgage Loan Trust, Inc. 2005-5		5.480%	8/25/35	327	328
Countrywide Alternative Loan Trust 2005-38		5.680%	9/25/35	552	554
Countrywide Alternative Loan Trust 2005-51		5.630%	11/20/35	643	646
Countrywide Asset-backed Certificates 2005-IM1		5.610%	11/25/35	990	991
Countrywide Home Loans 2005-R3		5.730%	9/25/35	713	717	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A		5.520%	5/15/23	600	600	C
Crusade Global Trust 2003-2		5.580%	9/18/34	77	77	D
Granite Mortgages PLC 2003-1		5.690%	1/20/20	128	128	D
GSMPS Mortgage Loan Trust 2005-RP3		5.680%	9/25/35	546	547
Harborview Mortgage Loan Trust 2006-7		5.530%	10/19/37	907	907
J.P. Morgan Mortgage Trust 2003-A1		4.359%	10/25/33	278	271
Luminent Mortgage Trust 2006-2		5.530%	2/25/46	862	861
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	350	338
MASTR Specialized Loan Trust 2006-2		5.584%	2/25/36	618	618	C
Medallion Trust 2000-2G		5.590%	12/18/31	86	86	D
Medallion Trust 2003-1G		5.580%	12/21/33	78	78	D
MLCC Mortgage Investors, Inc. 2003-H		6.706%	1/25/29	49	50
Provident Funding Mortgage Loan Trust 2005-1		4.159%	5/25/35	278	275
Sequoia Mortgage Trust 2003-2		5.560%	6/20/33	56	56
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS		5.670%	8/25/35	418	419
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.630%	9/25/35	443	444
Structured Asset Mortgage Investments, Inc. 2006-AR6		5.586%	7/25/36	893	893
Thornburg Mortgage Securities Trust 2005-3		5.570%	10/25/35	711	710
Wachovia Mortgage Loan Trust, LLC 2005-A		4.783%	8/20/35	354	349

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
WaMu Mortgage Pass-Through Certificates 2003-AR10		4.062%	10/25/33	$200	$197
WaMu Mortgage Pass-Through Certificates 2005-AR15		5.610%	11/25/45	890	894
WaMu Mortgage Pass-Through Certificates 2005-AR19		5.740%	12/25/45	500	502
WaMu Mortgage Pass-Through Certificates 2006-AR11		5.590%	9/25/46	698	698

					16,219

Variable Rate SecuritiesE	2.4%
Banc of America Funding Corporation 2004-B		4.177%	12/20/34	150	150
Banc of America Funding Corporation 2005-F		5.257%	9/20/35	250	251
Countrywide Alternative Loan Trust 2004-33 1A1		5.003%	12/25/34	95	95
Countrywide Alternative Loan Trust 2004-33 2A1		4.948%	12/25/34	45	45
Countrywide Alternative Loan Trust 2005-14		3.300%	5/25/35	141	138
IndyMac INDX Mortgage Loan Trust 2004-AR15		5.074%	2/25/35	618	615
Prime Mortgage Trust 2005-2		7.448%	10/25/32	202	207
Residential Funding Mortgage Securities I 2005-SA3		4.920%	8/25/35	544	543
Structured Asset Securities Corporation 2004-SC1		9.902%	12/25/29	118	127	C

					2,171

Total Mortgage-Backed Securities (Identified Cost—$19,806)					19,778
U.S. Government and Agency Obligations	19.5%

Fixed Rate Securities	17.8%
Fannie Mae		5.000%	9/15/08	150	150
Freddie Mac		3.800%	12/27/06	1,820	1,813
Freddie Mac		3.625%	11/14/08	375	365
United States Treasury Notes		3.500%	5/31/07	760	753
United States Treasury Notes		3.625%	6/30/07	1,730	1,713
United States Treasury Notes		4.375%	1/31/08	9,220	9,165
United States Treasury Notes		5.000%	7/31/08	2,000	2,009

					15,968

Treasury Inflation-Protected SecuritiesF	1.7%
United States Treasury Inflation-Protected Security		3.000%	7/15/12	849	881
United States Treasury Inflation-Protected Security		2.375%	1/15/25	658	669

					1,550

Total U.S. Government and Agency Obligations (Identified Cost—$17,621)					17,518

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities	22.4%

Fixed Rate Securities	14.2%
Fannie Mae		5.000%	12/1/36	$5,650	$5,429	G
Fannie Mae		5.500%	12/1/36	2,200	2,167	G
Fannie Mae		6.000%	12/1/36	3,450	3,465	G
Freddie Mac		5.000%	12/1/36	100	96	G
Government National Mortgage Association		5.000%	8/15/33	84	82
Government National Mortgage Association		5.500%	12/1/36	1,500	1,490	G
Government National Mortgage Association		5.000%	12/1/36	30	29	G

					12,758

Indexed SecuritiesA	8.2%
Fannie Mae		4.215%	12/1/34	150	146
Fannie Mae		4.253%	12/1/34	147	144
Fannie Mae		4.329%	1/1/35	163	159
Fannie Mae		4.860%	1/1/35	291	287
Fannie Mae		4.792%	2/1/35	667	661
Fannie Mae		4.541%	3/1/35	334	329
Fannie Mae		5.113%	3/1/35	552	548
Fannie Mae		4.725%	7/1/35	4,648	4,596
Freddie Mac		4.354%	12/1/34	73	72
Freddie Mac		4.081%	1/1/35	50	48
Freddie Mac		4.099%	1/1/35	89	86
Freddie Mac		4.512%	1/1/35	243	239

					7,315

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$20,158)					20,073
Yankee BondsD	7.7%

Banking and Finance	1.5%
AIFUL CORPORATION		5.000%	8/10/10	370	360	C
Islandsbanki hf		5.519%	2/22/08	10	10	A,C
Kaupthing Bank hf		6.190%	4/12/11	300	300	A,C
Kaupthing Bank hf		5.750%	10/4/11	290	289	C
Landsbanki Islands hf (The National Bank of Iceland)		6.100%	8/25/11	210	212	C
MUFG Capital Finance 1 Limited		6.346%	7/25/49	140	141	B

					1,312

Beverages	0.5%
SABMiller Plc		5.671%	7/1/09	480	480	A,C

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Foreign Governments	0.8%
Russian Federation		3.000%	5/14/08	$330	$317
Russian Federation		8.250%	3/31/10	36	37
Russian Federation		8.250%	3/31/10	329	346	C

					700

Health Care	0.2%
Baxter Finco B.V.		4.750%	10/15/10	150	147

Special Purpose	2.3%
Anadarko Finance Company		6.750%	5/1/11	790	830
Diageo Capital Plc		3.375%	3/20/08	280	273
TNK-BP Finance SA		6.875%	7/18/11	470	481	C
Tyco International Group SA		6.375%	10/15/11	480	503

					2,087

Telecommunications	2.2%
British Telecommunications plc		8.375%	12/15/10	500	561
Deutsche Telekom International Finance BV		8.000%	6/15/10	300	327
France Telecom SA		7.750%	3/1/11	240	263
Koninklijke (Royal) KPN NV		8.000%	10/1/10	420	454
Telecom Italia Capital		5.969%	2/1/11	100	99	A
Telefonica Emisiones, S.A.U.		5.690%	6/19/09	300	300	A

					2,004

Telecommunications (Cellular/Wireless)	0.2%
Vodafone Group Plc		3.950%	1/30/08	170	167

Total Yankee Bonds (Identified Cost—$6,879)					6,897

Total Long-Term Securities (Identified Cost—$90,808)					90,623
Short-Term Securities	12.9%

U.S. Government and Agency Obligations	0.1%
Fannie Mae		0.000%	6/25/07	124	119H,I

Options PurchasedJ	N.M.
U.S. Treasury Note Futures Call, November 2006, Strike Price $102.03				400,000K	3

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	PAR	VALUE

Short-Term Securities—Continued

Repurchase Agreements	12.8%
Goldman Sachs Group, Inc. 5.3%, dated 9/29/06, to be repurchased at $11,465 on 10/2/06 (Collateral: $11,190 Tennessee Valley
Authority notes, 5.375%, due 4/1/56, value $11,694)		$11,460	$11,460

Total Short-Term Securities (Identified Cost—$11,583)			11,582
Total Investments (Identified Cost—$102,391)	113.9%		102,205
Other Assets Less Liabilities	(13.9)%		(12,488)

Net Assets	100.0%		$89,717

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedJ
U.S. Treasury Note Futures	December 2006	245	$100

Futures Contracts WrittenJ
U.S. Treasury Note Futures	December 2006	2	$(0.1)
U.S. Treasury Note Futures	December 2006	3	(0.2)
U.S. Treasury Note Futures	December 2006	112	(119)
U.S. Treasury Note Futures	December 2006	120	(83)

			$(202)

Options WrittenJ
Fannie Mae Futures Call, Strike Price $100.3984	November 2006	1,100,000	— L
U.S. Treasury Note Futures Call, Strike Price $110.00	March 2007	38	10
U.S. Treasury Note Futures Put, Strike Price $106.00	March 2007	58	(6)

			$4

A	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the one-year U.S. Treasury Bill Rate, or the Cost of Funds Index (“COFI”) rate. The coupon rates are the rates as of September 30, 2006.
B	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes.
C	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.0% of net assets.
D	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
E	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
F	Treasury Inflation-Protected Security – A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued Security – A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
H	All or a portion of this security is pledged as collateral to cover futures contracts.
I	Zero Coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Options and futures are described in more detail in the notes to financial statements.
K	Par represents actual number of contracts.
L	Amounts less than $1.

N.M.—Not meaningful.

See note to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Limited Duration Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$90,808)		$90,623
Short-term securities at value (Identified Cost—$11,583)		11,582
Swap contracts at value		6
Receivable for securities sold		3,467
Futures variation margin receivable		6
Interest receivable		609
Due from manager		10
Other assets		1

Total assets		106,304

Liabilities:
Payable for securities purchased	$49
Payable for fund shares repurchased	16,446
Options written (Proceeds—$50)	46
Accrued expenses	46

Total liabilities		16,587

Net Assets		$89,717

Net assets consist of:
Accumulated paid-in-capital applicable to:
9,117 Institutional Class shares outstanding		$90,662
Undistributed net investment income		6
Accumulated net realized loss on investments, options, futures, and swaps		(670)
Unrealized appreciation/(depreciation) of investments, options, futures, and swaps		(281)

Net Assets		$89,717

Net Asset Value Per Share:
Institutional Class		$9.84

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Limited Duration Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest			$1,920
Expenses:
Advisory fee	$131
Audit and legal fees	35
Custodian fees	29
Directors’ fees and expenses	1
Proxy expense	— A
Registration fees	8
Reports to shareholders	7
Transfer agent and shareholder servicing expense	4
Other expenses	7

	222
Less: Fees waived	(72)
Compensating balance creditsB	—	A

Total expenses, net of waivers and compensating balance credits			150

Net Investment Income			1,770
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized loss on:
Investments	(15)
Futures	(131)
Swaps	(1)

			(147)
Change in unrealized appreciation/(depreciation) of investments, options, futures, and swaps			479

Net Realized and Unrealized Gain on Investments			332

Change in Net Assets Resulting From Operations			$2,102

A	Amounts less than $1.
B	See note 1, compensating balance credits, in the notes to financial statements.

N/A—Not applicable.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Limited Duration Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$1,770	$2,658

Net realized loss on investments, options, futures, and swaps	(147)	(449)

Change in unrealized appreciation/(depreciation) of investments, options, futures, and swaps	479	(458)

Change in net assets resulting from operations	2,102	1,751

Distributions to Shareholders from net investment income	(1,771)	(2,696)

Change in net assets from Fund share transactions	15,243	37,662

Change in net assets	15,574	36,717

Net Assets:
Beginning of period	74,143	37,426

End of period	$89,717	$74,143

Undistributed net investment income	$6	$7

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Limited Duration Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004A
	(Unaudited)
Net asset value, beginning of period	$9.80		$9.89	$10.09	$10.00

Investment operations:
Net investment income	.23		.38	.24	.08
Net realized and unrealized gain/(loss) on investments, options, futures, and swaps	.04		(.09)	(.17)	.09

Total from investment operations	.27		.29	.07	.17

Distributions paid from:
Net investment income	(.23)		(.38)	(.25)	(.08)
Net realized gain on investments	—		—	(.02)	—

Total distributions	(.23)		(.38)	(.27)	(.08)

Net asset value, end of period	$9.84		$9.80	$9.89	$10.09

Total return	2.81	%B	3.01%	.69%	1.69	%B

Ratios to Average Net Assets:C
Total expenses	.59	%D	.68%	.73%	.68	%D
Expenses net of waivers, if any	.40	%D	.40%	.40%	.40	%D
Expenses net of all reductions	.40	%D	.40%	.40%	.40	%D
Net investment income	4.7	%D	3.9%	2.4%	1.6	%D

Supplemental Data:
Portfolio turnover rate	127.8	%B	244.7%	231.5%	125.5%
Net assets at end of period (in thousands)	$89,717		$74,143	$37,426	$26,182

A	For the period October 1, 2003 (commencement of operations) to March 31, 2004.
B	Not annualized.
C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Intermediate Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,037.60	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.45% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Intermediate Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsA

(as a percentage of the portfolio)

Maturity Schedule

(as a percentage of the portfolio)

A	Source: Standard & Poor's.
B	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	84.8%

Corporate Bonds and Notes	35.0%

Aerospace/Defense	0.2%
United Technologies Corporation		6.350%	3/1/11	$1,037	$1,083

Automotive	0.7%
Ford Motor Company		7.450%	7/16/31	1,159	896	A
General Motors Corporation		8.375%	7/15/33	3,598	3,112	A

					4,008

Banking and Finance	7.5%
Ford Motor Credit Company		6.194%	9/28/07	7,730	7,659	B
Ford Motor Credit Company		8.466%	11/2/07	251	253	B
Ford Motor Credit Company		6.625%	6/16/08	9,148	9,010
General Motors Acceptance Corporation		6.125%	8/28/07	3,792	3,787	A
General Motors Acceptance Corporation		6.539%	9/23/08	995	989	B
General Motors Acceptance Corporation		6.750%	12/1/14	1,556	1,519	A
General Motors Acceptance Corporation		5.046%	9/19/35	1,721	1,707	B
HSBC Finance Corporation		5.696%	5/10/10	1,272	1,278	B
Nissan Motor Acceptance Corporation		5.625%	3/14/11	2,196	2,205	C
Residential Capital Corporation		6.742%	6/29/07	3,962	3,984	B
Residential Capital Corporation		6.000%	2/22/11	2,836	2,832	A
Wachovia Capital Trust III		5.800%	3/15/42	6,788	6,807	D
Washington Mutual, Inc.		4.200%	1/15/10	2,423	2,346

					44,376

Cable	0.8%
Comcast Cable Communications, Inc.		6.750%	1/30/11	4,303	4,521	A

Casino Resorts	0.5%
Caesars Entertainment, Inc.		7.500%	9/1/09	802	838	A
Harrah’s Operating Company, Inc.		5.500%	7/1/10	754	743
Harrah’s Operating Company, Inc.		5.625%	6/1/15	1,378	1,281

					2,862

Chemicals	0.4%
The Dow Chemical Company		5.750%	12/15/08	616	623
The Dow Chemical Company		5.970%	1/15/09	713	724
The Dow Chemical Company		6.000%	10/1/12	810	837

					2,184

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Computer Services and Systems	0.5%
Electronic Data Systems Corporation		7.125%	10/15/09	$2,625	$2,746

Diversified Financial Services	0.3%
ZFS Finance USA Trust II		6.450%	12/15/65	2,060	2,037	C,D

Drug and Grocery Store Chains	0.3%
Safeway Inc.		6.500%	3/1/11	690	712
The Kroger Co.		6.200%	6/15/12	883	905

					1,617

Electric	1.3%
Appalachian Power Company		3.600%	5/15/08	1,094	1,064
Commonwealth Edison Company		6.150%	3/15/12	263	270
Dominion Resources, Inc.		5.700%	9/17/12	1,596	1,606	A
FirstEnergy Corp.		6.450%	11/15/11	2,877	3,001	A
Niagara Mohawk Power Corporation		7.750%	10/1/08	1,742	1,818

					7,759

Energy	2.6%
Alabama Power Company		5.590%	8/25/09	1,134	1,138	B
CenterPoint Energy Inc.		5.875%	6/1/08	1,325	1,331
Duke Energy Corporation		6.250%	1/15/12	1,078	1,122	A

Duke Energy Corporation		5.625%	11/30/12	729	739
Exelon Corporation		6.750%	5/1/11	2,269	2,384
MidAmerican Energy Holdings Company		5.875%	10/1/12	827	842
Pacific Gas and Electric Company		3.600%	3/1/09	2,309	2,226
Progress Energy, Inc.		5.850%	10/30/08	1,013	1,023
Progress Energy, Inc.		7.100%	3/1/11	1,337	1,433	A
TXU Corp.		4.800%	11/15/09	570	556
TXU Corp.		5.550%	11/15/14	2,480	2,343	A

					15,137

Environmental Services	0.9%
Waste Management, Inc.		6.875%	5/15/09	2,285	2,374
Waste Management, Inc.		7.375%	8/1/10	3,055	3,275

					5,649

Food, Beverage and Tobacco	1.0%
Altria Group, Inc.		7.000%	11/4/13	170	185
Kraft Foods Inc.		5.625%	11/1/11	1,932	1,952
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	1,978	2,000	C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco—Continued
Sara Lee Corporation		2.750%	6/15/08	$1,661	$1,589
Sara Lee Corporation		6.250%	9/15/11	543	556

					6,282

Gas and Pipeline Utilities	0.7%
Kinder Morgan Energy Partners, L.P.		7.500%	11/1/10	1,321	1,411	A
Kinder Morgan Energy Partners, L.P.		6.750%	3/15/11	1,337	1,393
The Williams Companies, Inc.		8.125%	3/15/12	1,540	1,644

					4,448

Investment Banking/Brokerage	2.9%
JPMorgan Chase & Co.		5.125%	9/15/14	1,329	1,303
JPMorgan Chase Capital XIII		6.317%	9/30/34	122	122	B
Lehman Brothers Holdings E-Capital Trust I		6.173%	8/19/65	3,206	3,224	B
Merrill Lynch & Co. Inc.		5.700%	2/5/10	2,334	2,343	B
Morgan Stanley		5.050%	1/21/11	1,544	1,530
Morgan Stanley		5.625%	1/9/12	1,940	1,965
The Bear Stearns Companies Inc.		4.550%	6/23/10	1,118	1,093	A
The Goldman Sachs Group, Inc.		5.664%	6/28/10	5,494	5,522	B

					17,102

Investment Management	0.2%
Dryden Investor Trust		7.157%	7/23/08	1,260	1,280

Media	2.0%
Clear Channel Communications, Inc.		4.250%	5/15/09	3,347	3,235
Liberty Media Corporation		7.875%	7/15/09	2,820	2,952
News America Incorporated		5.300%	12/15/14	2,344	2,298
Time Warner Inc.		6.875%	5/1/12	1,288	1,362
Turner Broadcasting System, Inc.		8.375%	7/1/13	1,483	1,667
Viacom Inc.		5.750%	4/30/11	420	419	C

					11,933

Medical Care Facilities	0.1%
HCA, Inc.		8.750%	9/1/10	822	830

Oil and Gas	4.5%
Amerada Hess Corporation		6.650%	8/15/11	4,528	4,751
Anadarko Petroleum Corporation		5.950%	9/15/16	4,110	4,159
Apache Corporation		6.250%	4/15/12	1,870	1,951
Occidental Petroleum Corporation		6.750%	1/15/12	1,000	1,069	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Pemex Project Funding Master Trust		6.125%	8/15/08	$319	$321
Pemex Project Funding Master Trust		6.690%	6/15/10	4,603	4,704	B,C
Pemex Project Funding Master Trust		5.991%	12/3/12	1,075	1,072	B,C
Pemex Project Funding Master Trust		7.375%	12/15/14	178	193
Sonat Inc.		7.625%	7/15/11	3,954	4,053
XTO Energy, Inc.		7.500%	4/15/12	859	936
XTO Energy, Inc.		6.250%	4/15/13	1,645	1,697	A
XTO Energy, Inc.		5.650%	4/1/16	1,612	1,599

					26,505

Paper and Forest Products	0.8%
International Paper Company		3.800%	4/1/08	1,872	1,830
International Paper Company		6.750%	9/1/11	810	860
Willamette Industries, Inc.		7.125%	7/22/13	1,839	1,988

					4,678

Pharmaceuticals	0.3%
Bristol-Myers Squibb Company		5.750%	10/1/11	1,900	1,937

Special Purpose	4.5%
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	6,790	6,963
Devon Financing Corporation ULC		6.875%	9/30/11	2,577	2,742
International Lease Finance Corp. E-Capital Trust I		5.900%	12/21/65	2,561	2,580	A,C,D
International Lease Finance Corporation		5.000%	4/15/10	4,262	4,203
National Rural Utilities		3.875%	2/15/08	940	923
National Rural Utilities		5.750%	12/1/08	559	565
Sprint Capital Corporation		8.375%	3/15/12	4,019	4,504
Verizon Global Funding Corp.		7.250%	12/1/10	4,051	4,345

					26,825

Telecommunications	1.0%
AT&T Inc.		4.125%	9/15/09	1,929	1,868
AT&T Inc.		5.300%	11/15/10	2,706	2,698	A
Embarq Corporation		6.738%	6/1/13	1,296	1,334

					5,900

Telecommunications (Cellular/Wireless)	0.5%
New Cingular Wireless Services Inc.		8.125%	5/1/12	2,774	3,122

Transportation	0.5%
Continental Airlines, Inc.		6.545%	8/2/20	1,036	1,054
Delta Air Lines, Inc.		6.619%	9/18/12	316	316
U.S. Airways		6.850%	1/30/18	1,528	1,547

					2,917

Total Corporate Bonds and Notes (Identified Cost—$208,292)					207,738

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities	1.2%

Fixed Rate Securities	0.5%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	$359	$355D
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	648	543
Green Tree Financial Corporation 1994-6		8.900%	1/15/20	1,820	1,855
Mego Mortgage Home Loan Trust 1996-2		7.275%	8/25/17	10	10
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	377	376

					3,139

Indexed SecuritiesB	0.6%
AFC Home Equity Loan Trust 2003-3		5.680%	10/25/30	1,000	1,002	C
AMRESCO Residential Securites Mortgage Loan Trust 1998-2		6.155%	6/25/28	164	164
Countrywide Asset-Backed Certificates 2002-BC1		5.990%	4/25/32	574	574
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		5.590%	3/25/31	467	471
MSDWCC HELOC Trust 2003-1		5.600%	11/25/15	1,149	1,149
Residential Asset Securities Corporation 2003-KS1		5.700%	1/25/33	401	401

					3,761

Stripped Securities	0.1%
ACA CDS 2002-1, Ltd.		2.742%	7/15/08	6,158	154	E1
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	3,079	250	E1

					404

Total Asset-Backed Securities (Identified Cost—$7,537)					7,304
Mortgage-Backed Securities	5.7%

Fixed Rate Securities	1.6%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	44	44
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,103	3,211
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	563	572
Virginia Housing Development Authority Commonwealth Mortgage Bonds Pass-Through Certificates 2006		6.000%	6/25/34	5,724	5,725

					9,552

Indexed SecuritiesB	1.8%
Countrywide Home Loans 2003-49		3.697%	12/19/33	810	793
Impac CMB Trust 2003-12		6.090%	12/25/33	793	794
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	5,915	5,715
Wells Fargo Mortgage-Backed Securities Trust 2004-S		3.539%	9/25/34	3,525	3,415

					10,717

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Variable Rate SecuritiesF	2.3%
Banc of America Funding Corporation 2005-B		5.109%	4/20/35	$2,387	$2,371
Bear Stearns ALT-A Trust 2005-2		4.745%	4/25/35	2,023	1,995
Citigroup Mortgage Loan Trust, Inc. 2005-8 1A1A		5.320%	10/25/35	2,007	1,997
Countrywide Home Loans 2004-20		6.882%	9/25/34	1,363	1,388
Merrill Lynch Mortgage Investors, Inc. 2005-A2		4.488%	2/25/35	1,755	1,724
MLCC Mortgage Investors, Inc. 2005-1 2A1		4.965%	4/25/35	923	915
MLCC Mortgage Investors, Inc. 2005-1 2A2		4.965%	4/25/35	2,873	2,849
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.569%	10/25/34	409	402

					13,641

Total Mortgage-Backed Securities (Identified Cost—$34,163)					33,910
U.S. Government and Agency Obligations	20.2%

Fixed Rate Securities	17.9%
Fannie Mae		5.000%	9/15/08	2,080	2,081
Fannie Mae		7.250%	1/15/10	162	173
Fannie Mae		4.375%	3/15/13	2,868	2,777
Fannie Mae		4.625%	5/1/13	235	228
Fannie Mae		4.625%	10/15/13	5,600	5,490
Fannie Mae		5.125%	1/2/14	1,053	1,050
Farmer Mac		4.250%	7/29/08	1,005	991
Federal Farm Credit Bank		4.875%	4/4/12	2,561	2,552
Federal Home Loan Bank		5.800%	3/30/09	485	492
Federal Home Loan Bank		5.500%	7/15/36	180	189
Freddie Mac		5.125%	4/18/08	1,993	1,997
Freddie Mac		4.750%	1/18/11	5,899	5,863
Tennessee Valley Authority		5.625%	1/18/11	373	383
Tennessee Valley Authority		6.790%	5/23/12	2,747	2,994
United States Treasury Bonds		6.125%	11/15/27	1,475	1,725	A
United States Treasury Bonds		6.250%	5/15/30	186	224	A
United States Treasury Bonds		4.500%	2/15/36	194	186	A
United States Treasury Notes		2.250%	2/15/07	1,920	1,900	A
United States Treasury Notes		4.375%	5/15/07	794	791	A
United States Treasury Notes		6.625%	5/15/07	1,856	1,874	A
United States Treasury Notes		2.750%	8/15/07	421	413
United States Treasury Notes		4.375%	1/31/08	81	81	A
United States Treasury Notes		3.750%	5/15/08	19,642	19,336	A
United States Treasury Notes		5.000%	7/31/08	8,400	8,439
United States Treasury Notes		3.875%	5/15/09	3,946	3,873	A
United States Treasury Notes		4.000%	6/15/09	4,246	4,180

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		3.875%	9/15/10	$5,956	$5,804	A
United States Treasury Notes		4.500%	2/28/11	2,901	2,890	A
United States Treasury Notes		4.750%	3/31/11	1,118	1,125	A
United States Treasury Notes		4.875%	4/30/11	450	455	A
United States Treasury Notes		4.625%	8/31/11	1,500	1,502	A
United States Treasury Notes		4.250%	8/15/13	15,740	15,408	A
United States Treasury Notes		4.250%	8/15/15	426	414	A
United States Treasury Notes		4.875%	8/15/16	7,900	8,049	A

					105,929

Stripped Securities	0.7%
United States Treasury Bonds		0.000%	11/15/24	9,318	3,869	A,E2

Treasury Inflation-Protected SecuritiesG	1.6%
United States Treasury Inflation-Protected Security		3.000%	7/15/12	18	19	A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	341	332	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	3,099	3,040	A
United States Treasury Inflation-Protected Security		2.000%	7/15/14	158	155	A
United States Treasury Inflation-Protected Security		1.875%	7/15/15	1,238	1,198	A
United States Treasury Inflation-Protected Security		2.000%	1/15/16	2,600	2,540	A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,483	1,507	A
United States Treasury Inflation-Protected Security		2.000%	1/15/26	944	906	A

					9,697

Total U.S. Government and Agency Obligations (Identified Cost—$119,914)					119,495
U.S. Government Agency Mortgage-Backed Securities	13.7%

Fixed Rate Securities	11.0%
Fannie Mae		6.500%	6/1/14	110	113
Fannie Mae		8.000%	9/1/15	55	57
Fannie Mae		6.000%	12/1/16	40,757	41,368
Fannie Mae		9.500%	4/15/21	42	46
Fannie Mae		6.000%	10/1/36	16,108	16,182
Fannie Mae		6.000%	12/1/36	50	50	H
Fannie Mae		5.000%	12/1/36	50	48	H
Fannie Mae		5.500%	12/1/36	386	380	H
Freddie Mac		4.375%	11/16/07	4,100	4,067
Freddie Mac		4.500%	1/15/13	1,985	1,937
Freddie Mac		6.500%	6/1/13 to 11/1/15	63	65
Freddie Mac		7.500%	4/1/17	4	4

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage- Backed Securities—Continued

Fixed Rate Securities—Continued
Freddie Mac		9.300%	4/15/19	$65	$69
Freddie Mac		5.000%	12/1/36	891	857	H

					65,243

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	9	8	E2
Freddie Mac		10.000%	3/1/21	8	2	E1

					10

Variable Rate SecuritiesF	2.7%
Fannie Mae		4.736%	3/1/18	28	28
Fannie Mae		4.316%	11/1/34	721	706
Fannie Mae		4.215%	12/1/34	916	891
Fannie Mae		4.860%	1/1/35	4,087	4,029
Fannie Mae		3.776%	3/1/35	1,720	1,668
Fannie Mae		4.768%	4/1/35	1,053	1,040
Freddie Mac		5.136%	1/1/19	9	9
Freddie Mac		4.354%	12/1/34	356	349
Freddie Mac		4.460%	12/1/34	1,747	1,717
Freddie Mac		4.081%	1/1/35	341	331
Freddie Mac		4.099%	1/1/35	611	593
Freddie Mac		4.608%	7/1/35	4,927	4,887

					16,248

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$81,845)					81,501
Yankee BondsI	8.9%

Aerospace/Defense	0.2%
Systems 2001 Asset Trust		6.664%	9/15/13	1,237	1,302	C

Banking and Finance	1.7%
AIFUL CORPORATION		5.000%	8/10/10	3,371	3,278	C
HBOS Treasury Services plc		4.000%	9/15/09	1,240	1,200	C
HSBC Holdings plc		7.500%	7/15/09	3,808	4,041	A
MUFG Capital Finance 1 Limited		6.346%	7/25/49	1,612	1,625	D

					10,144

Banks	2.1%
Banco Santiago SA		5.740%	12/9/09	235	236	B,C
Glitnir Banki hf		6.330%	7/28/11	120	120	B,C
Islandsbanki hf		5.519%	2/22/08	80	80	B,C
Kaupthing Bank hf		5.750%	10/4/11	4,090	4,071	C

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Yankee Bonds—Continued

Banks—Continued
Landsbanki Islands hf (The National Bank of Iceland)		6.100%	8/25/11	$2,210		$2,233	C
Royal Bank of Scotland Group plc		9.118%	3/31/49	2,431		2,713
Shinsei Fin Cayman Ltd		6.418%	1/29/49	2,755		2,736	C,D

						12,189

Electric	0.3%
SP PowerAssets Limited		5.000%	10/22/13	1,592		1,558C

Foreign Governments	0.8%
Russian Federation		5.000%	3/31/30	4,384		4,893

Manufacturing (Diversified)	0.4%
Tyco International Group SA		6.000%	11/15/13	2,358		2,440

Special Purpose	0.9%
Deutsche Telekom International Finance BV		8.000%	6/15/10	1,612		1,758
Petrozuata Finance, Inc.		8.220%	4/1/17	883		861	C
TNK-BP Finance S.A.		6.875%	7/18/11	2,783		2,848	C

						5,467

Telecommunications	2.4%
British Telecommunications plc		8.375%	12/15/10	3,817		4,278
France Telecom SA		7.750%	3/1/11	2,358		2,583
Koninklijke (Royal) KPN NV		8.000%	10/1/10	4,007		4,329
Telecom Italia Capital		5.969%	2/1/11	2,779		2,756	B

						13,946

Utilities	0.1%
United Utilities plc		6.450%	4/1/08	778		788

Total Yankee Bonds (Identified Cost—$51,835)						52,727
Preferred Stocks	0.1%
Home Ownership Funding Corporation		13.331%		1	shs	108	C,D
Home Ownership Funding Corporation II		13.338%		2		324	C,D

Total Preferred Stocks (Identified Cost—$1,942)						432

Total Long-Term Securities (Identified Cost—$505,528)						503,107

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Investment of Collateral From Securities Lending	15.2%
State Street Navigator Securities Lending Prime Portfolio				90,372	shs	$90,372

Total Investment of Collateral From Securities Lending (Identified Cost—$90,372)						90,372
Short-Term Securities	24.8%

U.S. Government and Agency Obligations	0.9%
Fannie Mae		0.000%	6/25/07	$5,737		5,526	J,K

Repurchase Agreements	23.9%
Goldman Sachs Group, Inc. 5.3%, dated 9/29/06, to be repurchased at $141,694 on 10/2/06 (Collateral: $45,270 Freddie Mac notes, 6.625%, due 9/15/09, value $47,477; $100,000 Federal Home Loan Bank note, 2.75%, due 3/14/08, value $97,000)				141,631		141,631

Total Short-Term Securities (Identified Cost—$147,157)						147,157
Total Investments (Identified Cost—$743,057)	124.8%					740,636
Obligation to Return Collateral for Securities Loaned	(15.2)%					(90,372)
Other Assets Less Liabilities	(9.6)%					(57,101)

Net Assets	100.0%					$593,163

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Eurodollar Futures	June 2007	55	$27
U.S. Treasury Note Futures	December 2006	890	630
U.S. Treasury Note Futures	December 2006	264	114

			$771

Futures Contracts WrittenL
U.S. Treasury Bond Futures	December 2006	62	$(98)
U.S. Treasury Note Futures	December 2006	72	5

			$(93)

Options WrittenL
U.S. Treasury Note Futures Call, Strike Price $110.00	March 2007	66	$7
U.S. Treasury Note Futures Call, Strike Price $111.00	March 2007	83	8
U.S. Treasury Note Futures Put, Strike Price $106.00	March 2007	81	(5)

			$10

A	All or a portion of these securities is on loan.
B	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2006.
C	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 6.2% of net assets.
D	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
E	Stripped security – Security with interest-only or principal-only payments streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
G	Treasury Inflation-Protected Security – Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
H	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
J	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is pledged as collateral to cover futures and option contracts.
L	Options and futures are described in more detail in the notes to financial statements.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$595,900)A		$593,479
Short-term securities at value (Identified Cost—$147,157)		147,157
Swap contracts at value		130
Cash		745
Receivable for securities sold		43,832
Receivable for fund shares sold		326
Interest and dividends receivable		5,499

Total assets		791,168

Liabilities:
Payable for securities purchased	$106,487
Payable for fund shares repurchased	457
Accrued management fee	163
Income distribution payable	256
Interest expense payable	4
Obligation to return collateral for securities loaned	90,372
Options written (Proceeds—$100)	90
Futures variation margin	62
Accrued expenses	114

Total liabilities		198,005

Net Assets		$593,163

Net assets consist of:
Accumulated paid-in-capital applicable to:
57,367 Institutional Class shares outstanding		$606,510
Undistributed net investment income		144
Accumulated net realized loss on investments, options, futures and swaps		(11,941)
Unrealized appreciation/(depreciation) of investments, options, futures and swaps		(1,550)

Net Assets		$593,163

Net Asset Value Per Share:
Institutional Class		$10.34

A	The market value of securities on loan is $90,318.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$17,517
Dividends	80

Total income		$17,597
Expenses:
Advisory fee	1,335
Audit and legal fees	56
Custodian fees	90
Directors’ fees and expenses	21
Proxy expense	4
Registration fees	16
Reports to shareholders	9
Transfer agent and shareholder servicing expense	10
Other expenses	28

	1,569
Less: Fees waived	(65)
Compensating balance creditsA	(2)

Total expenses, net of waivers and compensating balance credits		1,502

Net Investment Income		16,095
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(6,266)
Options	(92)
Futures	(94)
Swaps	314

		(6,138)
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		13,600

Net Realized and Unrealized Gain/(Loss) on Investments		7,462

Change in Net Assets Resulting From Operations		$23,557

A	See note 1, compensating balance credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$16,095	$30,272

Net realized loss on investments, options, futures, swaps	(6,138)	(5,633)

Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps	13,600	(9,284)

Change in net assets resulting from operations	23,557	15,355

Distributions to Shareholders from:
Net investment income	(16,193)	(30,414)
Net realized gain on investments	—	(6,582)

Change in net assets from Fund share transactions	(153,693)	100,653

Change in net assets	(146,329)	79,012

Net Assets:
Beginning of period	739,492	660,480

End of period	$593,163	$739,492

Undistributed net investment income	$144	$242

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		FOR THE YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$10.21		$10.51	$11.01	$10.92	$10.39	$10.65

Investment operations:
Net investment income	.25		.44	.38	.44	.53	.57
Net realized and unrealized gain/(loss) on investments, options, futures and swaps	.13		(.20)	(.22)	.36	.62	(.13)

Total from investment operations	.38		.24	.16	.80	1.15	.44

Distributions paid from:
Net investment income	(.25)		(.44)	(.38)	(.44)	(.53)	(.57)
Net realized gain on investments	—		(.10)	(.28)	(.27)	(.09)	(.13)

Total distributions	(.25)		(.54)	(.66)	(.71)	(.62)	(.70)

Net asset value, end of period	$10.34		$10.21	$10.51	$11.01	$10.92	$10.39

Total return	3.76	%A	2.37%	1.66%	7.58%	11.37%	4.20%

Ratios to Average Net Assets:B
Total expenses	.47	%C	.47%	.46%	.47%	.45%	.47%
Expenses net of waivers, if any	.45	%C	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45	%C	.45%	.45%	.45%	.45%	.45%
Net investment income	4.8	%C	4.3%	3.6%	4.0%	5.0%	5.3%

Supplemental Data:
Portfolio turnover rate	177.7	%A	266.1%	215.7%	255.1%	238.5%	274.8%
Net assets at end of period (in thousands)	$593,163		$739,492	$660,480	$587,229	$539,874	$628,196

A	Not annualized.
B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Intermediate Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,038.40	$2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.81	2.28

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.45% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Intermediate Plus Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit, and inflation risk. Non-U.S. investment are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning March 31, 2004.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.
C	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	83.8%

Corporate Bonds and Notes	36.0%

Automotive	0.2%
Ford Motor Company		7.450%	7/16/31	$110	$85
General Motors Corporation		8.375%	7/15/33	120	104

					189

Banking and Finance	8.0%
Caterpillar Financial Services Corporation		3.450%	1/15/09	120	116
Ford Motor Credit Company		6.625%	6/16/08	850	837
Ford Motor Credit Company		9.957%	4/15/12	1,000	1,046	A
General Motors Acceptance Corporation		6.407%	1/16/07	700	699	A
General Motors Acceptance Corporation		6.125%	8/28/07	370	369
General Motors Acceptance Corporation		6.539%	9/23/08	850	845	A
General Motors Acceptance Corporation		6.750%	12/1/14	40	39
General Motors Acceptance Corporation		5.046%	9/19/35	174	173	A
HSBC Finance Corporation		5.696%	5/10/10	454	456	A
John Deere Capital Corporation		5.100%	1/15/13	200	198
Nissan Motor Acceptance Corporation		5.625%	3/14/11	320	321	B
Residential Capital Corporation		6.742%	6/29/07	100	100	A
Residential Capital Corporation		6.000%	2/22/11	300	300
Wachovia Capital Trust III		5.800%	3/15/42	970	973	C
Washington Mutual, Inc.		4.200%	1/15/10	290	281

					6,753

Cable	0.6%
Comcast Cable Communications, Inc.		6.750%	1/30/11	510	536

Casino Resorts	0.5%
Caesars Entertainment, Inc.		7.500%	9/1/09	90	94
Harrah’s Operating Company, Inc.		5.500%	7/1/10	200	197
Harrah’s Operating Company, Inc.		5.625%	6/1/15	130	121

					412

Chemicals	0.6%
The Dow Chemical Company		5.750%	12/15/08	100	101
The Dow Chemical Company		5.970%	1/15/09	70	71
The Dow Chemical Company		6.000%	10/1/12	300	310

					482

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Computer Services and Systems	0.5%
Electronic Data Systems Corporation		7.125%	10/15/09	$330	$345
International Business Machines Corporation		4.750%	11/29/12	100	98

					443

Diversified Financial Services	0.6%
ZFS Finance (USA) Trust II		6.450%	12/15/65	240	237B,C
American Express Company		6.800%	9/1/66	250	264	C

					501

Drug and Grocery Store Chains	0.1%
Safeway Inc.		6.500%	3/1/11	100	103

Electric	1.8%
Alabama Power Company		5.590%	8/25/09	120	120	A
Appalachian Power Company		3.600%	5/15/08	277	270
Dominion Resources, Inc.		5.700%	9/17/12	380	382
FirstEnergy Corp.		6.450%	11/15/11	500	522
Niagara Mohawk Power Corporation		7.750%	10/1/08	50	52
The AES Corporation		9.500%	6/1/09	150	160

					1,506

Energy	2.4%
CenterPoint Energy, Inc.		5.875%	6/1/08	120	121
Duke Energy Corporation		6.250%	1/15/12	200	208
Duke Energy Corporation		5.625%	11/30/12	160	162
Exelon Corporation		6.750%	5/1/11	300	315
Pacific Gas and Electric Company		3.600%	3/1/09	320	309
Progress Energy, Inc.		5.850%	10/30/08	100	101
Progress Energy, Inc.		7.100%	3/1/11	370	396
TXU Corp.		4.800%	11/15/09	170	166
TXU Corp.		5.550%	11/15/14	280	264

					2,042

Environmental Services	0.9%
Waste Management, Inc.		6.875%	5/15/09	250	260
Waste Management, Inc.		7.375%	8/1/10	460	493

					753

Food, Beverage and Tobacco	1.9%
Altria Group, Inc.		5.625%	11/4/08	170	171
Altria Group, Inc.		7.000%	11/4/13	480	524

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco—Continued
Kraft Foods Inc.		5.625%	11/1/11	$340	$343
Pepsi Bottling Holdings Inc.		5.625%	2/17/09	320	324	B
Sara Lee Corporation		2.750%	6/15/08	150	143
Sara Lee Corporation		6.250%	9/15/11	60	62

					1,567

Gas and Pipeline Utilities	1.1%
ANR Pipeline, Inc.		8.875%	3/15/10	65	68
Kinder Morgan Energy Partners, L.P.		7.500%	11/1/10	290	310
Kinder Morgan Energy Partners, L.P.		6.750%	3/15/11	80	83
Southern Natural Gas Company		8.875%	3/15/10	85	89
The Williams Companies, Inc.		6.375%	10/1/10	60	60	B
The Williams Companies, Inc.		7.508%	10/1/10	280	285	A,B

					895

Investment Banking/Brokerage	2.0%
JPMorgan Chase & Co.		5.125%	9/15/14	210	206
JPMorgan Chase Capital XIII		6.317%	9/30/34	20	20	A
Lehman Brothers Holdings E-Capital Trust I		6.173%	8/19/65	430	432	A
Lehman Brothers Holdings Inc.		4.500%	7/26/10	140	136
Merrill Lynch & Co., Inc.		5.700%	2/5/10	160	161	A
Morgan Stanley		5.050%	1/21/11	180	179
Morgan Stanley		5.625%	1/9/12	330	334
The Bear Stearns Companies Inc.		4.550%	6/23/10	250	244

					1,712

Media	2.0%
Clear Channel Communications, Inc.		4.250%	5/15/09	480	464
Liberty Media Corporation		7.875%	7/15/09	440	461
News America Incorporated		5.300%	12/15/14	400	392
Time Warner Inc.		6.875%	5/1/12	200	211
Turner Broadcasting System, Inc.		8.375%	7/1/13	130	146
Viacom Inc.		5.750%	4/30/11	60	60	B

					1,734

Medical Care Facilities	0.3%
HCA, Inc.		8.750%	9/1/10	50	50
HCA, Inc.		6.250%	2/15/13	130	109
HCA, Inc.		6.750%	7/15/13	70	59

					218

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Medical Products	0.4%
Bristol-Myers Squibb Company		5.750%	10/1/11	$310	$316

Oil and Gas	4.9%
Amerada Hess Corporation		6.650%	8/15/11	690	724
Apache Corporation		6.250%	4/15/12	100	104
ConocoPhillips		4.750%	10/15/12	500	490
El Paso Corporation		6.950%	12/15/07	300	303
Kerr-McGee Corporation		6.625%	10/15/07	60	61
Kerr-McGee Corporation		6.875%	9/15/11	650	688
Occidental Petroleum Corporation		6.750%	1/15/12	200	214
Pemex Project Funding Master Trust		6.125%	8/15/08	322	324
Pemex Project Funding Master Trust		5.991%	12/3/12	220	220	A,B
Pemex Project Funding Master Trust		7.375%	12/15/14	230	248
XTO Energy, Inc.		7.500%	4/15/12	100	109
XTO Energy, Inc.		6.250%	4/15/13	190	196
XTO Energy, Inc.		5.650%	4/1/16	460	456

					4,137

Paper and Forest Products	0.7%
International Paper Company		3.800%	4/1/08	230	225
International Paper Company		6.750%	9/1/11	50	53
Weyerhaeuser Company		6.750%	3/15/12	330	345

					623

Photo Equipment and Supplies	N.M.
Eastman Kodak Company		3.625%	5/15/08	10	10

Special Purpose	4.7%
DaimlerChrysler NA Holding Corporation		6.500%	11/15/13	970	995
Devon Financing Corporation ULC		6.875%	9/30/11	450	479
International Lease Finance Corp. E-Capital Trust I		5.900%	12/21/65	470	473	B,C
International Lease Finance Corporation		5.000%	4/15/10	510	503
National Rural Utilities Cooperative Finance Corporation		3.875%	2/15/08	100	98
Sprint Capital Corporation		8.375%	3/15/12	570	639
The Williams Companies, Inc. Credit-Linked Certificates		6.750%	4/15/09	170	171	B
The Williams Companies, Inc. Credit-Linked Certificates		8.739%	5/1/09	255	267	A,B
Verizon Global Funding Corp.		7.250%	12/1/10	350	375

					4,000

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Telecommunications	1.3%
AT&T Inc.		4.125%	9/15/09	$190	$184
AT&T Inc.		5.300%	11/15/10	380	379
AT&T Inc.		6.250%	3/15/11	100	103
Embarq Corporation		6.738%	6/1/13	200	206
Qwest Communications International Incorporated		8.905%	2/15/09	200	204	A

					1,076

Telecommunications (Cellular/Wireless)	0.5%
New Cingular Wireless Services Inc.		8.125%	5/1/12	400	450

Total Corporate Bonds and Notes (Identified Cost—$30,448)					30,458
Asset-Backed Securities	0.2%

Indexed SecuritiesA	0.2%
Metris Master Trust 2004-1		5.610%	4/20/11	100	100
Residential Asset Securities Corporation 2002-KS7		5.700%	11/25/32	18	19

					119

Total Asset-Backed Securities (Identified Cost—$119)					119
Mortgage-Backed Securities	3.3%

Fixed Rate Securities	N.M.
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2004-RA1		7.000%	3/25/34	27	27

Indexed SecuritiesA	0.6%
MASTR Adjustable Rate Mortgages Trust 2004-13		3.786%	11/21/34	450	435
Merrill Lynch Mortgage Investors, Inc. 2004-B		6.660%	5/25/29	31	31

					466

Variable Rate SecuritiesD	2.7%
Banc of America Funding Corporation 2005-B		5.109%	4/20/35	194	193
Bear Stearns ALT-A Trust 2005-2		4.745%	4/25/35	153	151
Countrywide Home Loans 2004-20		6.882%	9/25/34	33	33
J.P. Morgan Mortgage Trust 2004-A3		4.304%	7/25/34	634	627
MLCC Mortgage Investors, Inc. 2005-1 2A1		4.965%	4/25/35	68	67
MLCC Mortgage Investors, Inc. 2005-1 2A2		4.965%	4/25/35	221	219
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		4.725%	6/25/34	208	206

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
WaMu Mortgage Pass-Through Certificates 2005-AR12		4.839%	10/25/35	$518	$514
WaMu Mortgage Pass-Through Certificates 2005-AR4		4.674%	4/25/35	300	293

					2,303

Total Mortgage-Backed Securities (Identified Cost—$2,813)					2,796
U.S. Government and Agency Obligations	26.1%

Fixed Rate Securities	24.4%
Fannie Mae		5.000%	9/15/08	300	300
Fannie Mae		4.625%	10/15/13	430	422
Farmer Mac		4.250%	7/29/08	80	79
Federal Home Loan Bank		5.125%	6/13/08	140	140
Federal Home Loan Bank		5.375%	5/18/16	600	618
Federal Home Loan Bank		5.500%	7/15/36	20	21
Freddie Mac		4.750%	1/18/11	710	706
Tennessee Valley Authority		5.625%	1/18/11	10	10
Tennessee Valley Authority		6.790%	5/23/12	210	229
United States Treasury Bonds		6.125%	11/15/27	110	128
United States Treasury Bonds		4.500%	2/15/36	54	52
United States Treasury Notes		3.000%	11/15/07	3,600	3,527
United States Treasury Notes		4.375%	1/31/08	120	119
United States Treasury Notes		3.750%	5/15/08	3,940	3,879
United States Treasury Notes		5.000%	7/31/08	700	703
United States Treasury Notes		3.375%	9/15/09	770	744
United States Treasury Notes		3.375%	10/15/09	10	10
United States Treasury Notes		6.500%	2/15/10	40	42
United States Treasury Notes		3.875%	9/15/10	2,650	2,582
United States Treasury Notes		4.250%	10/15/10	1,080	1,067
United States Treasury Notes		4.500%	2/28/11	340	339
United States Treasury Notes		4.750%	3/31/11	80	80
United States Treasury Notes		4.250%	8/15/13	1,630	1,596
United States Treasury Notes		4.250%	11/15/14	10	10
United States Treasury Notes		4.250%	8/15/15	130	126
United States Treasury Notes		2.000%	1/15/16	328	320
United States Treasury Notes		4.500%	2/15/16	410	406
United States Treasury Notes		4.875%	8/15/16	2,380	2,425

					20,680

Stripped Securities	0.6%
United States Treasury Bonds		0.000%	11/15/24	1,270	527	E2

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected SecuritiesF	1.1%
United States Treasury Inflation-Protected Security		2.000%	1/15/14	$628	$616
United States Treasury Inflation-Protected Security		2.000%	7/15/14	11	10
United States Treasury Inflation-Protected Security		1.875%	7/15/15	94	91
United States Treasury Inflation-Protected Security		2.375%	1/15/25	76	77
United States Treasury Inflation-Protected Security		2.000%	1/15/26	103	98

					892

Total U.S. Government and Agency Obligations (Identified Cost—$22,130)					22,099
U.S. Government Agency Mortgage-Backed Securities	9.2%

Fixed Rate Securities	7.8%
Fannie Mae		5.000%	12/1/36	600	577	G
Fannie Mae		6.000%	12/1/16	5,480	5,562	G
Freddie Mac		4.375%	11/16/07	370	367
Freddie Mac		5.000%	12/1/36	100	96	G

					6,602

Variable Rate SecuritiesD	1.4%
Fannie Mae		5.229%	9/1/35	388	385
Fannie Mae		4.240%	12/1/34	750	731
Freddie Mac		4.082%	1/1/35	25	24
Freddie Mac		4.098%	1/1/35	44	43

					1,183

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$7,797)					7,785
Yankee BondsH	7.9%

Banking and Finance	1.0%
AIFUL CORPORATION		5.000%	8/10/10	390	379	B
HSBC Holdings plc		7.500%	7/15/09	120	128
MUFG Capital Finance 1 Limited		6.346%	7/25/49	150	151	C
Royal Bank of Scotland Group plc		9.118%	3/31/49	180	201

					859

Banks	1.8%
Banco Santiago SA		5.740%	12/9/09	200	201	A,B
Islandsbanki hf		5.519%	2/22/08	10	10	A,B
Kaupthing Bank hf		5.750%	10/4/11	150	150	B
Kaupthing Bank hf		6.125%	10/4/16	430	429	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued
Banks—Continued
Landsbanki Islands hf (The National Bank of Iceland)		6.100%	8/25/11	$330	$333	B
Shinsei Fin Cayman Ltd		6.418%	1/29/49	420	417	B,C

					1,540
Foreign Governments	1.3%
Federative Republic of Brazil		8.875%	4/15/24	20	24
Federative Republic of Brazil		10.125%	5/15/27	22	29
Federative Republic of Brazil		11.000%	8/17/40	144	188
Republic of Bulgaria		8.250%	1/15/15	6	7
Republic of Colombia		11.750%	2/25/20	17	24
Republic of Colombia		7.375%	9/18/37	100	101
Republic of Panama		7.125%	1/29/26	55	57
Republic of Panama		9.375%	4/1/29	20	26
Russian Federation		5.000%	3/31/30	340	380	C
Russian Federation		5.000%	3/31/30	210	234	B,C
United Mexican States		8.300%	8/15/31	10	12

					1,082

Manufacturing (Diversified)	0.6%
Tyco International Group SA		6.000%	11/15/13	460	476

Special Purpose	1.0%
Deutsche Telekom International Finance BV		8.000%	6/15/10	440	480
TNK-BP Finance S.A.		6.875%	7/18/11	380	389	B

					869

Telecommunications	2.0%
British Telecommunications plc		8.375%	12/15/10	350	392
France Telecom SA		7.750%	3/1/11	400	438
Koninklijke (Royal) KPN NV		8.000%	10/1/10	490	530
Telecom Italia Capital		5.969%	2/1/11	370	367	A

					1,727

Utilities	0.2%
United Utilities plc		6.450%	4/1/08	170	172

Total Yankee Bonds (Identified Cost—$6,647)					6,725
Foreign Government Obligations	0.8%
Canadian Real Return Bond		4.000%	12/1/31	192I	254F
Bundesrepublik Deutschland		3.750%	1/4/15	310J	396

Total Foreign Government Obligations (Identified Cost—$605)					650

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Foreign Corporate Bonds	0.1%
General Motors Corporation		8.375%	7/5/33	$50J		$56

Total Foreign Corporate Bonds (Identified Cost—$65)						56
Preferred Stocks	0.2%
General Motors Corporation		4.500%		7	shs	178

Total Preferred Stocks (Identified Cost—$168)						178

Total Long-Term Securities (Identified Cost—$70,792)						70,866
Short-Term Securities	22.1%

U.S. Government and Agency Obligations	0.2%
Fannie Mae		0.000%	6/25/07	$210		202	K,L

Repurchase Agreements	21.9%
Goldman Sachs Group, Inc. 5.3%, dated 9/29/06, to be repurchased at $18,531 on 10/2/06 (Collateral: $18,570 Federal Home Loan Bank note, 5.875%, due 2/14/08, value $18,895)				18,523		18,523

Total Short-Term Securities (Identified Cost—$18,725)						18,725
Total Investments (Identified Cost—$89,517)	105.9%					89,591
Other Assets Less Liabilities	(5.9)%					(4,975)

Net Assets	100.0%					$84,616

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	June 2007	8	$4
U.S. Treasury Note Futures	December 2006	145	92
U.S. Treasury Note Futures	December 2006	40	17

			$113

Futures Contracts WrittenM
U.S. Treasury Bond Futures	December 2006	9	$(14)
U.S. Treasury Note Futures	December 2006	25	(15)

			$(29)

Options WrittenM
U.S. Treasury Note Futures Call, Strike Price $110.00	March 2007	9	$1
U.S. Treasury Note Futures Call, Strike Price $111.00	March 2007	12	1
U.S. Treasury Note Futures Put, Strike Price $106.00	March 2007	12	(1)

			$1

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2006.
B	Rule 144a – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the fund’s investment adviser has determined to be liquid, represent 5.9% of net assets.
C	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
D	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
E	Stripped security – Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
F	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index for All Urban Consumers or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
G	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
H	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
I	Denominated in Canadian dollars.
J	Denominated in euros.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is collateral to cover futures and option contracts.
M	Options and futures are described in more detail in the notes to financial statements.

N.M.—Not Meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Intermediate Plus Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$70,792)		$70,866
Short-term securities at value (Identified Cost—$18,725)		18,725
Swap contracts at value		44
Cash and foreign currencies		1,604
Receivable for securities sold		6,544
Interest receivable		812

Total assets		98,595

Liabilities:
Payable for securities purchased	$13,399
Payable for fund shares repurchased	400
Accrued management fee	14
Income distribution payable	52
Options written (Proceeds—$14)	13
Futures variation margin payable	9
Unrealized depreciation of foreign forward currency contracts	24
Accrued expenses	68

Total liabilities		13,979

Net Assets		$84,616

Net assets consist of:
Accumulated paid-in-capital applicable to:
8,563 Institutional Class shares outstanding		$84,936
Overdistributions of net investment income		(36)
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(452)
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations		168

Net Assets		$84,616

Net Asset Value Per Share:
Institutional Class		$9.88

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Intermediate Plus Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$2,171
Dividends	4

Total income			$2,175
Expenses:
Advisory fee	169
Audit and legal fees	46
Custodian fees	32
Directors’ fees and expenses	2
Proxy expense	—	A
Registration fees	1
Reports to shareholders	8
Transfer agent and shareholder servicing expense	7
Other expenses	8

	273
Less: Fees waived	(81)
Compensating balance creditsB	(1)

Total expenses, net of waivers and compensating balance credits			191

Net Investment Income			1,984

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(321)
Options	(5)
Futures	33
Foreign currency transactions	18
Swaps	37

			(238)

Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, foreign currency translations and swaps	1,427
Assets and liabilities denominated in foreign currency	(—	)A

			1,427

Net Realized and Unrealized Gain/(Loss) on Investments			1,189

Change in Net Assets Resulting From Operations			$3,173

A	Amounts less than $1.
B	See note 1, compensating balance credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Intermediate Plus Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$1,984	$2,314

Net realized loss on investments, options, futures, foreign currency transactions and swaps	(238)	(29)

Change in unrealized appreciation/(depreciation) of investments, options, futures, foreign currency translations, swaps and assets and liabilities denominated in foreign currencies	1,427	(813)

Change in net assets resulting from operations	3,173	1,472

Distributions to Shareholders from net investment income	(1,984)	(2,415)

Change in net assets from Fund share transactions	13,519	30,214

Change in net assets	14,708	29,271

Net Assets:
Beginning of period	69,908	40,637

End of period	$84,616	$69,908

Overdistributions of net investment income	$(36)	$(36)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Intermediate Plus Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005
	(Unaudited)
Net asset value, beginning of period	$9.74		$9.86	$10.00

Investment operations:
Net investment income	.23		.40	.32
Net realized and unrealized gain/(loss) on investments, options, futures, swaps, and foreign currency transactions	.14		(.11)	(.14)

Total from investment operations	.37		.29	.18

Distributions paid from net investment income	(.23)		(.41)	(.32)

Total distributions	(.23)		(.41)	(.32)

Net asset value, end of period	$9.88		$9.74	$9.86

Total return	3.84	%A	2.99%	1.81	%A

Ratios to Average Net Assets:B
Total expenses	.64	%C	.76%	1.22	%C
Expenses net of waivers, if any	.45	%C	.45%	.45	%C
Expenses net of all reductions	.45	%C	.45%	.45	%C
Net investment income	4.7	%C	4.1%	3.1	%C

Supplemental Data:
Portfolio turnover rate	195.1	%A	368.6%	463.5	%A
Net assets at end of period (in thousands)	$84,616		$69,908	$40,637

A	Not annualized.
B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Core Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, service (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2006 and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant classes that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,044.60	$2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.77	2.32
Financial Intermediary Class:
Actual	$1,000.00	$1,043.30	$3.69
Hypothetical (5% return before expenses)	1,000.00	1,021.46	3.65

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.46% and 0.72% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Core Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning July 31, 1999.

Performance Information—Continued

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.
C	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	112.2%

Corporate Bonds and Notes	18.4%

Aerospace/Defense	0.1%
Lockheed Martin Corporation		7.650%	5/1/16	$ 135	$157
Northrop Grumman Corporation		4.079%	11/16/06	2,600	2,596
Raytheon Company		6.000%	12/15/10	32	33
Raytheon Company		5.500%	11/15/12	65	65
United Technologies Corporation		5.400%	5/1/35	1,460	1,416	A

					4,267

Automotive	0.4%
Ford Motor Company		7.450%	7/16/31	15,410	11,904	A
General Motors Corporation		8.375%	7/15/33	7,850	6,790	A

					18,694

Banking and Finance	3.3%
Boeing Capital Corporation		7.375%	9/27/10	3,240	3,493
Ford Motor Credit Company		6.625%	6/16/08	8,900	8,765
Ford Motor Credit Company		7.375%	10/28/09	50,175	48,760
Ford Motor Credit Company		7.875%	6/15/10	6,310	6,145
Ford Motor Credit Company		7.375%	2/1/11	6,435	6,177
Ford Motor Credit Company		7.250%	10/25/11	5,910	5,574
General Motors Acceptance Corporation		6.125%	8/28/07	8,620	8,608	A
General Motors Acceptance Corporation		5.625%	5/15/09	9,550	9,313	A
General Motors Acceptance Corporation		7.750%	1/19/10	5,355	5,487
General Motors Acceptance Corporation		7.250%	3/2/11	820	824
GMAC LLC		0.000%	6/15/15	13,910	7,431	B
HSBC Finance Corporation		5.440%	2/28/07	30,000	30,013	C
HSBC Finance Corporation		7.875%	3/1/07	2,800	2,828
HSBC Finance Corporation		8.000%	7/15/10	690	754
HSBC Finance Corporation		7.000%	5/15/12	700	757	A
HSBC Finance Corporation		6.375%	11/27/12	440	461	A
PHH Corporation		7.125%	3/1/13	4,700	4,831
Residential Capital Corporation		6.125%	11/21/08	8,180	8,212
SB Treasury Company LLC		9.400%	12/29/49	2,930	3,114	D,E
SLM Corporation		5.440%	4/1/09	8,960	8,606	C
Wachovia Capital Trust III		5.800%	3/15/42	6,130	6,147	E

					176,300

Banks	0.8%
Bank of America Corporation		7.400%	1/15/11	2,000	2,164
Bank One Corporation		7.875%	8/1/10	4,500	4,906

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Banks—Continued
Bank One Corporation		5.900%	11/15/11	$2,000	$2,051
Firstar Bank NA		7.125%	12/1/09	450	475
Countrywide Bank NA		5.360%	8/16/07	35,000	35,017	C

					44,613

Cable	0.3%
Comcast Corporation		6.500%	1/15/15	1,200	1,253	A
Comcast Corporation		6.500%	1/15/17	600	626
Comcast Corporation		7.050%	3/15/33	3,130	3,352	A
Comcast MO of Delaware Inc.		9.000%	9/1/08	2,200	2,344
Cox Communications, Inc.		7.875%	8/15/09	9,640	10,222

					17,797

Casino Resorts	0.1%
Harrah’s Operating Company, Inc		6.500%	6/1/16	7,680	7,529

Computer Services and Systems	0.2%
Electronic Data Systems Corporation		7.125%	10/15/09	7,685	8,038	A

Diversified Financial Services	0.9%
Marsh & McLennan Companies, Inc.		5.150%	9/15/10	38,220	37,656	A
U.S. Bancorp		3.125%	3/15/08	10,300	10,003
Wells Fargo & Company		5.000%	11/15/14	690	673	A

					48,332

Electric	0.8%
Dominion Resources, Inc.		4.125%	2/15/08	10,850	10,677
Dominion Resources, Inc.		5.125%	12/15/09	50	50
Dominion Resources, Inc.		4.750%	12/15/10	570	556
Dominion Resources, Inc.		5.700%	9/17/12	2,050	2,062	A
Exelon Corporation		5.625%	6/15/35	4,840	4,570	A
FirstEnergy Corp.		5.500%	11/15/06	9,174	9,173
FirstEnergy Corp.		6.450%	11/15/11	340	355	A
FirstEnergy Corp.		7.375%	11/15/31	10,850	12,544	A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	280	280
The Detroit Edison Company		6.125%	10/1/10	920	946

					41,213

Energy	0.9%
Duke Energy Corporation		6.250%	1/15/12	20	21	A
Pacific Gas and Electric Company		6.050%	3/1/34	940	945	A
Progress Energy, Inc.		7.100%	3/1/11	3,170	3,398	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Energy—Continued
TXU Corp.		4.800%	11/15/09	$9,000	$8,772	A
TXU Corp.		6.550%	11/15/34	11,020	10,380	A
TXU Energy Co.		7.000%	3/15/13	25,800	27,087

					50,603

Environmental Services	0.4%
Waste Management, Inc.		7.125%	10/1/07	10,330	10,464
Waste Management, Inc.		6.875%	5/15/09	2,000	2,078
Waste Management, Inc.		6.375%	11/15/12	2,530	2,643
Waste Management, Inc.		7.125%	12/15/17	6,000	6,653
Waste Management, Inc.		7.375%	5/15/29	1,220	1,396	A

					23,234

Food, Beverage and Tobacco	0.3%
Altria Group, Inc.		7.000%	11/4/13	3,815	4,160
Altria Group, Inc.		7.750%	1/15/27	2,500	3,027
Sara Lee Corporation		6.250%	9/15/11	10,600	10,858

					18,045

Gas and Pipeline Utilities	0.7%
Dynegy Holdings Inc.		8.750%	2/15/12	11,010	11,409
Kinder Morgan Energy Partners, L.P.		7.125%	3/15/12	4,650	4,929
Southern Natural Gas Company		8.000%	3/1/32	7,390	8,171
Tennessee Gas Pipeline Company		8.375%	6/15/32	1,110	1,274	A
The Williams Companies, Inc.		8.125%	3/15/12	3,730	3,982
The Williams Companies, Inc.		7.500%	1/15/31	5,000	4,937	A
The Williams Companies, Inc.		8.750%	3/15/32	3,240	3,548

					38,250

Health Care	0.2%
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,197	A
Tenet Healthcare Corporation		7.375%	2/1/13	9,462	8,527	A

					10,724

Homebuilding	0.3%
Centex Corporation		5.450%	8/15/12	5,500	5,370	A
D.R. Horton, Inc.		6.875%	5/1/13	3,100	3,166
Lennar Corporation		5.950%	10/17/11	3,700	3,700	D
Pulte Homes, Inc.		5.250%	1/15/14	4,000	3,788

					16,024

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	1.3%
J.P. Morgan & Co. Incorporated		9.604%	2/15/12	$2,000	$2,077	E
JPMorgan Chase & Co.		5.750%	1/2/13	3,770	3,855
Lehman Brothers Holdings Inc.		5.620%	4/20/07	5,470	5,476	C
Merrill Lynch & Co., Inc.		3.375%	9/14/07	11,120	10,926
Merrill Lynch & Co., Inc.		5.490%	6/16/08	31,040	31,088	C
Morgan Stanley		5.623%	1/18/08	8,000	8,014	C
Morgan Stanley		4.750%	4/1/14	3,070	2,919	A
The Goldman Sachs Group, Inc.		4.750%	7/15/13	4,370	4,197

					68,552

Investment Management	0.1%
Dryden Investor Trust		7.157%	7/23/08	6,491	6,599

Lodging/Hotels	0.1%
Starwood Hotels & Resorts Worldwide, Inc.		7.875%	5/1/12	6,100	6,405

Media	1.0%
Clear Channel Communications, Inc.		4.625%	1/15/08	1,430	1,412	A
Clear Channel Communications, Inc.		4.250%	5/15/09	2,130	2,058
Clear Channel Communications, Inc.		6.250%	3/15/11	5,580	5,597
Clear Channel Communications, Inc.		5.500%	9/15/14	790	734
Liberty Media Corporation		7.875%	7/15/09	9,000	9,422
Liberty Media Corporation		3.750%	2/15/30	290	181	A,F
News America, Inc.		6.200%	12/15/34	605	578	A
Time Warner Inc.		6.875%	5/1/12	8,270	8,745	A
Time Warner Inc.		6.950%	1/15/28	2,000	2,061	A
Time Warner Inc.		7.625%	4/15/31	1,350	1,491
Time Warner Inc.		7.700%	5/1/32	8,565	9,565	A
Viacom Inc.		5.750%	4/30/11	9,730	9,711	D
Viacom Inc.		5.625%	8/15/12	970	959	A

					52,514

Medical Care Facilities	0.6%
HCA, Inc.		5.750%	3/15/14	40,360	31,683

Oil and Gas	2.1%
Hess Corporation		7.875%	10/1/29	1,710	2,021
Hess Corporation		7.300%	8/15/31	10,825	12,189
Anadarko Petroleum Corporation		5.790%	9/15/09	12,340	12,355	C
Anadarko Petroleum Corporation		6.450%	9/15/36	10,670	10,899

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas—Continued
Apache Corporation		6.250%	4/15/12	$1,190	$1,241
Conoco Inc.		6.950%	4/15/29	9,950	11,475	A
ConocoPhillips		4.750%	10/15/12	770	754
Devon Energy Corporation		7.950%	4/15/32	4,145	5,118
El Paso Corporation		7.800%	8/1/31	110	113	A
El Paso Natural Gas Company		8.375%	6/15/32	3,610	4,133
Kerr-McGee Corporation		6.875%	9/15/11	17,000	18,008
Kinder Morgan Energy Partners, L.P.		5.000%	12/15/13	3,180	3,020
Pemex Project Funding Master Trust		6.625%	6/15/35	12,805	12,581	D
Sonat Inc.		7.625%	7/15/11	5,000	5,125
XTO Energy, Inc.		7.500%	4/15/12	10,379	11,316
XTO Energy, Inc.		6.250%	4/15/13	980	1,011

					111,359

Paper and Forest Products	0.1%
Weyerhaeuser Company		6.750%	3/15/12	3,445	3,600

Pharmaceuticals	0.1%
AmerisourceBergen Corporation		5.875%	9/15/15	3,050	2,990
Bristol-Myers Squibb Company		5.750%	10/1/11	830	846

					3,836

Photo Equipment and Supplies	1.0%
Eastman Kodak Company		3.625%	5/15/08	17,500	16,799	A
Eastman Kodak Company		7.250%	11/15/13	34,680	33,865	A

					50,664

Real Estate Management and Development	N.M.
Socgen Real Estate Co. LLC		7.640%	12/29/49	260	266	D,E

Rental and Lease Services	0.1%
International Lease Finance Corporation		5.750%	6/15/11	7,300	7,435	A

Retail	0.1%
Target Corporation		4.000%	6/15/13	4,445	4,129	A

Special Purpose	1.7%
ASIF Global Financing XIX		4.900%	1/17/13	1,210	1,183	D
DaimlerChrysler North America Holding Corporation		4.050%	6/4/08	1,530	1,494

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
DaimlerChrysler North America Holding Corporation		7.200%	9/1/09	$1,240	$1,292
DaimlerChrysler North America Holding Corporation		5.875%	3/15/11	700	701	A
ILFC E-Capital Trust I		5.900%	12/21/65	4,420	4,452	A,D,E
ILFC E-Capital Trust II		6.250%	12/21/65	800	800	D,E
Patrons’ Legacy 2003 IV		5.775%	1/23/17	5,800	5,819	D
Rabobank Capital Funding Trust II		5.260%	12/31/49	470	460	D,E
Rabobank Capital Funding Trust III		5.254%	12/29/49	3,030	2,925	D,E
Reynolds American Inc.		7.875%	5/15/09	3,240	3,383	D
Sigma Finance Inc.		8.500%	8/11/16	17,200	17,200	D,E
Sprint Capital Corporation		6.000%	1/15/07	31,760	31,794
Sprint Capital Corporation		8.375%	3/15/12	7,935	8,893
Texaco Capital Inc.		5.500%	1/15/09	1,000	1,012	A
Toll Brothers Finance Corp.		5.950%	9/15/13	7,300	6,984
Unilever Capital Corporation		7.125%	11/1/10	1,730	1,848
Verizon Global Funding Corp.		7.250%	12/1/10	2,220	2,381
Verizon Global Funding Corp.		7.375%	9/1/12	5	6

					92,627

Telecommunications	0.1%
AT&T Inc.		5.100%	9/15/14	4,960	4,792
BellSouth Corporation		4.750%	11/15/12	440	420	A

					5,212

Transportation	0.3%
Continental Airlines, Inc.		6.900%	1/2/18	465	478
Continental Airlines, Inc.		6.545%	8/2/20	2,799	2,847
Delta Air Lines, Inc.		7.111%	9/18/11	500	501
Southwest Airlines Co.		5.496%	11/1/06	9,700	9,705

					13,531

Total Corporate Bonds and Notes (Identified Cost—$990,681)					982,075
Asset-Backed Securities	3.5%

Fixed Rate Securities	0.2%
Advanta Mortgage Loan Trust 1999-3		7.590%	6/25/14	162	162
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	4,700	4,280
Equity One ABS, Inc. 2003-3		4.995%	12/25/33	4,069	4,027
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	694	145

					8,614

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesC	3.3%
Amortizing Residential Collateral Trust 2002-BC1M		5.610%	1/1/32	$252	$252
Asset-Backed Funding Certificates 2002-SB1		5.760%	4/25/18	2,108	2,112
Brazos Higher Education Authority, Inc. 2005-1		5.419%	9/26/16	15,738	15,719
CDC Mortgage Capital Trust 2002-HE1		5.640%	1/25/33	837	837
CIT Group Home Equity Loan Trust 2002-1		5.620%	3/25/33	706	708
Countrywide Asset-Backed Certificates 2003-BC3		5.640%	9/25/33	467	468
Countrywide Asset-Backed Certificates 2005-AB1		5.430%	5/25/35	6	6
Countrywide Home Equity Loan Trust 2005-H		5.570%	12/15/35	337	337
Credit-Based Asset Servicing and Securitization 2001-CB2		5.620%	8/25/33	187	187
Fleet Home Equity Loan Trust 2003-1		5.580%	1/20/33	3,973	3,978
GMAC Mortgage Corporation Loan Trust 2004-HE4		5.604%	3/25/35	30,419	30,441
GSAMP Trust 2006-S4		5.414%	5/25/36	7,219	7,219
Lehman XS Trust 2005-5N		5.630%	11/25/35	17,226	17,273
Lehman XS Trust 2006-2N		5.590%	2/25/46	25,053	25,101
Lehman XS Trust 2006-GP4		5.400%	8/25/46	5,132	5,135
Long Beach Mortgage Loan Trust 2000-1		5.840%	1/21/31	303	304
MSDWCC Heloc Trust 2005-1		5.520%	7/25/17	2,365	2,366
New Century Home Equity Loan Trust 2005-B		5.450%	10/25/35	1,881	1,882
Provident Bank Home Equity Loan Trust 1999-3		5.720%	1/25/31	1,026	1,026
Residential Asset Mortgage Products, Inc. 2003-RS2		5.670%	3/25/33	296	296
Residential Asset Securities Corporation 2001-KS2		5.790%	6/25/31	536	536
Residential Asset Securities Corporation 2001-KS3		5.790%	9/25/31	196	197
SLM Student Loan Trust 2006-5		5.429%	7/25/17	49,600	49,533
Structured Asset Investment Loan Trust 2005-3		5.460%	4/25/35	12,325	12,329

					178,242

Stripped Securities	N.M.
Diversified REIT Trust 1999-1A		0.596%	3/18/11	92,093	1,065	G1

Total Asset-Backed Securities (Identified Cost—$188,763)					187,921

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities	20.2%

Fixed Rate Securities	2.8%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	$354	$354
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	5,159	5,186	D
CS First Boston Mortgage Securities Corp. 1998-C1 A1B		6.480%	5/17/40	450	458
Deutsche Mortgage and Asset Receiving Corporation 1998-C1		6.538%	6/15/31	6,780	6,851
GS Mortgage Securities Corporation II 2005-GG4		4.680%	7/10/39	12,900	12,526
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	1,610	1,560
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8 A2		7.400%	7/15/31	456	475
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	13,356	12,814
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	15,000	14,555
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	10,800	10,516
MASTR Reperforming Loan Trust 2005-1		7.000%	8/25/34	11,548	11,868	D
MASTR Specialized Loan Trust 2005-1		6.500%	8/25/34	1,388	1,412	D
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	13,450	13,120
Residential Asset Mortgage Products, Inc. 2005-SL2		7.500%	3/25/32	5,313	5,436
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	56,170	54,274

					151,405

Indexed SecuritiesC	15.3%
American Home Mortgage Assets 2006-4		5.540%	10/25/46	1,200	1,200
Banc of America Funding Corporation 2005-E		5.314%	6/20/35	22,534	22,604
Chevy Chase Mortgage Funding Corporation 2003-2A		5.710%	5/25/34	2,689	2,691	D
Countrywide Alternative Loan Trust 2005-14		5.540%	5/25/35	14,059	14,069
Countrywide Alternative Loan Trust 2005-17 1A1		5.590%	7/25/35	17,797	17,843
Countrywide Alternative Loan Trust 2005-17 2A1		5.570%	7/25/35	31,807	31,876
Countrywide Alternative Loan Trust 2005-38		5.680%	9/25/35	621	624
Countrywide Alternative Loan Trust 2005-56		5.620%	11/25/35	1,975	1,981
Countrywide Alternative Loan Trust 2005-59		5.656%	11/20/35	4,027	4,040
Countrywide Alternative Loan Trust 2006-0A7		5.595%	6/25/46	23,222	23,241
Countrywide Asset-Backed Certificates 2005-3		5.620%	4/25/35	18,848	18,913
Countrywide Home Loans 2005-9 1A1		5.630%	5/25/35	19,910	19,995
Countrywide Home Loans 2005-9 2A1		5.550%	5/25/35	10,913	10,937
DSLA Mortgage Loan Trust 2005-AR6		5.620%	10/19/45	4,211	4,227
Granite Mortgages PLC 2003-1		5.690%	1/20/20	2,851	2,853	H
Greenpoint Mortgage Funding Trust 2005-AR1		5.550%	6/25/45	15,032	15,084
Greenpoint Mortgage Funding Trust 2005-AR4		5.590%	10/25/45	4,889	4,900
Greenpoint Mortgage Funding Trust 2006-AR4		5.430%	9/25/46	53,368	53,368

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
Greenpoint Mortgage Funding Trust 2006-AR5		5.410%	10/25/46	$52,900	$52,905
GSMPS Mortgage Loan Trust 2005-RP2		5.680%	3/25/35	21,530	21,612	D
Harborview Mortgage Loan Trust 2005-7		5.734%	6/19/45	26,792	26,924
Impac CMB Trust 2003-7		5.964%	8/25/33	1,032	1,033
Impac Secured Assets Corp. 2005-2		5.650%	3/25/36	2,139	2,143
Medallion Trust 2000-1G		5.730%	7/12/31	160	160	H
Medallion Trust 2000-2G		5.590%	12/18/31	1,119	1,121	H
Medallion Trust 2003-1G		5.580%	12/21/33	2,739	2,747	H
MLCC Mortgage Investors, Inc. 2003-B		5.670%	4/25/28	4,301	4,322
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.650%	10/25/35	3,333	3,348
Structured Asset Mortgage Investments, Inc. 2006-AR6		5.586%	7/25/36	26,704	26,688
Structured Asset Mortgage Investments, Inc. 2006-AR7		5.540%	8/25/36	47,133	47,135
Thornburg Mortgage Securities Trust 2005-2 A1		5.550%	7/25/45	11,024	11,008
Thornburg Mortgage Securities Trust 2005-2 A2		5.560%	7/25/45	17,255	17,266
Thornburg Mortgage Securities Trust 2006-1		5.500%	1/25/36	65,984	65,869
Thornburg Mortgage Securities Trust 2006-3		5.435%	6/25/36	4,974	4,964
WaMu Mortgage Pass-Through Certificates 2005-AR6		5.560%	4/25/45	18,184	18,225
WaMu Mortgage Pass-Through Certificates 2005-AR8		5.600%	7/25/45	23,573	23,649
WaMu Mortgage Pass-Through Certificates 2005-AR11		5.650%	8/25/45	53,984	54,110
WaMu Mortgage Pass Through Certificates 2005-AR13 A1A1		5.620%	10/25/45	30,781	30,978
WaMu Mortgage Pass-Through Certificates 2005-AR13 B10		6.176%	10/25/45	4,182	3,665	D
WaMu Mortgage Pass-Through Certificates 2005-AR17		5.620%	12/25/45	17,586	17,658
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A1		5.600%	12/25/45	41,665	41,800
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A2		5.620%	12/25/45	40,428	40,581
Zuni Mortgage Loan Trust 2006-0A1		5.615%	8/25/36	45,669	45,607

					815,964

Stripped Securities	N.M.
FFCA Secured Lending Corporation 1999-1A		1.447%	9/18/25	6,537	345	D,G1
LB-UBS Commercial Mortgage Trust 2001-C3		1.189%	6/15/36	16,661	629	D,G1
Structured Mortgage Asset Residential Trust 1991-8		0.014%	1/25/23	615	—	G1,I

					974

Variable Rate SecuritiesJ	2.1%
Banc of America Commercial Mortgage Inc. 2005-5		5.115%	10/10/45	6,440	6,334
Banc of America Commercial Mortgage Inc. 2006-3		5.889%	7/10/44	24,090	25,037
GE Capital Commercial Mortgage Corporation 2005-C4		5.511%	11/10/45	6,650	6,673
Greenwich Capital Commercial Funding Corp. 2006-GG7		6.110%	7/10/38	22,370	23,421
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	8,686	8,431
J.P. Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CB13		5.472%	1/12/43	7,500	7,499

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Variable Rate Securities—Continued
MASTR Adjustable Rate Mortgages Trust 2004-15		4.612%	12/25/34	$1,603	$1,592
Merrill Lynch Mortgage Trust 2005-CKI1		5.417%	11/12/37	23,750	23,688
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.224%	7/25/35	5,872	5,883
Wachovia Bank Commercial Mortgage Trust 2005-C20		5.118%	7/15/42	4,000	3,930

					112,488

Total Mortgage-Backed Securities (Identified Cost—$1,083,650)					1,080,831
U.S. Government and Agency Obligations	15.6%

Fixed Rate Securities	11.2%
Fannie Mae		4.875%	4/15/09	430	430
Fannie Mae		6.625%	9/15/09	9,800	10,256
Fannie Mae		5.200%	11/8/10	10,910	10,866
Fannie Mae		5.625%	5/19/11	19,640	19,902
Fannie Mae		4.610%	10/10/13	30,420	29,320
Fannie Mae		6.419%	11/1/35	8,018	8,211
Federal Home Loan Bank		7.250%	2/15/07	100	101
Freddie Mac		4.625%	2/21/08	7,540	7,499
Freddie Mac		4.125%	10/18/10	2,490	2,420
Freddie Mac		4.750%	1/18/11	6,560	6,520
Freddie Mac		5.250%	2/24/11	21,300	21,349
Freddie Mac		5.125%	4/18/11	9,560	9,642
Freddie Mac		4.650%	10/10/13	34,390	33,200
Freddie Mac		5.300%	5/12/20	10,660	10,286
Tennessee Valley Authority		6.750%	11/1/25	2,560	3,051
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,100
United States Treasury Bonds		7.500%	11/15/16	1,490	1,825	A
United States Treasury Bonds		4.500%	2/15/36	148,943	142,718	A
United States Treasury Notes		3.750%	5/15/08	2,840	2,796	A
United States Treasury Notes		4.375%	11/15/08	5,590	5,555	A
United States Treasury Notes		4.500%	2/15/09	14,780	14,727	A
United States Treasury Notes		3.500%	8/15/09	4,700	4,561	A
United States Treasury Notes		3.375%	10/15/09	750	724	A
United States Treasury Notes		3.500%	12/15/09	18,492	17,890	A
United States Treasury Notes		3.625%	1/15/10	39,670	38,494	A
United States Treasury Notes		3.500%	2/15/10	12,250	11,829	A
United States Treasury Notes		4.125%	8/15/10	4,660	4,583	A
United States Treasury Notes		3.875%	9/15/10	22,690	22,109	A
United States Treasury Notes		4.250%	10/15/10	2,530	2,499	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.500%	11/15/10	$2,320	$2,312	A
United States Treasury Notes		4.875%	7/31/11	13,970	14,132	A
United States Treasury Notes		5.125%	5/15/16	131,530	136,442	A
United States Treasury Notes		4.875%	8/15/16	40	41	A

					599,390

Treasury Inflation-Protected SecuritiesK	4.4%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	17,948	17,008A
United States Treasury Inflation-Protected Security		2.375%	4/15/11	41,622	41,666A
United States Treasury Inflation-Protected Security		3.375%	1/15/12	8,022	8,443	A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	12,464	12,141	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	650	637	A
United States Treasury Inflation-Protected Security		2.000%	7/15/14	32	32	A
United States Treasury Inflation-Protected Security		1.875%	7/15/15	25,180	24,382	A
United States Treasury Inflation-Protected Security		2.000%	1/15/16	30,161	29,469	A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	53,132	53,988	A
United States Treasury Inflation-Protected Security		2.000%	1/15/26	28,788	27,609	A
United States Treasury Inflation-Protected Security		3.625%	4/15/28	12,656	15,684	A

					231,059

Total U.S. Government and Agency Obligations (Identified Cost—$817,984)					830,449
U.S. Government Agency Mortgage-Backed Securities	48.2%

Fixed Rate Securities	46.2%
Fannie Mae		7.000%	9/1/07 to 2/1/33	10,957	11,280
Fannie Mae		8.000%	5/1/15	31	33
Fannie Mae		5.500%	4/1/18 to 10/1/35	59,109	58,383

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Fannie Mae		4.500%	7/1/18 to 9/1/35	$13,351	$12,626
Fannie Mae		4.000%	8/1/20 to 9/1/20	5,981	5,647
Fannie Mae		5.000%	8/1/20 to 1/1/36	151,065	145,646
Fannie Mae		5.500%	7/1/34	873	862
Fannie Mae		7.500%	6/1/25 to 7/1/29	645	671
Fannie Mae		6.000%	1/1/26 to 10/1/35	26,995	27,149
Fannie Mae		6.500%	7/1/28 to 7/1/35	21,028	21,485
Fannie Mae		6.000%	12/1/16	1,670	1,695	L
Fannie Mae		5.000%	12/1/36	149,000	143,133	L
Fannie Mae		5.000%	12/1/36	655,550	629,943	L
Fannie Mae		5.500%	12/1/36	544,800	536,628	L
Fannie Mae		6.000%	12/1/36	532,250	534,578	L
Fannie Mae		6.500%	12/1/36	90,850	92,497	L
Freddie Mac		9.750%	7/1/08	10	10
Freddie Mac		6.000%	3/1/09 to 10/1/35	4,101	4,133
Freddie Mac		5.500%	12/1/13 to 8/1/35	37,181	36,716
Freddie Mac		9.300%	4/15/19	155	163
Freddie Mac		5.000%	9/1/20 to 8/1/33	63,098	61,260
Freddie Mac		7.000%	4/1/24 to 5/1/32	3,412	3,514
Freddie Mac		6.500%	6/1/32	64	66
Freddie Mac		5.625%	11/23/35	12,290	12,016
Government National Mortgage Association		10.000%	11/15/09	0.2	0.2
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	158	166
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	348	363
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	433	445
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	20,671	21,233
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	37,103	37,600
Government National Mortgage Association		5.500%	1/15/33	271	269
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	69,591	67,627

					2,467,837

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued
Variable Rate SecuritiesJ	2.0%
Fannie Mae		4.767%	6/1/35	$14,828		$14,681
Fannie Mae		4.357%	8/1/35	1,446		1,427
Fannie Mae		4.610%	9/1/35	7,961		7,898
Fannie Mae		4.681%	9/1/35	3,285		3,261
Fannie Mae		4.568%	10/1/35	2,809		2,789
Fannie Mae		4.659%	10/1/35	3,267		3,251
Fannie Mae		4.741%	10/1/35	5,153		5,112
Fannie Mae		4.816%	10/1/35	3,096		3,076
Fannie Mae		6.416%	10/1/35	22,859		23,409
Fannie Mae		6.418%	11/1/35	17,230		17,644
Fannie Mae		6.419%	11/1/35	7,783		7,970
Fannie Mae		6.421%	11/1/35	8,957		9,173
Freddie Mac		4.879%	10/1/35	5,385		5,351

						105,042

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	16		4	G1
Fannie Mae		0.000%	2/25/20	—	I	0.2	G2
Fannie Mae		1009.300%	8/25/21	1		15G1
Fannie Mae		0.000%	5/25/22	133		114	G2
Financing Corporation		0.000%	4/5/19	1,150		611	G2
Freddie Mac		10.000%	3/1/21	104		26	G1
Freddie Mac		0.000%	7/15/22	17		15	G2

						785

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$2,576,193)						2,573,664
Yankee BondsH	6.1%

Aerospace/Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	3,149		3,312	D

Banking and Finance	0.4%
AIFUL CORPORATION		5.000%	8/10/10	4,030		3,919	D
Eksportfinans ASA		5.500%	5/25/16	10,700		11,036
MUFG Capital Finance 1 Limited		6.346%	7/25/49	4,660		4,698	E

						19,653

Banks	1.9%
Glitnir Banki hf		6.330%	7/28/11	6,080		6,206	D
Glitnir Banki hf		6.693%	6/15/16	11,830		12,097	D,E

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee BondsH—Continued

Banks—Continued
Kaupthing Bank hf		6.190%	4/12/11	$17,140	$17,143	D
Kaupthing Bank hf		5.750%	10/4/11	2,080	2,070	C,D
Kaupthing Bank hf		7.125%	5/19/16	30,520	32,082	A,D
Landsbanki Islands hf (The National Bank of Iceland)		6.100%	8/25/11	17,170	17,350	D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	9,980	9,912	D,E
The Korea Development Bank		4.250%	11/13/07	6,045	5,972

					102,832

Cable	0.1%
Rogers Cable Inc.		5.500%	3/15/14	4,340	4,080

Electric	N.M.
Hydro-Quebec		6.300%	5/11/11	570	597

Foreign Governments	1.6%
Russian Federation		5.000%	3/31/30	49,315	55,040	E
United Mexican States		5.625%	1/15/17	160	158	A
United Mexican States		8.300%	8/15/31	5,070	6,323	A
United Mexican States		7.500%	4/8/33	19,890	22,943

					84,464

Manufacturing (Diversified)	0.8%
Tyco International Group SA		6.750%	2/15/11	430	454
Tyco International Group SA		6.375%	10/15/11	1,230	1,289
Tyco International Group SA		6.000%	11/15/13	2,300	2,380
Tyco International Group SA		7.000%	6/15/28	3,700	4,209
Tyco International Group SA		6.875%	1/15/29	29,900	33,286

					41,618

Mining	N.M.
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	1,750	1,651	D

Oil and Gas	0.2%
Petrobras International Finance Company (PIFCO)		6.125%	10/6/16	7,490	7,458
YPF Sociedad Anonima		7.750%	8/27/07	3,250	3,299

					10,757

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Yankee BondsH—Continued
Special Purpose	0.6%
Conoco Funding Company		6.350%	10/15/11	$400		$421	A
Conoco Funding Company		7.250%	10/15/31	350		417
CVRD Finance Ltd.		6.157%	10/15/07	2,548		2,579	C,D
HSBC Capital Funding LP		4.610%	12/29/49	1,630		1,511	D,E
Petronas Capital Ltd.		7.875%	5/22/22	1,340		1,616	D
Petrozuata Finance, Inc.		8.220%	4/1/17	3,950		3,851	D
Resona Preferred Global Securities (Cayman) Ltd.		7.191%	12/29/49	13,670		14,149	D,E
TNK-BP Finance SA		7.500%	7/18/16	9,940		10,385	D

						34,929

Telecommunications	0.4%
British Telecommunications plc		8.375%	12/15/10	1,755		1,967
Deutsche Telekom International Finance B.V.		5.750%	3/23/16	5,370		5,254	A
Koninklijke (Royal) KPN NV		8.000%	10/1/10	8,240		8,902
Telecom Italia Capital S.p.A.		5.250%	11/15/13	965		914
Telecom Italia Capital S.p.A.		4.950%	9/30/14	2,570		2,360
Telecom Italia Capital S.p.A.		5.250%	10/1/15	2,060		1,909

						21,306

Total Yankee Bonds (Identified Cost—$308,565)						325,199
Preferred Stocks	0.2%
Fannie Mae		5.375%		— I	shs	4,236	F
General Motors Corporation		5.250%		293		5,889	F
Home Ownership Funding Corporation		13.331%		6		1,003	D,E
Home Ownership Funding Corporation II		13.338%		5		900	D,E

Total Preferred Stocks (Identified Cost—$18,532)						12,028

Total Long-Term Securities (Identified Cost—$5,984,368)						5,992,167
Investment of Collateral From Securities Lending	12.6%
State Street Navigator Securities Lending Prime Portfolio				673,701	shs	673,701

Total Investment of Collateral From Securities Lending (Identified Cost — $673,701)						673,701
Short-Term Securities — 23.2%	23.2%

Corporate Bonds and Notes	3.1%
BankAmerica Corporation		0.000%	10/11/06	50,000		49,925B
Barclays Bank Plc		5.480%	10/20/06	40,000		40,001
Tribune Company		0.000%	2/1/07	18,200		17,837B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Short-Term Securities—Continued

Corporate Bonds and Notes—Continued
Washington Mutual Bank		5.420%	10/30/06	$30,000		$30,000
Washington Mutual Bank		5.390%	11/20/06	30,800		30,800

						168,563

U.S. Government and Agency Obligations	17.7%
Fannie Mae		0.000%	6/25/07	20,655		19,894	A,B,M
Federal Home Loan Bank		0.000%	10/2/06	925,000		924,878	B

						944,772

Foreign Government Obligations	0.1%
Government of Canada		0.000%	12/15/06	5,640		5,580B

Options PurchasedN	0.4%
Eurodollar Futures Call, January 2007, Strike Price $94.50				2,305	O	980
Eurodollar Futures Call, January 2007, Strike Price $94.00				911	O	1,514
Eurodollar Futures Call, January 2007, Strike Price $94.625				2,587	O	420
Eurodollar Futures Call, March 2007, Strike Price $94.75				525	O	246
Eurodollar Futures Put, April 2007, Strike Price $93.00				218	O	1
Goldman Sachs Futures Call, December 2006, Strike Price $4.848				260,550,000	O	432
Goldman Sachs Futures Call, January 2007, Strike Price $5.6575				71,900,000	O	1,890
Goldman Sachs Futures Call, October 2006, Strike Price $5.55				229,100,000	O	1,929
Goldman Sachs Futures Call, October 2006, Strike Price $5.58				223,508,000	O	2,007
U.S. Treasury Bond Futures Call, December 2006, Strike Price $110.00				615	O	1,586
U.S. Treasury Bond Futures Call, December 2006, Strike Price $111.00				802	O	1,391
U.S. Treasury Bond Futures Call, December 2006, Strike Price $113.00				90	O	71
U.S. Treasury Note Futures Call, December 2006, Strike Price $100.00				554	O	3,056
U.S. Treasury Note Futures Call, December 2006, Strike Price $102.00				913	O	3,210

						18,733

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	PAR	VALUE

Short-Term Securities—Continued

Repurchase Agreements	1.9%
Goldman Sachs Group, Inc. 5.3%, dated 9/29/06, to be repurchased at $41,695 on 10/02/06 (Collateral: $40,680 Tennessee Valley Authority notes, 5.375%, due 4/1/56, value $42,511)		$41,677	$41,677
Lehman Brothers, Inc. 5.25%, dated 9/29/06, to be repurchased at $58,983 on 10/2/06 (Collateral: $187,220 Resolution Funding Corporation principal-only securities, due 1/15/30, value $60,137)		58,957	58,957

			100,634

Total Short-Term Securities (Identified Cost—$1,236,233)			1,238,282
Total Investments (Identified Cost—$7,894,302)	148.0%		7,904,150
Other Assets Less Liabilities	(35.4)%		(1,889,734)
Obligation to Return Collateral for Securities Loaned	(12.6)%		(673,701)

Net Assets	100.0%		$5,340,715

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedN
Eurodollar Futures	December 2006	732	$84
Eurodollar Futures	December 2006	125	(4)
Eurodollar Futures	March 2008	341	280
U.S. Treasury Note Futures	March 2008	1,505	63

			$423

Futures Contracts WrittenN
Eurodollar Futures	September 2007	311	$(99)
Eurodollar Futures	September 2008	186	(63)
U.S. Treasury Bond Futures	December 2006	316	180
U.S. Treasury Note Futures	December 2006	4,075	(1,033)

			$(1,015)

Options WrittenN
Eurodollar Futures Call, Strike Price $94.75	December 2006	344	$22
Eurodollar Futures Call, Strike Price $95.125	March 2007	175	6
Eurodollar Futures Call, Strike Price $95.25	December 2006	384	(43)
Eurodollar Futures Call, Strike Price $95.50	December 2006	516	30
Eurodollar Futures Put, Strike Price $94.50	December 2006	173	27
Eurodollar Futures Put, Strike Price $94.625	March 2007	625	(5)
Eurodollar Futures Put, Strike Price $95.00	December 2006	358	(4)
Goldman Sachs Swaption Call, Strike Price $4.946	December 2006	121,155,750	2,150
Goldman Sachs Swaption Call, Strike Price $5.67	October 2006	55,877,000	(1,592)

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
Goldman Sachs Swaption Call, Strike Price $5.69	October 2006	55,877,000	$(1,642)
U.S. Treasury Bond Futures Call, Strike Price $112.00	November 2006	1,817	(723)
U.S. Treasury Bond Futures Call, Strike Price $114.00	November 2006	590	121
U.S. Treasury Bond Futures Call, Strike Price $115.00	February 2007	330	112
U.S. Treasury Bond Futures Put, Strike Price $100.00	November 2006	861	353
U.S. Treasury Bond Futures Put, Strike Price $103.00	November 2006	444	191
U.S. Treasury Bond Futures Put, Strike Price $107.00	November 2006	97	43
U.S. Treasury Bond Futures Put, Strike Price $108.00	November 2006	829	265
U.S. Treasury Bond Futures Put, Strike Price $109.00	November 2006	997	478
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2007	781	(27)
U.S. Treasury Bond Futures Put, Strike Price $111.00	November 2006	90	0
U.S. Treasury Note Futures Call, Strike Price $104.50	November 2006	753	(594)
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2006	1,582	(1,630)
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2006	1,842	(348)
U.S. Treasury Note Futures Call, Strike Price $109.00	November 2006	1,740	27
U.S. Treasury Note Futures Call, Strike Price $109.00	February 2007	978	(208)
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	3,025	(32)
U.S. Treasury Note Futures Put, Strike Price $104.00	November 2006	258	85
U.S. Treasury Note Futures Put, Strike Price $104.00	February 2007	1,434	224
U.S. Treasury Note Futures Put, Strike Price $105.00	November 2006	458	84
U.S. Treasury Note Futures Put, Strike Price $106.00	February 2007	1,518	(77)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2007	265	(22)

			$(2,729)

A	All or a portion of this security is on loan. See note 4 to the notes to financial statements.
B	Zero Coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
C	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the Cost of Funds Index (“COFI”) rate. The coupon rate is the rate as of September 30, 2006.
D	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 4.8% of net assets.
E	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
F	Convertible Security – The security may be converted into the issuer’s common stock.
G	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
H	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
I	Amounts less than $1.
J	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
K	Treasury Inflation-Protected Security – A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
L	When-issued Security – A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
M	All or a portion of this security is collateral to cover futures and options contracts.
N	Options and futures are described in more detail in the notes to financial statements.
O	Par represents actual number of contracts.
N.M.—Not	Meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$6,658,069)A		$6,665,868
Short-term securities at value (Identified Cost—$1,236,233)		1,238,282
Swap contracts at value		15,341
Cash		3,301
Receivable for securities sold		199,592
Receivable for fund shares sold		9,141
Interest receivable		48,650
Futures variation margin receivable		684
Other assets		1

Total assets		8,180,860

Liabilities:
Payable for securities purchased	$2,135,870
Payable for fund shares repurchased	2,880
Accrued management fee	1,772
Accrued distribution fee	203
Income distribution payable	1,323
Interest expense payable	7,555
Obligation to return collateral for securities loaned	673,701
Options written (Proceeds—$13,947)	16,676
Accrued expenses	165

Total liabilities		2,840,145

Net Assets		$5,340,715

Net assets consist of:
Accumulated paid-in-capital applicable to:
385,181 Institutional Class shares outstanding		$4,361,026
89,129 Financial Intermediary Class shares outstanding		991,593
Undistributed net investment income		4,031
Accumulated net realized loss on investments, options, futures, and swaps		(40,013)
Unrealized appreciation/(depreciation) of investments, options, futures, and swaps		24,078

Net Assets		$5,340,715

Net Asset Value Per Share:
Institutional Class		$11.26
Financial Intermediary Class		$11.26

A	Market value of securities on loan is $670,902.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$134,890
Dividends	712

Total income		$135,602
Expenses:
Advisory fee	10,146
Distribution and service fees:
Financial Intermediary Class	902
Audit and legal fees	113
Custodian fees	456
Directors’ fees and expenses	86
Proxy expense	218
Registration fees	91
Reports to shareholders	394
Transfer agent and shareholder servicing expense:
Institutional Class	17
Financial Intermediary Class	9
Other expenses	46

	12,478
Less: Compensating balance creditsA	(3)

Total expenses net of compensating balance credits		12,475

Net Investment Income		123,127
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(7,126)
Options	1,695
Futures	(11,900)
Swaps	13,424

		(3,907)
Change in unrealized appreciation/(depreciation) of investments, options, futures and swaps		107,180

Net Realized and Unrealized Gain on Investments		103,273

Change in Net Assets Resulting From Operations		$226,400

A	See note 1, compensating balance credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$123,127	$178,397

Net realized loss on investments, options, futures, and swaps	(3,907)	(27,239)

Change in unrealized appreciation/(depreciation) of investments, options, futures, and swaps	107,180	(66,457)

Change in net assets resulting from operations	226,400	84,701

Distributions to Shareholders from:
Net investment income:
Institutional Class	(105,726)	(173,004)
Financial Intermediary Class	(17,058)	(13,718)

Net realized gain on investments:
Institutional Class	—	(1,163)
Financial Intermediary Class	—	(95)

Change in net assets from Fund share transactions:
Institutional Class	13,731	1,060,406
Financial Intermediary Class	619,301	103,640

Change in net assets	736,648	1,060,767

Net Assets:
Beginning of period	4,604,067	3,543,300

End of period	$5,340,715	$4,604,067

Undistributed net investment income	$4,031	$3,688

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each year shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$11.05		$11.29	$11.81	$11.57	$11.01	$11.09

Investment operations:
Net investment income	.28		.49	.39	.41	.55	.62
Net realized and unrealized gain/(loss) on investments, options, futures, and swaps	.20		(.22)	(.21)	.45	.65	.05

Total from investment operations	.48		.27	.18	.86	1.20	.67

Distributions paid from:
Net investment income	(.27)		(.51)	(.39)	(.44)	(.55)	(.62)
Net realized gain on investments	—		— A	(.31)	(.18)	(.09)	(.13)

Total distributions	(.27)		(.51)	(.70)	(.62)	(.64)	(.75)

Net asset value, end of period	$11.26		$11.05	$11.29	$11.81	$11.57	$11.01

Total return	4.46	%B	2.46%	1.68%	7.64%	11.19%	6.14%

Ratios to Average Net Assets:C
Total expenses	.46	%D	.45%	.46%	.49%	.49%	.52%
Expenses net of waivers, if any	.46	%D	.45%	.46%	.49%	.49%	.50%
Expenses net of all reductions	.46	%D	.45%	.46%	.49%	.49%	.50%
Net investment income	5.0	%D	4.3%	3.4%	3.5%	4.9%	5.6%

Supplemental Data:
Portfolio turnover rate	247.7	%B	540.4%	407.2%	464.6%	438.6%	595.2%
Net assets at end of period (in thousands)	$4,337,064		$4,243,248	$3,277,782	$2,187,219	$1,400,431	$971,544

A	Amounts less than $.01.
B	Not annualized.
C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
DAnnualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$11.05		$11.29	$11.81	$11.57	$11.02	$11.10

Investment operations:
Net investment income	.25		.47	.38	.40	.53	.59
Net realized and unrealized gain/(loss) on investments, options, futures, and swaps	.22		(.22)	(.23)	.43	.63	.06

Total from investment operations	.47		.25	.15	.83	1.16	.65

Distributions paid from:
Net investment income	(.26)		(.49)	(.36)	(.41)	(.52)	(.60)
Net realized gain on investments	—		— A	(.31)	(.18)	(.09)	(.13)

Total distributions	(.26)		(.49)	(.67)	(.59)	(.61)	(.73)

Net asset value, end of period	$11.26		$11.05	$11.29	$11.81	$11.57	$11.02

Total return	4.33	%B	2.19%	1.42%	7.36%	10.80%	5.88%

Ratios to Average Net Assets:C
Total expenses	.72	%D	.70%	.72%	.76%	.75%	.77%
Expenses net of waivers, if any	.72	%D	.70%	.72%	.75%	.75%	.75%
Expenses net of all reductions	.72	%D	.70%	.72%	.75%	.75%	.75%
Net investment income	4.7	%D	4.1%	4.2%	3.3%	4.1%	5.3%

Supplemental Data:
Portfolio turnover rate	247.7	%B	540.4%	407.2%	464.6%	438.6%	595.2%
Net assets at end of period (in thousands)	$1,003,651		$360,819	$265,518	$121,607	$79,120	$1,885

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Core Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, service (12b-1) fees on Financial Intermediary Class shares, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,049.10	$2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.86	2.23
Financial Intermediary Class:
Actual	1,000.00	$1,047.80	$3.54
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.50

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of 0.44% and 0.69% for the Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Core Plus Bond Portfolio

The graphs compare the Fund’s total returns to that of an appropriate broad-based securities market index. The graphs illustrate the cumulative total return of an initial $1,000,000 investment in the Institutional Class and Financial Intermediary Class of the Fund, for the periods indicated. The lines for the Fund represent the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graphs and tables found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non-U.S. investment are subject to currency fluctuations, social, economical and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Since-inception index returns are for periods beginning June 30, 1998.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment—Financial Intermediary Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

B	Since-inception index returns are for periods beginning December 31, 2001.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsC (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

C	Source: Standard & Poor's.
D	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	112.9%

Corporate Bonds and Notes	18.4%

Aerospace/Defense	0.1%
L-3 Communications Corp.		7.625%	6/15/12	$852	$877
Lockheed Martin Corporation		7.650%	5/1/16	945	1,098
Lockheed Martin Corporation		6.150%	9/1/36	380	398	A
Northrop Grumman Corporation		4.079%	11/16/06	3,580	3,574
Raytheon Company		6.000%	12/15/10	41	42
Raytheon Company		5.500%	11/15/12	75	76

					6,065

Apparel	N.M.
Oxford Industries, Inc.		8.875%	6/1/11	800	816

Auto Trucks and Parts	N.M.
Visteon Corporation		8.250%	8/1/10	2,050	1,999	B

Automotive	0.7%
Ford Motor Company		7.450%	7/16/31	42,400	32,754	B
General Motors Corporation		8.250%	7/15/23	8,000	6,930
General Motors Corporation		8.375%	7/15/33	33,195	28,714	B

					68,398

Banking and Finance	4.2%
American Honda Finance Corporation		5.482%	5/12/08	28,000	28,041	A,C
Boeing Capital Corporation		5.800%	1/15/13	2,030	2,095
Countrywide Financial Corporation		5.548%	11/3/06	15,000	15,001	C
Countrywide Financial Corporation		5.448%	6/27/07	16,400	16,401	C
Countrywide Home Loans, Inc.		5.560%	2/27/08	25,000	25,020C
Ford Motor Credit Company		7.375%	10/28/09	57,540	55,918
Ford Motor Credit Company		7.875%	6/15/10	3,560	3,467
Ford Motor Credit Company		7.375%	2/1/11	19,135	18,366
Ford Motor Credit Company		10.640%	6/15/11	5,684	5,939	A,C
Ford Motor Credit Company		7.250%	10/25/11	14,030	13,231
General Motors Acceptance Corporation		6.311%	11/30/07	4,570	4,519
General Motors Acceptance Corporation		8.000%	11/1/31	14,000	14,638
HSBC Finance Corporation		5.440%	2/28/07	45,000	45,020	C
HSBC Finance Corporation		5.486%	5/10/07	18,100	18,109	C
HSBC Finance Corporation		6.400%	6/17/08	20	20
HSBC Finance Corporation		6.500%	11/15/08	40	41
HSBC Finance Corporation		8.000%	7/15/10	70	77
HSBC Finance Corporation		6.375%	8/1/10	1,000	1,040

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Banking and Finance—Continued
HSBC Finance Corporation		7.000%	5/15/12	$160	$173
HSBC Finance Corporation		6.375%	11/27/12	520	546
SB Treasury Company LLC		9.400%	12/29/49	360	383	A,D
Sigma Finance Inc		8.500%	8/11/16	29,650	29,650	A,D
SLM Corporation		5.440%	4/1/09	11,220	10,777	C
SLM Corporation		5.330%	4/11/12	40,000	40,010	A,C
Toyota Motor Credit Corporation		5.255%	4/19/07	32,000	32,001	C
Wachovia Capital Trust III		5.800%	3/15/42	9,420	9,446	D

					389,929

Banks	0.7%
Bank of America Corporation		7.400%	1/15/11	3,090	3,344
Bank One Corporation		4.125%	9/1/07	2,780	2,744
Bank One Corporation		7.875%	8/1/10	150	163
Bank One Corporation		5.900%	11/15/11	2,000	2,051
Firstar Bank NA		7.125%	12/1/09	350	370
U.S. Bank		5.265%	2/8/08	27,200	27,184	C
Wachovia Bank NA		5.425%	5/22/07	31,000	31,003	C

					66,859

Cable	0.3%
Comcast Cable Communications, Inc.		6.750%	1/30/11	680	714
Comcast Corporation		6.500%	1/15/15	1,130	1,180
Comcast Corporation		6.500%	1/15/17	560	584
Comcast Corporation		7.050%	3/15/33	7,470	7,999
Comcast MO of Delaware Inc.		9.000%	9/1/08	1,060	1,130
Cox Communications, Inc.		7.875%	8/15/09	7,680	8,144
CSC Holdings Inc.		7.250%	4/15/12	500	498	A
CSC Holdings Inc.		7.875%	2/15/18	260	270
CSC Holdings Inc.		7.625%	7/15/18	568	581
DirecTV Holdings LLC		8.375%	3/15/13	2,450	2,539
EchoStar DBS Corporation		6.625%	10/1/14	805	766

					24,405

Casino Resorts	0.2%
Caesars Entertainment Inc.		8.125%	5/15/11	733	773
Harrah’s Operating Company, Inc.		6.500%	6/1/16	13,400	13,136
Inn of The Mountain Gods Resort and Casino		12.000%	11/15/10	1,070	1,121
Mandalay Resort Group		9.500%	8/1/08	80	85
MGM MIRAGE		6.750%	9/1/12	815	804

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Casino Resorts—Continued
MGM MIRAGE		6.625%	7/15/15	$2,240	$2,150
Premier Entertainment Biloxi LLC		10.750%	2/1/12	810	824
Station Casinos, Inc.		7.750%	8/15/16	3,345	3,471

					22,364

Chemicals	0.1%
Georgia Gulf Corporation		9.500%	10/15/14	1,100	1,096	A
IMC Global Inc.		11.250%	6/1/11	132	139
IMC Global Inc.		10.875%	8/1/13	460	513
Lyondell Chemical Company		8.000%	9/15/14	1,175	1,190
Lyondell Chemical Company		8.250%	9/15/16	670	680
MacDermid, Incorporated		9.125%	7/15/11	1,067	1,112
Westlake Chemical Corporation		6.625%	1/15/16	1,255	1,192

					5,922

Computer Services and Systems	0.5%
Electronic Data Systems Corporation		7.125%	10/15/09	19,905	20,819
International Business Machines Corporation		5.364%	6/28/07	25,500	25,513	C
International Business Machines Corporation		4.750%	11/29/12	40	39
SunGard Data Systems Inc.		9.125%	8/15/13	1,640	1,698

					48,069

Containers and Packaging	N.M.
Horizon Lines, LLC		9.000%	11/1/12	855	881

Diversified Financial Services	0.8%
Aig-Fp Matched Funding		5.320%	12/17/07	32,700	32,700	A,C
American General Finance Corporation (AGFC)		5.498%	6/27/08	18,300	18,339	C
CIT Group Inc.		5.750%	9/25/07	80	80
Citigroup Inc.		5.000%	3/6/07	500	499	B
Citigroup Inc.		5.100%	9/29/11	2,790	2,782
Citigroup Inc.		5.000%	9/15/14	150	146
General Electric Capital Corporation		5.450%	1/15/13	225	228
Mizuho Preferred Capital Corp. LLC		8.790%	12/29/49	3,380	3,560	A,D
PHH Corporation		7.125%	3/1/13	8,100	8,326
U.S. Bancorp		3.125%	3/15/08	8,290	8,051
Wells Fargo & Company		5.000%	11/15/14	2,750	2,684

					77,395

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Electric	1.5%
Dominion Resources, Inc.		4.125%	2/15/08	$2,000	$1,968
Dominion Resources, Inc.		5.125%	12/15/09	1,260	1,252
Dominion Resources, Inc.		4.750%	12/15/10	1,010	985
Dominion Resources, Inc.		5.700%	9/17/12	3,335	3,355	B
FirstEnergy Corp.		5.500%	11/15/06	9,348	9,347
FirstEnergy Corp.		6.450%	11/15/11	2,500	2,608
FirstEnergy Corp.		7.375%	11/15/31	17,150	19,828
General Electric Company		5.000%	2/1/13	8,205	8,112
Niagara Mohawk Power Corporation		7.750%	10/1/08	500	522
The AES Corporation		8.750%	5/15/13	18,838	20,204	A
The AES Corporation		7.750%	3/1/14	63,005	65,525
The AES Corporation		9.000%	5/15/15	7,700	8,297	A
The Cleveland Electric Illuminating Company		5.650%	12/15/13	1,495	1,495
The Detroit Edison Company		5.200%	10/15/12	10	10
TXU Electric Delivery Company		6.375%	1/15/15	125	129

					143,637

Energy	0.4%
Duke Energy Corporation		6.250%	1/15/12	50	52
Exelon Corporation		5.625%	6/15/35	7,510	7,091
MidAmerican Energy Holdings Company		5.875%	10/1/12	30	31
Pacific Gas and Electric Company		6.050%	3/1/34	4,480	4,506
Peabody Energy Corporation		6.875%	3/15/13	860	847
Peabody Energy Corporation		5.875%	4/15/16	880	807
Progress Energy, Inc.		7.100%	3/1/11	110	118
TXU Corp.		4.800%	11/15/09	7,760	7,563
TXU Corp.		5.550%	11/15/14	560	529
TXU Corp.		6.550%	11/15/34	14,425	13,587
TXU Energy Co.		7.000%	3/15/13	10	10

					35,141

Environmental Services	0.4%
Waste Management, Inc.		7.000%	10/15/06	5,330	5,332
Waste Management, Inc.		7.125%	10/1/07	10,940	11,082
Waste Management, Inc.		6.500%	11/15/08	4,340	4,444
Waste Management, Inc.		6.875%	5/15/09	8,000	8,312
Waste Management, Inc.		7.375%	8/1/10	6,055	6,490
Waste Management, Inc.		7.125%	12/15/17	500	554
Waste Management, Inc.		7.000%	7/15/28	3,010	3,295
Waste Management, Inc.		7.375%	5/15/29	80	92
Waste Management, Inc.		7.750%	5/15/32	1,290	1,547

					41,148

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco	0.5%
Altria Group, Inc.		7.000%	11/4/13	$5,525	$6,024
Altria Group, Inc.		7.750%	1/15/27	5,000	6,054
Reynolds American Inc.		7.875%	5/15/09	730	762	A
Sara Lee Corporation		6.250%	9/15/11	18,680	19,135
Sara Lee Corporation		3.875%	6/15/13	20	18
SUPERVALU INC.		7.875%	8/1/09	10,770	11,163

					43,156

Funeral Parlors and Cemeteries	N.M.
Service Corporation International		7.375%	10/1/14	155	156	A
Service Corporation International		8.000%	6/15/17	1,510	1,446	A
Service Corporation International		7.625%	10/1/18	235	236	A

					1,838

Gaming	N.M.
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245	253
River Rock Entertainment Authority		9.750%	11/1/11	220	234

					487

Gas and Pipeline Utilities	0.4%
Dynegy Holdings Inc.		8.750%	2/15/12	3,280	3,399
Kinder Morgan Energy Partners, L.P.		7.125%	3/15/12	7,565	8,020
Kinder Morgan Energy Partners, L.P.		5.000%	12/15/13	1,804	1,713
Southern Natural Gas Company		8.000%	3/1/32	8,940	9,884
The Williams Companies, Inc.		7.750%	6/15/31	530	530	B
The Williams Companies, Inc.		8.750%	3/15/32	10,130	11,093

					34,639

Health Care	0.5%
Tenet Healthcare Corporation		6.375%	12/1/11	2,500	2,197	B
Tenet Healthcare Corporation		7.375%	2/1/13	6,222	5,607	B
Tenet Healthcare Corporation		9.875%	7/1/14	27,435	27,332	B
Tenet Healthcare Corporation		9.250%	2/1/15	12,430	11,964

					47,100

Homebuilding	0.3%
Beazer Homes USA, Inc.		8.375%	4/15/12	210	209
Centex Corporation		5.450%	8/15/12	9,500	9,275
D. R. Horton, Inc.		6.875%	5/1/13	5,400	5,516
Lennar Corporation		5.950%	10/17/11	6,300	6,300	A
Pulte Homes, Inc.		5.250%	1/15/14	7,000	6,629

					27,929

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Insurance	N.M.
Loews Corporation		8.875%	4/15/11	$90	$101

Investment Banking/Brokerage	1.4%
E*TRADE Financial Corporation		7.375%	9/15/13	590	603
J.P. Morgan Capital Trust II		7.950%	2/1/27	20	21
J.P. Morgan Chase & Co.		5.750%	1/2/13	4,430	4,530
JPMorgan Chase & Co.		6.750%	2/1/11	10	11
JPMorgan Chase & Co.		5.600%	6/1/11	140	142
Lehman Brothers Holdings Inc.		5.370%	6/26/07	28,000	28,003	C
Lehman Brothers Holdings Inc.		4.000%	1/22/08	6,840	6,731
Lehman Brothers Holdings Inc.		7.000%	2/1/08	160	163
Merrill Lynch & Co., Inc.		5.365%	5/29/07	16,700	16,701	C
Merrill Lynch & Co., Inc.		3.375%	9/14/07	3,130	3,075
Merrill Lynch & Co., Inc.		3.125%	7/15/08	3,115	3,004
Merrill Lynch & Co., Inc.		5.489%	8/22/08	42,800	42,838	C
Merrill Lynch & Co., Inc.		6.375%	10/15/08	2,670	2,727
Morgan Stanley		5.550%	11/24/06	1,600	1,601	C
Morgan Stanley		5.623%	1/18/08	12,000	12,020	C
Morgan Stanley		3.625%	4/1/08	90	88
Morgan Stanley		4.750%	4/1/14	3,700	3,519
The Goldman Sachs Group, Inc.		6.600%	1/15/12	2,810	2,965
The Goldman Sachs Group, Inc.		4.750%	7/15/13	1,420	1,364

					130,106

Investment Management	N.M.
Dryden Investor Trust		7.157%	7/23/08	1,454	1,478

Lodging/Hotels	0.1%
Host Marriott LP		6.750%	6/1/16	2,055	2,027
Starwood Hotels & Resorts Worldwide, Inc.		7.375%	5/1/07	890	895
Starwood Hotels & Resorts Worldwide, Inc.		7.875%	5/1/12	10,700	11,235

					14,157

Machinery	N.M.
Terex Corporation		7.375%	1/15/14	1,734	1,743

Manufacturing (Diversified)	N.M.
American Achievement Corp.		8.250%	4/1/12	250	253
Jacuzzi Brands Incorporated		9.625%	7/1/10	200	212

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Manufacturing (Diversified)—Continued
Procter & Gamble Company		8.500%	8/10/09	$90	$98
The Gillette Company		2.500%	6/1/08	160	153

					716

Media	0.7%
Clear Channel Communications, Inc.		4.625%	1/15/08	165	163
Clear Channel Communications, Inc.		4.250%	5/15/09	2,760	2,667
Clear Channel Communications, Inc.		6.250%	3/15/11	5,450	5,467
Clear Channel Communications, Inc.		5.500%	9/15/14	8,050	7,479
Lamar Media Corporation		7.250%	1/1/13	1,459	1,468
Lamar Media Corporation		6.625%	8/15/15	1,990	1,908	A
Liberty Media Corporation		5.700%	5/15/13	535	505	B
Liberty Media Corporation		3.750%	2/15/30	170	106	E
News America, Inc.		6.200%	12/15/34	1,300	1,242
News America, Inc.		6.750%	1/9/38	200	207
Readers Digest Association, Inc.		6.500%	3/1/11	460	437
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	360	365
Time Warner Inc.		6.875%	5/1/12	5,850	6,186
Time Warner Inc.		7.625%	4/15/31	440	486
Time Warner Inc.		7.700%	5/1/32	15,350	17,142
Viacom Inc.		5.750%	4/30/11	17,794	17,758	A
Viacom Inc.		5.625%	8/15/12	1,350	1,335

					64,921

Medical Care Facilities	0.2%
DaVita, Inc.		7.250%	3/15/15	1,270	1,248	B
HCA, Inc.		8.750%	9/1/10	256	259
HCA, Inc.		6.300%	10/1/12	593	502
HCA, Inc.		5.750%	3/15/14	150	118
HCA, Inc.		6.500%	2/15/16	4,328	3,462	B
HCA, Inc.		7.690%	6/15/25	723	564
HCA, Inc.		7.500%	11/6/33	14,640	11,419
Health Care REIT, Inc.		8.000%	9/12/12	128	141

					17,713

Medical Products	N.M.
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	938	954	F
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681	699

					1,653

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Oil and Gas	1.7%
Amerigas Partners, L.P.		7.250%	5/20/15	$990	$986
Anadarko Petroleum Corporation		5.790%	9/15/09	21,500	21,526	C
Anadarko Petroleum Corporation		6.450%	9/15/36	35,090	35,842
Apache Corporation		6.250%	4/15/12	1,280	1,335
Chesapeake Energy Corporation		6.375%	6/15/15	195	186
Chesapeake Energy Corporation		6.250%	1/15/18	1,970	1,827
Conoco Inc.		6.950%	4/15/29	10,193	11,755
ConocoPhillips		8.750%	5/25/10	3,100	3,462
ConocoPhillips		4.750%	10/15/12	1,130	1,107
ConocoPhillips		5.900%	10/15/32	10	10	B
Devon Energy Corporation		7.950%	4/15/32	5,615	6,934
El Paso Corporation		7.800%	8/1/31	8,230	8,436	B
El Paso Corporation		7.750%	1/15/32	9,560	9,799	B
El Paso Natural Gas Company		8.375%	6/15/32	1,310	1,500
Hess Corporation		7.875%	10/1/29	2,280	2,695
Hess Corporation		7.300%	8/15/31	14,515	16,344
Kerr-McGee Corporation		6.875%	9/15/11	800	847
Kerr-McGee Corporation		7.875%	9/15/31	8,000	9,671
Pacific Energy Partners		7.125%	6/15/14	630	643
Pemex Project Funding Master Trust		5.991%	12/3/12	117	117	A,C
Pemex Project Funding Master Trust		6.625%	6/15/35	16,845	16,550	A
Plains Exploration & Production Company		7.125%	6/15/14	1,010	1,055	B
Pogo Producing Company		6.875%	10/1/17	850	811
Pride International, Inc.		7.375%	7/15/14	1,440	1,483
Seariver Maritime Inc.		0.000%	9/1/12	70	53	G
Suburban Propane Partners LP		6.875%	12/15/13	1,990	1,920
Vintage Petroleum, Inc.		8.250%	5/1/12	661	698
XTO Energy, Inc.		7.500%	4/15/12	691	753
XTO Energy, Inc.		6.250%	4/15/13	2,317	2,390

					160,735

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		8.125%	5/15/11	9	9
Georgia-Pacific Corp.		7.700%	6/15/15	176	175
Weyerhaeuser Company		6.750%	3/15/12	5,775	6,036

					6,220

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Pharmaceuticals	0.2%
AmerisourceBergen Corporation		5.875%	9/15/15	$7,070	$6,931
Bristol-Myers Squibb Company		5.750%	10/1/11	8,840	9,005
Omnicare, Inc.		6.875%	12/15/15	709	689

					16,625

Photo Equipment and Supplies	0.4%
Eastman Kodak Company		3.625%	5/15/08	1,430	1,373	B
Eastman Kodak Company		7.250%	11/15/13	21,284	20,783
Eastman Kodak Company		3.375%	10/15/33	12,820	12,532	B

					34,688

Printing and Copying Services	N.M.
Xerox Corporation		6.750%	2/1/17	1,630	1,654

Real Estate Management and Development	N.M.
Forest City Enterprises, Inc.		7.625%	6/1/15	360	367
Forest City Enterprises, Inc.		6.500%	2/1/17	597	561
Ventas, Inc.		8.750%	5/1/09	770	819
Ventas, Inc.		6.750%	6/1/10	800	814
Ventas, Inc.		9.000%	5/1/12	440	491
Ventas, Inc.		6.625%	10/15/14	50	50
Ventas, Inc.		7.125%	6/1/15	800	823

					3,925

Rental and Lease Services	0.2%
Hertz Corporation		8.875%	1/1/14	1,435	1,503	A
International Lease Finance Corporation		5.750%	6/15/11	12,700	12,935

					14,438

Retail	0.1%
J.C. Penney Company, Inc.		7.400%	4/1/37	690	747	B
Target Corporation		4.000%	6/15/13	5,340	4,961	B
Wal-Mart Stores, Inc.		4.125%	2/15/11	3,160	3,042	B

					8,750

Special Purpose	1.3%
AAC Group Holding Corp.		0.000%	10/1/12	770	639	D
Air 2 US Series A		8.027%	10/1/19	7,870	7,910	A
ASIF Global Financing XIX		4.900%	1/17/13	2,180	2,130	A
DaimlerChrysler North America Holding Corporation		4.050%	6/4/08	610	596

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Special Purpose—Continued
DaimlerChrysler North America Holding Corporation		7.200%	9/1/09	$620	$646
DaimlerChrysler North America Holding Corporation		5.875%	3/15/11	500	501
DaimlerChrysler North America Holding Corporation		7.300%	1/15/12	3,315	3,523
DaimlerChrysler North America Holding Corporation		6.500%	11/15/13	1,290	1,323
Di Finance Corporation		9.500%	2/15/13	1,004	1,039
El Paso Performance Linked Trust		7.750%	7/15/11	26,120	26,838	A
Entercom Capital Inc.		7.625%	3/1/14	795	776
Hexion U.S. Finance Corp./ Hexion Nova Scotia Finance, ULC		9.000%	7/15/14	790	806
ILFC E-Capital Trust I		5.900%	12/21/65	7,880	7,938	A,D
ILFC E-Capital Trust II		6.250%	12/21/65	1,800	1,800A,D
John Deere Capital Corporation		7.000%	3/15/12	80	86
Patrons’ Legacy 2003 IV		5.775%	1/23/17	7,900	7,925	A
Philip Morris Capital Corporation		7.500%	7/16/09	190	198
Rabobank Capital Funding Trust II		5.260%	12/31/49	590	577	A,D
Rabobank Capital Funding Trust III		5.254%	12/29/49	4,140	3,996	A,D
Sprint Capital Corporation		6.000%	1/15/07	16,370	16,388
Sprint Capital Corporation		6.125%	11/15/08	130	132
Sprint Capital Corporation		8.375%	3/15/12	13,945	15,629
TCI Communications Financing III		9.650%	3/31/27	1,480	1,572
Texaco Capital Inc.		5.500%	1/15/09	1,600	1,619
Toll Brothers Finance Corp		5.950%	9/15/13	12,700	12,151
UGS Corporation		10.000%	6/1/12	400	432
Unilever Capital Corporation		7.125%	11/1/10	1,450	1,549
Verizon Global Funding Corp.		7.375%	9/1/12	5	6

					118,725

Telecommunications	0.2%
AT&T Inc.		5.100%	9/15/14	8,630	8,338
BellSouth Corporation		4.750%	11/15/12	640	611
Cincinnati Bell Inc		7.000%	2/15/15	2,257	2,212
Citizens Communications Company		9.250%	5/15/11	530	584
Qwest Corporation		7.500%	10/1/14	4,140	4,275	A
Windstream Corporation		8.625%	8/1/16	875	936	A

					16,956

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Telecommunications (Cellular/Wireless)	N.M.
Nextel Communications, Inc.		5.950%	3/15/14	$493	$482
Nextel Communications, Inc.		7.375%	8/1/15	1,980	2,043

					2,525

Transportation	0.2%
Continental Airlines, Inc.		6.545%	8/2/20	8,191	8,332
Delta Air Lines, Inc.		6.619%	9/18/12	1,386	1,385
Norfolk Southern Corporation		6.200%	4/15/09	20	21
Northwest Airlines Inc.		5.960%	2/6/15	1,725	1,673
United Air Lines, Inc.		6.602%	3/1/15	7,888	7,908

					19,319

Total Corporate Bonds and Notes (Identified Cost—$1,724,168)					1,725,325
Asset-Backed Securities	1.6%

Fixed Rate Securities	0.2%
Bay View Auto Trust 2003-LJ1		3.440%	4/25/12	189	184
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	2,200	1,844
Contimortgage Home Equity Loan Trust 1997-4		7.330%	10/15/28	1,319	1,069
Green Tree Financial Corporation 1992-2		9.150%	1/15/18	267	231
Green Tree Financial Corporation 1993-2		8.000%	7/15/18	769	751
Green Tree Financial Corporation 1996-5		8.100%	7/15/27	3,973	830
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	463	415
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	3,956	3,783
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	2,974	3,035
Pegasus Aviation Lease Securitization 2000-1		8.370%	3/25/30	2,500	1,575	A
Residential Asset Mortgage Products, Inc. 2004-SL4		7.500%	7/25/32	2,294	2,336
UCFC Home Equity Loan Trust 1998-C		5.935%	1/15/30	21	20
Vanderbilt Mortgage Finance 1996-A		8.150%	5/7/26	457	461
Vanderbilt Mortgage Finance 1997-B		8.155%	10/7/26	231	238
Vanderbilt Mortgage Finance 1997-C		7.830%	8/7/27	500	517

					17,289

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Indexed SecuritiesC	1.2%
AFC Home Equity Loan Trust 2002-2		5.624%	6/25/30	$626	$628
Asset Backed Securities Corporation Home Equity Loan Trust 2001 HE3		5.870%	11/15/31	470	471
Bayview Financial Acquisition Trust 2003-G		5.924%	1/28/39	3,300	3,300
Bear Stearns Asset Backed Securities Series 2005-CL1		5.830%	9/25/34	14,997	15,026
Bear Stearns Asset Backed Securities, Inc. 2005-AQ2		5.490%	9/25/35	10,431	10,433
CDC Mortgage Capital Trust 2002-HE1		5.640%	1/25/33	798	798
Citibank Credit Card Issuance Trust 2002-C1		6.470%	2/9/09	2,040	2,046
Countrywide Asset-Backed Certificates 2002-BC1		5.990%	4/25/32	250	250
Countrywide Asset-Backed Certificates 2003-1		5.670%	6/25/33	470	471
Countrywide Asset-Backed Certificates 2003-BC3		5.640%	9/25/33	637	638
Countrywide Home Equity Loan Trust 2002-F		5.680%	11/15/28	1,089	1,095
Countrywide Home Equity Loan Trust 2006-RES		5.590%	7/25/36	1,263	1,270	A
Credit Suisse First Boston Mortgage Securities Corp. 2005-AGE1		5.470%	2/25/32	12,751	12,754
Fannie Mae Grantor Trust 2002-T15		5.530%	11/26/32	1,563	1,563
Fleet Home Equity Loan Trust 2003-1		5.580%	1/20/33	6,648	6,657
Greenpoint Mortgage Funding Trust 2005-HE1		5.730%	9/25/34	1,200	1,204
IndyMac Home Equity Loan Asset-Backed Trust 2001-A		5.590%	3/25/31	138	139
Option One Mortgage Loan Trust 2003-1		5.750%	2/25/33	17	17
Popular ABA Morgage Pass-Through Trust 2005-A		5.430%	6/25/35	2,012	2,012
Provident Bank Home Equity Loan Trust 2000-2		5.600%	8/25/31	443	444
Renaissance Home Equity Loan Trust 2005-1		5.660%	5/25/35	3,000	3,016
Residential Asset Mortgage Products, Inc. 2003-RS4		5.660%	5/25/33	1,783	1,805
Residential Funding Mortgage Secs II 2003-HS3		5.620%	8/25/33	52	52
Salomon Brothers Mortgage Securities VII 2002-CIT1		5.630%	3/25/32	1,226	1,230
Southern Pacific Secured Assets Corporation 1998-2		5.670%	7/25/29	35	35
Truman Capital Mortgage Loan Trust 2006-1		5.660%	3/25/36	39,233	39,233	A
Vanderbilt Mortgage Finance 1999-D		8.580%	1/7/30	4,100	4,384
Wachovia Asset Securitization, Inc. 2002-HE1		5.700%	9/27/32	1,601	1,604
Wachovia Asset Securitization, Inc. 2002-HE2		5.760%	12/25/32	116	116
Wachovia Asset Securitization, Inc. 2003-HE1		5.620%	3/25/33	52	52

					112,743

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Asset-Backed Securities—Continued

Stripped Securities	N.M.
Diversified REIT Trust 2001-1		0.772%	3/8/10	$12,258	$238	A,H1
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	5,398	729	A,H1

					967

Variable Rate SecuritiesI	0.2%
Countrywide Asset-Backed Certificates 2004-15		4.614%	12/25/32	11,882	11,687
Origen Manufactured Housing Contract Trust Series 2005-B		5.910%	1/15/37	4,797	4,768
Origen Manufactured Housing Contract Trust Series 2005-B		5.990%	1/15/37	1,500	1,486
Origen Manufactured Housing Contract Trust Series 2005-B		6.480%	1/15/37	2,100	2,111

					20,052

Total Asset-Backed Securities (Identified Cost—$151,640)					151,051
Mortgage-Backed Securities	16.1%

Fixed Rate Securities	1.2%
Asset Securitization Corporation 1996-D2		6.920%	2/14/29	550	551
Banc of America Funding Corporation 2003-1		6.000%	5/20/33	635	634
Bank One Issuance Trust 2003-C1 C1		4.540%	9/15/10	470	465
Blackrock Capital Finance L.P. 1997-R3		7.220%	11/25/28	31	31	A
Commercial Mortgage Pass-Through Certificates, Series 2001-J1A A2		6.457%	2/16/34	193	200	A
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	376	378	A
CS First Boston Mortgage Securities Corp. 1998-C1 A1B		6.480%	5/17/40	180	183
GMAC Commercial Mortgage Securities Inc. 1998-C1		6.700%	5/15/30	7,508	7,626
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	339	351
GS Mortgage Securities Corporation II 1998-C1		6.620%	10/18/30	4,611	4,690
GS Mortgage Securities Corporation II 2005-GG4		4.680%	7/10/39	18,650	18,109
J.P. Morgan Chase Commercial Mortgage Securities Corp., 2006-CB15		5.814%	6/12/43	2,370	2,451
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12		4.895%	9/12/37	3,000	2,906
J.P. Morgan Commercial Mortgage Finance Corporation 1999-C8		7.400%	7/15/31	1,822	1,900

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
LB-UBS Commercial Mortgage Trust 2000-C3 A2		7.950%	5/15/25	$100	$108
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	8,640	8,289
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100	3,978
MASTR Reperforming Loan Trust 2005-1		6.000%	8/25/34	6,970	6,991	A
MASTR Reperforming Loan Trust 2005-1		7.000%	8/25/34	10,177	10,459	A
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	21,070	20,554
Residential Asset Mortgage Products, Inc. 2004-SL2 A4		8.500%	10/25/31	344	359
Residential Asset Mortgage Products, Inc. 2005-SL2		7.500%	3/25/32	16,603	16,987
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	3,249	3,139
Structured Asset Securities Corporation 1996-CFL		7.750%	2/25/28	264	264	A
WEF Issuer LLC Series 2006-A		5.190%	12/15/14	1,215	1,211	A

					112,814

Indexed SecuritiesC	13.7%
American Home Mortgage Assets Trust 2006-3		5.330%	7/25/36	32,237	32,237
American Home Mortgage Investment Trust 2005-4		5.620%	11/25/45	28,497	28,622
Citigroup Mortgage Loan Trust 2005-HE2		5.730%	5/25/35	20,759	20,804	A
Citigroup Mortgage Loan Trust, Inc.		5.480%	8/25/35	327	328
Countrywide Alternative Loan Trust		5.680%	9/25/35	34,255	34,413
Countrywide Alternative Loan Trust 2005-44 1A1		5.660%	10/25/35	47,489	47,593
Countrywide Alternative Loan Trust 2005-44 2A1		5.640%	10/25/35	26,626	26,632
Countrywide Alternative Loan Trust 2005-56 3A1		5.620%	11/25/35	33,102	33,204
Countrywide Alternative Loan Trust 2005-56 4A1		5.640%	11/25/35	11,808	11,843
Countrywide Alternative Loan Trust 2005-H 2A		5.570%	12/25/35	4,015	4,021
Countrywide Alternative Loan Trust 2005-J12		5.600%	11/25/35	1,593	1,596
Countrywide Alternative Loan Trust 2006-0A17		5.525%	10/25/36	79,000	79,014
Countrywide Home Loans 2005-9 1A1		5.630%	5/25/35	16,769	16,841
DSLA Mortgage Loan Trust 2006-AR1 1A1A		5.483%	4/19/36	2,774	2,774
DSLA Mortgage Loan Trust 2006-AR1 1A1B		5.483%	4/19/36	2,774	2,774

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
GMACM Home Equity Loan Trust 2004-HE4		5.604%	3/25/35	$54,612	$54,651
Government National Mortgage Association 2001-36		5.730%	8/20/31	3	3
Greenpoint Mortgage Funding Trust 2006-AR3		5.560%	9/25/35	2,675	2,680
GSMPS Mortgage Loan Trust 2005-RP2		5.680%	3/25/35	28,682	28,791	A
GSMPS Mortgage Loan Trust 2005-RP3		5.680%	9/25/35	43,830	43,891
Harborview Mortgage Loan Trust 2005-3		5.570%	6/19/35	33,081	33,163
Harborview Mortgage Loan Trust 2005-7		5.734%	6/19/45	12,986	13,050
Impac CMB Trust 2003-4 1A1		5.650%	10/25/33	409	410
Impac CMB Trust 2003-5 A1		5.660%	8/25/33	520	520
Impac CMB Trust 2003-7		5.964%	8/25/33	1,057	1,057
Lehman XS Trust 2005-5N		5.630%	11/25/35	42,347	42,462
Lehman XS Trust 2006-GP2		5.400%	6/25/46	1,016	1,016
Medallion Trust 2000-2G		5.590%	12/18/31	387	388	F
MLCC Mortgage Investors, Inc. 2003-B		5.670%	4/25/28	5,965	5,995
MSDWCC Heloc Trust 2005-1		5.520%	7/25/17	3,318	3,321
Nomura Asset Acceptance Corporation Series 2005-AP3		5.460%	8/25/35	14,168	14,173
Residential Accredit Loans, Inc.		5.730%	10/25/45	4,185	4,198
Sequoia Mortgage Trust 4		5.690%	11/22/24	21	21
Structured Asset Mortgage Investments II Trust 2006-AR7		5.540%	8/25/36	50,569	50,571
Thornburg Mortgage Secs Trust		5.500%	1/25/36	101,632	101,458
Thornburg Mortgage Securities Trust 2005-4		5.530%	12/25/35	81,860	81,755
WaMu Mortgage Pass-Through Certificates 2005-AR06		5.560%	4/25/45	25,929	25,987
WaMu Mortgage Pass-Through Certificates 2005-AR08		5.600%	7/25/45	14,819	14,867
WaMu Mortgage Pass-Through Certificates 2005-AR11		5.650%	8/25/45	73,526	73,698
WaMu Mortgage Pass-Through Certificates 2005-AR13 A1A1		5.620%	10/25/45	39,201	39,452
WaMu Mortgage Pass-Through Certificates 2005-AR13 B10		6.176%	10/25/45	6,264	5,488	A
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A1		5.590%	11/25/45	37,292	37,418
WaMu Mortgage Pass-Through Certificates 2005-AR15 A1A2		5.610%	11/25/45	57,940	58,168

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities—Continued

Indexed Securities—Continued
WaMu Mortgage Pass-Through Certificates 2005-AR17 A1A2		5.620%	12/25/45	$27,852	$27,966
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A1		5.600%	12/25/45	59,444	59,637
WaMu Mortgage Pass-Through Certificates 2005-AR19 A1A2		5.620%	12/25/45	65,706	65,954
Zuni Mortgage Loan Trust 2006-0A1		5.615%	8/25/36	51,813	51,743

					1,286,648

Stripped Securities	N.M.
Commercial Capital Access One, Inc. 2		12.000%	11/15/27	2,408	992	H1
FFCA Secured Lending Corporation 1999-1A		1.447%	9/18/25	399	21	A,H1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.794%	12/15/16	961	5	A,H1
LB-UBS Commercial Mortgage Trust 2001-C3		1.189%	6/15/36	8,830	333	A,H1

					1,351

Variable Rate SecuritiesI	1.2%
Banc of America Commercial Mortgage Inc. 2005-5		5.115%	10/10/45	7,630	7,505
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	330	347
GE Capital Commercial Mortgage Corporation		5.511%	11/10/45	15,020	15,072
Harborview Mortgage Loan Trust 2006-2		5.449%	2/25/36	9,010	8,997
IndyMac INDX Mortgage Loan Trust 2004-AR15		5.074%	2/25/35	1,325	1,318
IndyMac INDX Mortgage Loan Trust 2005-AR13		4.477%	8/25/35	1,193	1,182
IndyMac Indx Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	12,826	12,449
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC13		5.472%	1/12/43	11,800	11,799
Merrill Lynch Mortgage Investors, Inc. Series 2005-SD1 A2		5.666%	5/25/46	3,500	3,499
Merrill Lynch Mortgage Trust 2005-CKI1		5.417%	11/12/37	17,280	17,235
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	15,240	14,617
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.224%	7/25/35	12,834	12,858
Prime Mortgage Trust 2005-2 2A1		7.448%	10/25/32	1,008	1,036
Thornburg Mortgage Securities Trust 2004-1		2.807%	3/25/44	970	955

					108,869

Total Mortgage-Backed Securities (Identified Cost—$1,511,474)					1,509,682

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Loan Participations and AssignmentsC	0.3%

Containers and Packaging
Graham Packing Company, L.P., Term Loan, Tranche B		7.625%	4/7/12	$424	$425
Graham Packing Company, L.P., Term Loan, Tranche B		7.750%	4/7/12	472	473
Graham Packing Company, L.P., Term Loan, Tranche B		7.875%	4/7/12	600	601

					1,499

Environmental Services
Allied Waste North America, Inc., Credit Linked Deposit, Tranche A		7.270%	1/15/12	554	551
Allied Waste North America, Inc., Term Loan		7.170%	1/15/12	695	692
Allied Waste North America, Inc., Term Loan		7.210%	1/15/12	237	236
Allied Waste North America, Inc., Term Loan		7.270%	1/15/12	508	507

					1,986

Cable
Charter Communications Operating, LLC, Term Loan		8.125%	4/28/13	2,000	2,008
CSC Holdings Inc., Incremental Term Loan		7.110%	3/30/13	425	423
CSC Holdings Inc., Incremental Term Loan		7.218%	3/30/13	287	285
CSC Holdings Inc., Incremental Term Loan		7.258%	3/30/13	286	285
Insight Midwest Holdings, LLC, Term Loan, Tranche C		7.438%	1/5/07	1,995	2,000

					5,001

Chemicals
Celanese, AG, Dollar Term Loan		7.367%	4/11/11	997	1,000

Computer Services and Systems
Sungard Data Systems, Inc., Term Loan, Tranche B		7.999%	8/15/12	2,000	2,013

Drug Stores
Jean Coutu Group, Inc., Term Loan, Tranche B		8.000%	7/30/11	997	998

Energy
NRG Energy, Inc, Term Loan		7.367%	2/1/13	1,500	1,506

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Loan Participations and Assignments—Continued

Entertainment
Carmike Cinemas, Inc., Delayed Draw Term Loan		8.640%	5/19/12	$841	$847
Cedar Fair, LP, Term Loan, Tranche B		7.867%	6/13/12	997	1,002
Metro-Goldwyn-Mayer Studios, Inc., Term Loan, Tranche B		8.749%	4/6/11	1,500	1,483

					3,332

Medical Care Facilities
Davita, Inc., Term Loan, Tranche B		7.370%	10/5/12	339	340
Davita, Inc., Term Loan, Tranche B		7.400%	10/5/12	170	170
Davita, Inc., Term Loan, Tranche B		7.510%	10/5/12	1,110	1,113
Davita, Inc., Term Loan, Tranche B		7.690%	10/5/12	277	278
Healthsouth Corporation, Term Loan, Tranche B		8.580%	6/15/10	998	1,001
Iasis Healthcare Corporation, Term Loan, Tranche B		7.617%	6/22/11	8	7
Iasis Healthcare Corporation, Term Loan, Tranche B		7.730%	6/22/11	990	994

					3,903

Paper and Forest Products
Georgia Pacific Corporation, First Lien Term Loan		7.367%	12/23/13	186	187
Georgia Pacific Corporation, First Lien Term Loan		7.390%	12/23/13	766	767
Georgia Pacific Corporation, First Lien Term Loan		7.485%	12/23/13	48	48
Georgia Pacific Corporation, Second Lien Term Loan		8.390%	12/23/13	1,000	1,009

					2,011

Restaurants
Denny’s Corporation, Term Loan, Tranche B		8.576%	8/15/11	135	136
Denny’s Corporation, Term Loan, Tranche B		8.617%	8/15/11	339	339
Denny’s Corporation, Term Loan, Tranche B		8.750%	8/15/11	156	156
Denny’s Corporation, Term Loan, Tranche B		10.000%	8/15/11	9	9

					640

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Loan Participations and Assignments—Continued

Semiconductor Equipment and Production
Sensata Technologies, Term Loan, Tranche B		7.117%	4/27/13	$16	$16
Sensata Technologies, Term Loan, Tranche B		7.240%	4/27/13	1,480	1,469

					1,485

Special Purpose
CCM Merger, Inc., Term Loan, Tranche B		7.367%	7/21/12	725	723
CCM Merger, Inc., Term Loan, Tranche B		7.390%	7/21/12	78	77
CCM Merger, Inc., Term Loan, Tranche B		7.400%	7/21/12	194	193
Nielsen Finance, LLC, Term Loan, Tranche B		8.190%	8/8/13	2,000	1,993
Vanguard Health Holding Company II, Replacement Term Loan		7.868%	5/18/11	1,995	1,994

					4,980

Telecommunications
Panamsat Corporation, Term Loan, Tranche A		7.633%	7/3/12	2,000	1,997

Total Loan Participations and Assignments (Identified Cost—$32,375)					32,351
U.S. Government and Agency Obligations	20.6%

Fixed Rate Securities	15.3%
Fannie Mae		3.125%	12/15/07	35,000	34,210
Fannie Mae		6.625%	9/15/09	16,140	16,891
Fannie Mae		5.200%	11/8/10	17,470	17,400
Fannie Mae		5.625%	5/19/11	31,580	32,001
Fannie Mae		4.610%	10/10/13	40,690	39,218
Federal Home Loan Bank		4.875%	11/15/06	100	100
Federal Home Loan Bank		3.500%	11/15/07	100	98
Federal Home Loan Bank		5.875%	11/15/07	750	756
Freddie Mac		4.625%	2/21/08	11,930	11,866
Freddie Mac		5.250%	2/24/11	34,230	34,308
Freddie Mac		5.125%	4/18/11	14,440	14,564
Freddie Mac		5.300%	5/12/20	75,000	72,366
Tennessee Valley Authority		6.250%	12/15/17	40	44
Tennessee Valley Authority		6.750%	11/1/25	1,670	1,991
Tennessee Valley Authority		7.125%	5/1/30	840	1,063
United States Treasury Bonds		4.500%	2/15/36	384,797	368,714	B
United States Treasury Notes		3.000%	12/31/06	11,784	11,724	B
United States Treasury Notes		3.750%	5/15/08	25,460	25,063	B
United States Treasury Notes		5.000%	7/31/08	5,835	5,862	B
United States Treasury Notes		4.375%	11/15/08	66,590	66,176	B

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Fixed Rate Securities—Continued
United States Treasury Notes		4.500%	2/15/09	$13,500	$13,452	B
United States Treasury Notes		3.500%	8/15/09	36,100	35,031	B
United States Treasury Notes		3.375%	10/15/09	5,910	5,704	B
United States Treasury Notes		3.500%	12/15/09	177,095	171,326	B
United States Treasury Notes		3.625%	1/15/10	11,280	10,946	B
United States Treasury Notes		3.500%	2/15/10	20	19
United States Treasury Notes		4.000%	4/15/10	10	10	B
United States Treasury Notes		3.875%	9/15/10	24,700	24,068	B
United States Treasury Notes		4.250%	10/15/10	17,340	17,125	B
United States Treasury Notes		4.500%	11/15/10	238,680	237,859	B
United States Treasury Notes		4.250%	1/15/11	13,130	12,951	B
United States Treasury Notes		4.875%	7/31/11	5,840	5,908	B
United States Treasury Notes		4.250%	8/15/13	140	137	B
United States Treasury Notes		5.125%	5/15/16	114,560	118,838	B
United States Treasury Notes		4.875%	8/15/16	29,950	30,516	B

					1,438,305

Treasury Inflation-Protected SecuritiesJ	5.1%
United States Treasury Inflation-Protected Security		3.625%	1/15/08	50,758	51,165	B
United States Treasury Inflation-Protected Security		0.875%	4/15/10	31,395	29,751	B
United States Treasury Inflation-Protected Security		2.375%	4/15/11	72,460	72,536	B
United States Treasury Inflation-Protected Security		4.625%	8/31/11	2,900	2,903	B
United States Treasury Inflation-Protected Security		3.375%	1/15/12	12,399	13,051	B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	17,438	16,987	B
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,255	1,231	B
United States Treasury Inflation-Protected Security		2.000%	7/15/14	43	42	B
United States Treasury Inflation-Protected Security		1.875%	7/15/15	38,853	37,620	B
United States Treasury Inflation-Protected Security		2.000%	1/15/16	49,076	47,949	B
United States Treasury Inflation-Protected Security		2.375%	1/15/25	114,696	116,542	B

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.000%	1/15/26	$47,128	$45,199	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	23,614	29,264	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	9,395	12,139	B

					476,379

Stripped Securities	0.2%
United States Treasury Bonds		0.000%	11/15/21	37,190	17,861	B,H2

Total U.S. Government and Agency Obligations (Identified Cost—$1,911,026)					1,932,545
U.S. Government Agency Mortgage-Backed Securities	48.8%

Fixed Rate Securities	47.4%
Fannie Mae		6.500%	5/1/14 to 7/1/35	22,598	23,059
Fannie Mae		6.000%	12/1/16	1,030	1,045
Fannie Mae		5.500%	1/1/17 to 10/1/35	48,591	48,058
Fannie Mae		9.500%	11/1/21	2	2
Fannie Mae		6.000%	3/1/28 to 1/1/36	32,684	32,849
Fannie Mae		7.000%	8/1/29 to 7/1/32	5,348	5,505
Fannie Mae		7.500%	11/1/29	27	28
Fannie Mae		5.000%	6/1/35 to 10/1/36	210,138	202,051
Fannie Mae		6.414%	10/1/35 to 11/1/35	49,967	51,169
Fannie Mae		4.500%	12/1/36	26,400	24,659	K
Fannie Mae		5.000%	12/1/36	1,775,300	1,705,941	K
Fannie Mae		5.500%	12/1/36	617,300	608,041	K
Fannie Mae		6.000%	12/1/36	1,227,305	1,232,674K
Fannie Mae		6.500%	12/1/36	15,000	15,272	K
Freddie Mac		6.000%	6/1/08 to 9/1/19	9,765	9,889
Freddie Mac		4.125%	10/18/10	28,720	27,911
Freddie Mac		4.750%	1/18/11	9,890	9,830
Freddie Mac		4.650%	10/10/13	47,200	45,566
Freddie Mac		5.500%	12/1/13 to 5/1/35	14,792	14,619
Freddie Mac		7.000%	10/1/16 to 4/1/32	1,782	1,835
Freddie Mac		6.500%	7/1/29	451	462
Freddie Mac		5.625%	11/23/35	19,270	18,840

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Fixed Rate Securities—Continued
Freddie Mac		5.000%	12/1/36	$35,000	$33,655	K
Freddie Mac		6.000%	12/1/36	4,000	4,020	K
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	277	289
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	893	922
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	20,015	20,558
Government National Mortgage Association		6.000%	1/15/29 to 11/15/35	100,496	101,837
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	36	39
Government National Mortgage Association		5.000%	7/15/33 to 11/15/35	87,599	85,075
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	26,148	25,995
Government National Mortgage Association		5.000%	12/1/36	49,760	48,329	K
Government National Mortgage Association		6.000%	12/1/36	5,700	5,768	K
Government National Mortgage Association		6.500%	12/1/36	45,800	46,959	K

					4,452,751

Stripped Securities	N.M.
Financing Corporation		0.000%	11/30/17	1,250	716H2
Financing Corporation		0.000%	4/5/19	320	170H2

					886

Variable Rate SecuritiesI	1.4%
Fannie Mae		4.767%	6/1/35	21,757	21,541
Fannie Mae		4.357%	8/1/35	2,181	2,151
Fannie Mae		4.610%	9/1/35	12,122	12,025
Fannie Mae		4.681%	9/1/35	4,951	4,914
Fannie Mae		4.568%	10/1/35	4,208	4,179
Fannie Mae		4.659%	10/1/35	4,865	4,841
Fannie Mae		4.741%	10/1/35	7,734	7,672

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government Agency Mortgage-Backed Securities—Continued

Variable Rate SecuritiesI—Continued
Fannie Mae		4.816%	10/1/35	$4,653	$4,623
Fannie Mae		6.416%	10/1/35	51,146	52,377
Fannie Mae		6.418%	10/1/35	7,477	7,657
Freddie Mac		4.879%	10/1/35	7,975	7,925

					129,905

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost—$4,580,633)					4,583,542
Yankee BondsL	6.0%

Aerospace/Defense	N.M.
Systems 2001 Asset Trust		6.664%	9/15/13	2,678	2,817	A

Banks	1.9%
Glitnir Banki hf		6.330%	7/28/11	9,940	10,145	A
Glitnir Banki hf		6.693%	6/15/16	19,500	19,941	A,D
Kaupthing Bank hf		6.190%	4/12/11	27,710	27,714	A,C
Kaupthing Bank hf		5.750%	10/4/11	3,700	3,683	A
Kaupthing Bank hf		7.125%	5/19/16	6,060	6,370	A
Landsbanki Islands hf (The National Bank of Iceland)		6.100%	8/25/11	28,390	28,687	A
MUFG Capital Finance 1 Limited		6.346%	7/25/49	7,400	7,460	D
Nordea Bank AB		5.310%	4/8/11	52,000	52,001	A,C
Shinsei Fin Cayman Ltd		6.418%	1/29/49	17,115	16,998	A,D
The Korea Development Bank		4.250%	11/13/07	200	198
The Korea Development Bank		5.500%	11/13/12	60	60

					173,257

Cable	N.M.
Kabel Deutschland GmbH		10.625%	7/1/14	680	729	A
Rogers Cable Inc.		7.875%	5/1/12	687	733
Rogers Cable Inc.		5.500%	3/15/14	860	809
Rogers Cable Inc.		6.750%	3/15/15	130	131

					2,402

Diversified Financial Services	0.1%
AIFUL CORPORATION		5.000%	8/10/10	11,440	11,124	A
Pemex Finance LTD.		9.030%	2/15/11	9	9

					11,133

Electric	N.M.
Hydro-Quebec		6.300%	5/11/11	1,720	1,801

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Foreign Governments	2.1%
Federal Republic of Germany		3.750%	1/4/15	$18,440	$23,525
Federative Republic of Brazil		8.875%	4/15/24	950	1,143
Federative Republic of Brazil		10.125%	5/15/27	3,755	5,039	B
Federative Republic of Brazil		11.000%	8/17/40	19,673	25,624	B
Province of British Columbia		4.300%	5/30/13	180	173
Province of Ontario		3.500%	9/17/07	110	108
Republic of Bulgaria		8.250%	1/15/15	1,230	1,448
Republic of Colombia		11.750%	2/25/20	781	1,093
Republic of Colombia		7.375%	9/18/37	1,610	1,630	B
Republic of Panama		7.125%	1/29/26	4,390	4,598	B
Republic of Panama		8.875%	9/30/27	690	854
Republic of Panama		9.375%	4/1/29	354	457
Republic of Panama		6.700%	1/26/36	1,139	1,128
Russian Federation		5.000%	3/31/30	66,420	74,131	D
United Mexican States		5.625%	1/15/17	374	370
United Mexican States		11.500%	5/15/26	9,330	14,774
United Mexican States		8.300%	8/15/31	6,950	8,667
United Mexican States		7.500%	4/8/33	28,211	32,541

					197,303

Insurance	0.1%
Foundation Re Ltd		9.526%	11/24/08	6,650	6,306	A,C

Manufacturing (Diversified)	0.6%
Tyco International Group SA		6.125%	11/1/08	100	101
Tyco International Group SA		6.750%	2/15/11	460	486
Tyco International Group SA		6.375%	10/15/11	5,580	5,850
Tyco International Group SA		7.000%	6/15/28	1,035	1,177
Tyco International Group SA		6.875%	1/15/29	40,530	45,120

					52,734

Media	N.M.
Quebecor Media Inc.		7.750%	3/15/16	550	551
Shaw Communications Inc.		7.250%	4/6/11	630	644
Shaw Communications Inc.		7.200%	12/15/11	395	405

					1,600

Mining	N.M.
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	2,590	2,444	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Yankee Bonds—Continued

Oil and Gas	0.3%
Anadarko Finance Co		7.500%	5/1/31	$11,880	$13,584
Petrobras International Finance Company		6.125%	10/6/16	13,300	13,242
YPF Sociedad Anonima		7.750%	8/27/07	1,000	1,015	B

					27,841

Publishing	N.M.
Sun Media Corporation		7.625%	2/15/13	565	571

Special Purpose	0.4%
Cascadia Ltd		8.515%	6/13/08	1,700	1,676	A,C
ChevronTexaco Capital Company		3.500%	9/17/07	20	20
Conoco Funding Company		6.350%	10/15/11	590	621
Conoco Funding Company		7.250%	10/15/31	810	966
European Investment Bank		4.000%	3/3/10	100	97
General Motors Nova Scotia Finance Company		6.850%	10/15/08	1,550	1,507	B
HSBC Capital Funding LP		4.610%	12/29/49	2,090	1,937	A,D
Resona Preferred Global Securities Limited		7.191%	12/29/49	10,630	11,002	A,D
TNK-BP Finance S.A.		7.500%	7/18/16	16,450	17,186	A

					35,012

Telecommunications	0.5%
British Telecommunications plc		8.375%	12/15/10	2,315	2,594
Deutsche Telekom International Finance BV		5.750%	3/23/16	18,520	18,120
Intelsat (Bermuda), Ltd.		9.250%	6/15/16	1,095	1,151	A
Koninklijke (Royal) KPN NV		8.000%	10/1/10	13,130	14,186
Telecom Italia Capital S.p.A		4.950%	9/30/14	3,730	3,426
Telecom Italia Capital S.p.A		5.250%	10/1/15	2,950	2,733
Telecom Italia Capital S.p.A.		5.250%	11/15/13	1,260	1,193

					43,403

Telecommunications (Cellular/Wireless)	N.M.
Rogers Wireless Communications Inc.		6.375%	3/1/14	1,850	1,843

Transportation	N.M.
OMI Corporation		7.625%	12/1/13	1,450	1,465
Teekay Shipping Corporation		8.875%	7/15/11	1,729	1,824

					3,289

Total Yankee Bonds (Identified Cost—$539,235)					563,756

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Foreign Government Obligations	0.6%
Canadian Real Return Bond		4.000%	12/1/31	11,628	M	15,356J
Government of Canada		5.250%	6/1/12	45,000	M	42,967

						58,323

Total Foreign Government Obligations (Identified Cost—$48,095)						58,323
Foreign Corporate Bonds	0.1%
General Motors Corporation		8.375%	7/5/33	9,520	N	10,714

Total Foreign Corporate Bonds (Identified Cost—$12,361)						10,714
Preferred Stocks	0.4%
Fannie Mae		5.375%		0.029	shs	2,792	E
Ford Motor Company		7.500%		16		302
General Motors Corporation		7.500%		260		4,921
General Motors Corporation		5.250%		646		12,998	E
General Motors Corporation		7.250%		128		2,402
General Motors Corporation		7.250%		56		1,041
General Motors Corporation		7.250%		45		837
General Motors Corporation		7.375%		328		6,140
Home Ownership Funding Corporation		13.331%		2		270	A,D
Home Ownership Funding Corporation II		13.338%		1		234	A,D

						31,937

Total Preferred Stocks (Identified Cost—$28,453)						31,937
Options PurchasedO	N.M.

BellSouth Telecommunications Inc. Call, December 2095, Strike Price $97.72				500	P	21
International Business Machines Corporation Call, December 2096, Strike Price $99.90				500	P	81

Total Options Purchased (Identified Cost—$18)						102

Total Long-Term Securities (Identified Cost—$10,539,478)						10,599,328
Investment of Collateral From Securities Lending	18.1%
State Street Navigator Securities Lending Prime Portfolio				1,703,026	shs	1,703,026

Total Investment of Collateral From Securities Lending (Identified Cost — $1,703,026)						1,703,026
Short-Term Securities	23.7%

Corporate Bonds and Notes	4.1%
Bankamerica Corporation		5.533%	10/11/06	$80,000		79,880
Barclays Banl Plc		5.480%	10/20/06	60,000		60,002

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Short-Term Securities—Continued

Corporate Bonds and Notes—Continued
Barclays U.S. Funding Corporation		5.434%	10/10/06	$19,400		$19,374
Royal Bank Scotland Plc New York		5.270%	9/14/07	50,000		49,981
State Street Bank & Trust Company		5.300%	10/10/06	50,000		50,000	Q
Tribune Company		6.100%	2/1/07	29,450		28,863
Washington Mutual Bank Fa		5.420%	10/30/06	50,000		50,000
Washington Mutual Bank Fa		5.390%	11/20/06	49,600		49,600

						387,700

U.S. Government and Agency Obligations	17.9%
Fannie Mae		0.000%	6/25/07	29,300		28,217	G,R
Federal Home Loan Bank		0.000%	10/2/06	650,000		649,914	G
Freddie Mac		0.000%	10/2/06	1,000,000		999,868	G

						1,677,999

Yankee BondsL	0.1%
Government Of Canada		5.214%	12/15/06	10,370		10,260

Options PurchasedO	0.3%
Eurodollar Futures Call, December 2006, Strike Price $1.28				3,125	P	33
Eurodollar Futures Call, January 2007, Strike Price $94.00				3,608	P	2,399
Eurodollar Futures Call, January 2007, Strike Price $94.50				7,208	P	1,225
Eurodollar Futures Call, January 2007, Strike Price $94.625				9,978	P	649
Eurodollar Futures Call, March 2007, Strike Price $94.75				2,173	P	407
Eurodollar Futures Put, April 2007, Strike Price $93.00				878	P	2
Goldman Sachs Swaption Futures Call, October 2006, Strike Price $5.55				364,010,000	P	3,065
Goldman Sachs Swaption Futures Call, October 2006, Strike Price $5.58				355,124,000	P	3,189
Goldman Sachs Swaption Futures Call, December 2006, Strike Price $4.848				403,660,000	P	669
Japanese Yen Futures Call, January 2007, Strike Price $88.00				313	P	106
Goldman Sachs Swaption Futures Call, February 2007, Strike Price $4.97				292,700,000	P	249
Goldman Sachs Swaption Futures Call, February 2007, Strike Price $5.03				292,700,000	P	323

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE
Short-Term Securities—Continued

Options Purchased—Continued
Goldman Sachs Swaption Futures Call, January 2007, Strike Price $5.6575		113,900,000	P	$2,994
U.S. Treasury Bond Futures Call, December 2006, Strike Price $110.00		985	P	2,540
U.S. Treasury Bond Futures Call, December 2006, Strike Price $111.00		1,395	P	2,420
U.S. Treasury Bond Futures Call, December 2006, Strike Price $113.00		154	P	121
U.S. Treasury Note Futures Call, November 2006, Strike Price $102.031		18,800	P	142
U.S. Treasury Note Futures Call, December 2006, Strike Price $100.00		883	P	4,870
U.S. Treasury Note Futures Call, December 2006, Strike Price $102.00		764	P	2,686

				28,089

Repurchase Agreements	1.3%
Goldman Sachs Group, Inc. 5.3%, dated 9/29/06, to be repurchased at $123,578 on 10/2/06 (Collateral: $124,910 Freddie Mac notes, 5.25%, due 10/19/15, value $126,003)		$123,523		123,523

Total Short-Term Securities (Identified Cost—$2,225,224)				2,227,571
Total Investments (Identified Cost—$14,467,728)	154.7%			14,529,925
Obligation to Return Collateral for Securities Loaned	(18.1)%			(1,703,026)
Other Assets Less Liabilities	(36.6)%			(3,436,374)

Net Assets	100.0%			$9,390,525

	EXPIRATION	ACTUAL CONTRACTS		APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedO
Australian Treasury Bond Futures	December 2006	100		$84
Canadian Government Bond Futures	December 2006	461		670
Euro Currency Futures	December 2006	537		(197)
Eurodollar Futures	December 2006	1,369		170
Eurodollar Futures	March 2007	221		(7)
Eurodollar Futures	March 2008	564		458
LIBOR Futures	March 2007	1,000		119
Japanese Yen Futures	December 2006	3,719		(2,704)
Swiss Franc Futures	December 2006	50		(70)
U.S. Treasury Note Futures	December 2006	1,645		23

				$(1,454)

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenO
Australian Dollar Futures	December 2006	50	$104
British Pound Futures	December 2006	50	45
Bundesobligation Futures	December 2006	936	(862)
Canadian Dollar Futures	December 2006	515	258
Eurodollar Futures	September 2007	538	(171)
Eurodollar Futures	September 2008	310	(104)
U.S. Treasury Bond Futures	December 2006	2,866	(1,817)
U.S. Treasury Note Futures	December 2006	4,704	845

			$(1,702)

Options WrittenO
Euro Currency Futures Call, Strike Price $1.32	December 2006	275	$318
Euro Currency Futures Call, Strike Price $1.35	December 2006	10	8
Euro Currency Futures Put, Strike Price $1.24	December 2006	150	105
Euro Currency Futures Put, Strike Price $1.25	December 2006	125	28
Eurodollar Futures Call, Strike Price $94.75	December 2006	606	39
Eurodollar Futures Call, Strike Price $95.25	December 2006	632	(70)
Eurodollar Futures Call, Strike Price $95.50	December 2006	910	52
Eurodollar Futures Call, Strike Price $95.125	March 2007	293	9
Eurodollar Futures Put, Strike Price $94.50	December 2006	283	45
Eurodollar Futures Put, Strike Price $95.00	December 2006	622	(7)
Eurodollar Futures Put, Strike Price $94.625	March 2007	1,104	(10)
Fannie Mae Futures Call, Strike Price $100.3984	November 2006	48,900,000	(2)
Goldman Sachs Swaption Futures Call, Strike Price $4.946	December 2006	187,701,900	3,331
Goldman Sachs Swaption Futures Call, Strike Price $5.67	October 2006	88,781,000	(2,529)

Goldman Sachs Swaption Futures Call, Strike Price $5.69	October 2006	88,781,000	(2,609)
Goldman Sachs Swaption Futures Call, Strike Price $5.005	February 2007	64,700,000	497
Goldman Sachs Swaption Futures Call, Strike Price $5.045	February 2007	64,700,000	436
Japanese Yen Futures Call, Strike Price $90.00	December 2006	175	178
Japanese Yen Futures Put, Strike Price $85.00	December 2006	70	(32)
Japanese Yen Futures Put, Strike Price $84.00	December 2006	25	2
U.S. Treasury Bond Futures Call, Strike Price $109.00	November 2006	19	(45)
U.S. Treasury Bond Futures Call, Strike Price $112.00	November 2006	2,897	(1,171)
U.S. Treasury Bond Futures Call, Strike Price $114.00	November 2006	1,024	210
U.S. Treasury Bond Futures Call, Strike Price $115.00	February 2007	575	195

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Options Written—Continued
U.S. Treasury Note Futures Call, Strike Price $104.50	November 2006	1,207	$(950)
U.S. Treasury Note Futures Call, Strike Price $107.00	November 2006	2,521	(2,594)
U.S. Treasury Note Futures Call, Strike Price $108.00	November 2006	2,995	(566)
U.S. Treasury Note Futures Call, Strike Price $109.00	November 2006	2,876	52
U.S. Treasury Note Futures Call, Strike Price $109.00	February 2007	1,649	(350)
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2007	4,525	86
U.S. Treasury Bond Futures Put, Strike Price $100.00	November 2006	1,376	565
U.S. Treasury Bond Futures Put, Strike Price $103.00	November 2006	713	306
U.S. Treasury Bond Futures Put, Strike Price $107.00	November 2006	165	74
U.S. Treasury Bond Futures Put, Strike Price $108.00	November 2006	1,332	431
U.S. Treasury Bond Futures Put, Strike Price $109.00	November 2006	1,595	773
U.S. Treasury Bond Futures Put, Strike Price $111.00	November 2006	166	—
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2007	1,345	(46)
U.S. Treasury Note Futures Put, Strike Price $104.00	November 2006	419	138
U.S. Treasury Note Futures Put, Strike Price $105.00	November 2006	743	136
U.S. Treasury Note Futures Put, Strike Price $104.00	February 2007	1,758	243
U.S. Treasury Note Futures Put, Strike Price $106.00	February 2007	2,650	(134)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2007	468	(39)

			$(2,897)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 6.6% of net assets.
B	All or a portion of this security is on loan. See note 4 to the notes to financial statements.
C	Indexed Security – The rates of interest earned on this security are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the Cost of Funds Index (“COFI”). The coupon rate is the rate as of September 30, 2006.
D	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes.
E	Convertible Security – The security may be converted into issuer’s common or preferred stock.
F	Unit – A security which consists of a bond and warrants to purchase to stock of the issuer.
G	Zero Coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
H	Securities with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.
I	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
J	Inflation Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
K	When-issued Security – A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
M	Denominated in Canadian dollars.
N	Denominated in Euro currency.
O	Options and futures are described in more detail in the notes to financial statements.
P	Par represents actual number of contracts.
Q	All or a portion of this security is pledged as collateral for credit default swap agreements.
R	All or a portion of this security is pledged as collateral to cover futures and options contracts.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Core Plus Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$12,242,504)A		$12,302,354
Short-term securities at value (Identified Cost—$2,225,224)		2,227,571
Swap contracts at value		34,340
Cash and foreign currencies		188,791
Receivable for securities sold		229,047
Receivable for fund shares sold		82,780
Interest receivable		86,237
Other assets		1,755

Total assets		15,152,875

Liabilities:
Payable for securities purchased	$3,963,252
Payable for fund shares repurchased	39,536
Accrued management fee	3,007
Accrued distribution fee	113
Income distribution payable	6,323
Interest expense payable	15,225
Obligation to return collateral for securities loaned	1,703,026
Options written (Proceeds—$25,376)	28,273
Futures variation margin	479
Unrealized depreciation of foreign forward currency contracts	2,479
Accrued expenses	637

Total liabilities		5,762,350

Net Assets		$9,390,525

Net assets consist of:
Accumulated paid-in-capital applicable to:
842,029 Institutional Class shares outstanding		$8,739,231
53,794 Financial Intermediary Class shares outstanding		565,914
Undistributed net investment income		7,124
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(15,743)
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations		93,999

Net Assets		$9,390,525

Net Asset Value Per Share:
Institutional Class		$10.48
Financial Intermediary Class		$10.49

A	Market value of securities on loan is $1,700,048.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Core Plus Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$216,584
Dividends	1,474

Total income		$218,058
Expenses:
Advisory fee	16,293
Distribution and service fees:
Financial Intermediary Class	652
Audit and legal fees	156
Custodian fees	682
Directors’ fees and expenses	180
Proxy expense	85
Registration fees	76
Reports to shareholders	191
Transfer agent and shareholder servicing expense:
Institutional Class	17
Financial Intermediary Class	3
Other expenses	56

	18,391
Less: Compensating balance creditsA	(17)

Total expenses, net of compensating balance credits		18,374

Net Investment Income		199,684
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(933)
Options	7,589
Futures	(13,472)
Swaps	21,735
Assets and liabilities denominated in foreign currency	1,245

		16,164
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, and swaps	187,043
Assets and liabilities denominated in foreign currency	15

		187,058

Net Realized and Unrealized Gain/(Loss) on Investments		203,222

Change in Net Assets Resulting From Operations		$402,906

A	See note 1, compensating balance credits, in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Core Plus Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$199,684	$256,356

Net realized gain/(loss) on investments, options, futures, assets and liabilities denominated in foreign currency and swaps transactions	16,164	(11,235)

Change in unrealized appreciation/(depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	187,058	(129,734)

Change in net assets resulting from operations	402,906	115,387

Distributions to Shareholders from:
Net investment income:
Institutional Class	(187,455)	(282,055)
Financial Intermediary Class	(12,301)	(15,483)

Net realized gain on investments:
Institutional Class	—	(14,478)
Financial Intermediary Class	—	(622)

Change in net assets from Fund share transactions:
Institutional Class	1,739,356	2,515,953
Financial Intermediary Class	47,987	325,191

Change in net assets	1,990,493	2,643,893

Net Assets:
Beginning of period	7,400,032	4,756,139

End of period	$9,390,525	$7,400,032

Undistributed net investment income	$7,124	$7,196

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Core Plus Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		FOR THE YEARS ENDED MARCH 31,
			2006		2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$10.24		$10.52		$10.71	$10.40	$9.88	$10.07

Investment operations:
Net investment income	.25		.45	A	.37	.37	.51	.56	A
Net realized and unrealized gain/(loss) on investments, options, futures, swaps, and foreign currency transactions	.25		(.18	)A	.04	.55	.62	.06	A

Total from investment operations	.50		.27		.41	.92	1.13	.62

Distributions paid from:
Net investment income	(.26)		(.52)		(.35)	(.41)	(.51)	(.54)
Net realized gain on investments	—		(.03)		(.25)	(.20)	(.10)	(.27)

Total distributions	(.26)		(.55)		(.60)	(.61)	(.61)	(.81)

Net asset value, end of period	$10.48		$10.24		$10.52	$10.71	$10.40	$9.88

Total return	4.91	%B	2.57%		4.01%	9.12%	11.78%	6.34%

Ratios to Average Net Assets:C
Total expenses	.44	%D	.45%		.45%	.48%	.50%	.54%
Expenses net of waivers, if any	.44	%D	.45%		.45%	.45%	.45%	.45%
Expenses net of all reductions	.44	%D	.45%		.45%	.45%	.45%	.45%
Net investment income	5.0	%D	4.3%		3.3%	3.6%	5.0%	5.3%

Supplemental Data:
Portfolio turnover rate	261.5	%B	549.4%		586.1%	463.8%	422.6%	590.7%
Net assets at end of period (in thousands)	$8,826,459		$6,896,815		$4,565,054	$3,286,650	$1,866,619	$991,673

A	The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund’s aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
B	Not annualized.
C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		FOR THE YEARS ENDED MARCH 31,
			2006		2005	2004	2003	2002E
	(Unaudited)
Net asset value, beginning of period	$10.24		$10.52		$10.71	$10.40	$9.87	$10.04

Investment operations:
Net investment income	.23		.42	A	.35	.36	.48	.11	A
Net realized and unrealized gain/(loss) on investments, options, futures, swaps, and foreign currency transactions	.26		(.18	)A	.04	.54	.63	(.17	)A

Total from investment operations	.49		.24		.39	.90	1.11	(.06)

Distributions paid from:
Net investment income	(.24)		(.49)		(.33)	(.39)	(.48)	(.11)
Net realized gain on investments	—		(.03)		(.25)	(.20)	(.10)	—

Total distributions	(.24)		(.52)		(.58)	(.59)	(.58)	(.11)

Net asset value, end of period	$10.49		$10.24		$10.52	$10.71	$10.40	$9.87

Total return	4.78	%B	2.32%		3.77%	8.82%	11.57%	(.57	)%B

Ratios to Average Net Assets:C
Total expenses	.69	%D	.70%		.70%	.73%	.75%	.75	%D
Expenses net of waivers, if any	.69	%D	.70%		.70%	.70%	.70%	.70	%D
Expenses net of all reductions	.69	%D	.70%		.70%	.70%	.70%	.70	%D
Net investment income	4.7	%D	4.0%		2.9%	3.2%	4.8%	5.3	%D

Supplemental Data:
Portfolio turnover rate	261.5	%B	549.4%		586.1%	463.8%	422.6%	590.7	%B
Net assets at end of period (in thousands)	$564,066		$503,217		$191,085	$7,040	$369	$235

E	For the period January 8, 2002 (commencement of operations) to March 31, 2002.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Inflation Indexed Plus Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,043.60	$1.28
Hypothetical (5% return before expenses)	1,000.00	1,023.82	1.27

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.25% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365 .

Semi-Annual Report to Shareholders

Performance Information

Western Asset Inflation Indexed Plus Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Since-inception index returns are for periods beginning February 28, 2001.

Semi-Annual Report to Shareholders

Performance Information—Continued

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	98.4%

Corporate Bonds and Notes	1.6%

Gas and Pipeline Utilities	0.3%
The Williams Companies, Inc.		8.750%	3/15/32	$1,900	$2,080

Investment Banking/Brokerage	0.5%
J.P. Morgan & Co. Incorporated		9.604%	2/15/12	2,690	2,794	A

Special Purpose	0.8%
Allstate Life Global Funding Trust		5.170%	4/2/07	4,600	4,565	A

Total Corporate Bonds and Notes (Identified Cost—$9,508)					9,439
Asset-Backed Securities	0.2%

Indexed SecuritiesA	0.2%
Bear Stearns Asset Backed Securities, Inc. 2003-ABF1		5.700%	1/25/34	181	182
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		5.700%	10/25/32	237	238
Countrywide Asset-Backed Certificates 2002-1		5.890%	8/25/32	67	67
EMC Mortgage Loan Trust ABS Security 2002-B		5.880%	11/25/41	746	749	B
EQCC Trust 2002-1		5.630%	11/25/31	115	115
Residential Asset Mortgage Products, Inc. 2003-RS2		5.670%	3/25/33	105	105

Total Asset-Backed Securities (Identified Cost—$1,452)					1,456
Mortgage-Backed Securities	0.4%

Indexed SecuritiesA	0.4%
Crusade Global Trust 2003-2		5.580%	9/18/34	1,058	1,060	C
CS First Boston Mortgage Securities Corp. 2001-28		5.980%	11/25/31	713	719
GSRPM Mortgage Loan Trust 2003-2		6.030%	6/25/33	350	352

Total Mortgage-Backed Securities (Identified Cost—$2,123)					2,131
U.S. Government and Agency Obligations	89.6%

Indexed SecuritiesD	89.6%
Tennessee Valley Authority		3.375%	1/15/07	8,220	8,178
United States Treasury Inflation-Protected Security		3.625%	1/15/08	35,260	35,542
United States Treasury Inflation-Protected Security		3.875%	1/15/09	16,440	16,912
United States Treasury Inflation-Protected Security		4.250%	1/15/10	13,582	14,365
United States Treasury Inflation-Protected Security		0.875%	4/15/10	14,317	13,567E

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

U.S. Government and Agency Obligations—Continued

Indexed Securities—Continued
United States Treasury Inflation-Protected Security		3.500%	1/15/11	$24,043	$25,183
United States Treasury Inflation-Protected Security		2.375%	4/15/11	12,445	12,459
United States Treasury Inflation-Protected Security		3.375%	1/15/12	19,114	20,119
United States Treasury Inflation-Protected Security		3.000%	7/15/12	41,126	42,670
United States Treasury Inflation-Protected Security		1.875%	7/15/13	28,417	27,681
United States Treasury Inflation-Protected Security		2.000%	1/15/14	43,587	42,754
United States Treasury Inflation-Protected Security		2.000%	7/15/14	21,460	21,033
United States Treasury Inflation-Protected Security		1.625%	1/15/15	25,650	24,398
United States Treasury Inflation-Protected Security		1.875%	7/15/15	23,295	22,556
United States Treasury Inflation-Protected Security		2.000%	1/15/16	17,797	17,389
United States Treasury Inflation-Protected Security		2.500%	7/15/16	14,680	14,974
United States Treasury Inflation-Protected Security		2.375%	1/15/25	22,324	22,683
United States Treasury Inflation-Protected Security		2.000%	1/15/26	39,860	38,228
United States Treasury Inflation-Protected Security		3.625%	4/15/28	37,730	46,757
United States Treasury Inflation-Protected Security		3.875%	4/15/29	41,638	53,801

Total U.S. Government and Agency Obligations (Identified Cost—$525,365)					521,249
U.S. Government Agency Mortgage-Backed Securities	3.4%

Fixed Rate Securities	3.4%
Fannie Mae		5.000%	12/1/36	16,440	15,796	F
Fannie Mae		6.000%	12/1/36	3,900	3,917	F

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$19,644)					19,713
Yankee BondsC	2.5%

Banks	0.9%
Glitnir Banki hf		6.693%	6/15/16	1,760	1,800	A,B
Kaupthing Bank hf		7.125%	5/19/16	2,940	3,090	B

					4,890

Foreign Governments	1.6%
Federative Republic of Brazil		8.875%	4/15/24	180	217
Federative Republic of Brazil		10.125%	5/15/27	310	416
Federative Republic of Brazil		11.000%	8/17/40	1,151	1,499
Republic of Colombia		11.750%	2/25/20	200	280
Republic of Colombia		7.375%	9/18/37	410	415
Republic of Panama		7.125%	1/29/26	697	730	G

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE

Yankee Bonds—Continued

Foreign Governments—Continued
Russian Federation		5.000%	3/31/30	$4,620		$5,157	H
United Mexican States		7.500%	4/8/33	706		814

						9,528

Total Yankee Bonds (Identified Cost—$13,707)						14,418
Foreign Government Obligations	0.7%
Canadian Real Return Bond		3.000%	12/1/36	942I		1,105	D
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	14,480J		2,917	D

Total Foreign Government Obligations (Identified Cost—$3,579)						4,022

Total Long-Term Securities (Identified Cost—$575,378)						572,428
Investment of Collateral From Securities Lending	0.1%
State Street Navigator Securities Lending Prime Portfolio				653	shs	653

Total Investment of Collateral From Securities Lending (Identified Cost—$653)						653
Short-Term Securities	3.8%

U.S. Government and Agency Obligations	1.2%
Fannie Mae		0.000%	6/25/07	$7,300		7,031	E,K

Options PurchasedL	N.M.
U.S. Treasury Note Futures Put, November 2006, Strike Price $107.00				125M		16

Repurchase Agreements	2.6%
Lehman Brothers, Inc. 5.25%, dated 9/29/06, to be repurchased at $15,067 on 10/2/06 (Collateral: $14,915 Fannie Mae notes, 6.27%, due 7/18/16, value $15,361)				15,060		15,060

Total Short-Term Securities (Identified Cost—$22,129)						22,107
Total Investments (Identified Cost—$598,160)	102.3%					$595,188
Obligation to Return Collateral for Securities Loaned	(0.1)%					(653)
Other Assets Less Liabilities	(2.2)%					(12,587)

Net Assets	100.0%					$581,948

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
U.S. Treasury Note Futures Call	December 2006	66	$73

A	Indexed security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”), or the one-year Treasury Bill rate. The coupon rates are the rates as of September 30, 2006.
B	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.0% of net assets.
C	Yankee Bond – A dollar-denominated bond issued in the U.S. by foreign entities.
D	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant’s country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
E	All or a portion of this security is pledged as collateral to cover futures and options contracts.
F	When-issued security – Security purchased on a delayed basis. Final settlement amount and maturity date have not yet been announced.
G	A portion of this security is on loan.
H	Stepped coupon security – A security with a predetermined schedule of interest or dividend rate changes, at which time it begins to accrue interest or pay dividends.
I	Denominated in Canadian dollars.
J	Denominated in Swedish krona.
K	Zero coupon bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	Options and futures are described in more detail in the notes to financial statements.
M	Par represents actual number of contracts.

N.M.—Not meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Inflation Indexed Plus Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$576,031)A		$573,081
Short-term securities at value (Identified Cost—$22,129)		22,107
Swap contracts at value		1,642
Cash and foreign currencies		973
Receivable for securities sold		5,787
Receivable for fund shares sold		520
Interest receivable		4,221

Total assets		608,331

Liabilities:
Payable for securities purchased	$25,379
Payable for fund shares repurchased	29
Accrued management fee	37
Income distribution payable	150
Obligation to return collateral for securities loaned	653
Futures variation margin payable	6
Unrealized depreciation of foreign forward currency contracts	40
Accrued expenses	89

Total liabilities		26,383

Net Assets		$581,948

Net assets consist of:
Accumulated paid-in-capital applicable to:
56,243 Institutional Class shares outstanding		$584,739
Overdistribution of net investment income		(84)
Accumulated net realized loss on investments, options, futures, swaps and foreign currency transactions		(1,595)
Unrealized appreciation/(depreciation) of investments, options, futures, swaps and foreign currency translations		(1,112)

Net Assets		$581,948

Net Asset Value Per Share:
Institutional Class		$10.35

A	The market value of securities on loan is $639.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Inflation Indexed Plus Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest		$18,894
Expenses:
Advisory fee	$554
Audit and legal fees	47
Custodian fees	71
Directors’ fees and expenses	21
Proxy expense	4
Registration fees	3
Reports to shareholders	24
Transfer agent and shareholder servicing expense:	58
Other expenses	21

	803
Less: Fees waived	(109)
Compensating balance creditsA	(2)

Total expenses, net of waivers and compensating balance credits		692

Net Investment Income		18,202
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(1,426)
Options	181
Futures	(974)
Foreign currency transactions	(145)
Swaps	1,266

		(1,098)
Change in unrealized gain/(loss) on:
Investments, options, futures, foreign currency translations, and swaps	6,834
Assets and liabilities denominated in foreign currency	1

		6,835

Net Realized and Unrealized Loss on Investments		5,737

Change in Net Assets Resulting From Operations		$23,939

A	See note 1, compensating balance credits, in the notes to financial statements

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Inflation Indexed Plus Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$18,202	$23,665

Net realized gain/(loss) on investments, options, futures, foreign currency transactions and swaps	(1,098)	3,571

Change in unrealized appreciation/(depreciation) of investments, options, futures, foreign currency translations, swaps and assets and liabilities denominated in foreign currencies	6,835	(22,027)

Change in net assets resulting from operations	23,939	5,209

Distributions to Shareholders from:
Net investment income	(18,196)	(24,662)
Net realized gain on investments	—	(3,825)

Change in net assets from Fund share transactions	33,673	104,064

Change in net assets	39,416	80,786

Net Assets:
Beginning of period	542,532	461,746

End of period	$581,948	$542,532

Overdistributions of net investment income	$(84)	$(90)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Inflation Indexed Plus Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		FOR THE YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$10.25		$10.74	$11.24	$10.96	$9.92	$9.98

Investment operations:
Net investment income	.34		.54	.42	.37	.51	.41
Net realized and unrealized gain/(loss) on investments, options, futures, foreign currency transactions and swaps	.10		(.38)	(.10)	.71	1.19	.01

Total from investment operations	.44		.16	.32	1.08	1.70	.42

Distributions paid from:
Net investment income	(.34)		(.56)	(.42)	(.37)	(.51)	(.41)
Net realized gain on investments	—		(.09)	(.40)	(.43)	(.15)	(.07)

Total distributions	(.34)		(.65)	(.82)	(.80)	(.66)	(.48)

Net asset value, end of period	$10.35		$10.25	$10.74	$11.24	$10.96	$9.92

Total return	4.36	%A	1.44%	3.27%	10.33%	17.62%	4.28%

Ratios to Average Net Assets:B
Total expenses	.29	%C	.27%	.27%	.27%	.27%	.67%
Expenses net of waivers, if any	.25	%C	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25	%C	.25%	.25%	.25%	.25%	.25%
Net investment income	6.6	%C	5.0%	3.8%	3.4%	4.8%	5.0%

Supplemental Data:
Portfolio turnover rate	49.1	%A	177.1%	255.5%	281.8%	75.4%	79.5%
Net assets at end of period (in thousands)	$581,948		$542,532	$461,746	$346,379	$290,306	$210,635

A	Not annualized.
B	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
C	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset High Yield Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,041.60	$3.12
Hypothetical (5% return before expenses)	1,000.00	1,022.01	3.09

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.61% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset High Yield Portfolio

The graph compares the Fund’s total returns against that of two broad-based securities market indices. Effective September 1, 2005, the Fund changed its comparative index from the Lehman High Yield Index to the Lehman High Yield Index 2% Issuer Constrained (“High Yield Constrained Index”). As a result of significant changes to the Lehman High Yield composition and Lehman index methodology rules, the adviser has determined that the High Yield Constrained Index is more representative of the overall high yield market and therefore more accurately reflects the types of securities in which the Fund invests. The lines illustrate the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The lines representing the securities market indices do not include any transaction costs associated with buying and selling securities in the indices or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in the Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. High Yield securities are subject to greater fluctuations in value and greater risk of loss of income and principal due to default by the issuer than are higher rated bonds.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning September 30, 2001.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.
C	Preferred Stocks do not have a defined maturity date.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset High Yield Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Long-Term Securities	96.7%

Corporate Bonds and Notes	85.4%

Advertising	1.0%
Affinion Group, Inc.		10.125%	10/15/13	$3,020	$3,171
R.H. Donnelley Corp.		6.875%	1/15/13	1,395	1,273
R.H. Donnelley Corp.		6.875%	1/15/13	2,520	2,299

					6,743

Aerospace/Defense	1.6%
Alliant Techsystems Inc.		6.750%	4/1/16	1,680	1,655
DRS Technologies, Inc.		6.625%	2/1/16	1,565	1,538
DRS Technologies, Inc.		7.625%	2/1/18	1,500	1,522
Standard Aero Holdings Inc.		8.250%	9/1/14	4,240	4,092
TransDigm Inc.		7.750%	7/15/14	1,750	1,763	A

					10,570

Apparel	0.7%
Levi Strauss & Co.		9.750%	1/15/15	1,860	1,930
Levi Strauss & Co.		8.875%	4/1/16	1,200	1,194
Oxford Industries, Inc.		8.875%	6/1/11	1,504	1,534

					4,658

Auto and Automotive Parts	1.6%
Commercial Vehicle Group, Inc.		8.000%	7/1/13	2,170	2,078
Keystone Automotive Operations Inc.		9.750%	11/1/13	3,400	3,196
TRW Automotive		9.375%	2/15/13	990	1,054
Visteon Corporation		8.250%	8/1/10	1,907	1,859
Visteon Corporation		7.000%	3/10/14	2,640	2,363

					10,550

Automotive	1.4%
Ford Motor Company		8.875%	1/15/22	640	551
Ford Motor Company		7.450%	7/16/31	4,575	3,534
General Motors Corporation		7.200%	1/15/11	1,600	1,474
General Motors Corporation		8.375%	7/15/33	4,200	3,633

					9,192

Automotive Retailer	0.5%
Asbury Automotive Group Inc.		9.000%	6/15/12	2,832	2,899

Banking and Finance	3.8%
ACE Cash Express, Inc.		10.250%	10/1/14	651	659	A
Ford Motor Credit Company		8.625%	11/1/10	1,310	1,305

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Banking and Finance—Continued
Ford Motor Credit Company		7.375%	2/1/11	$3,370	$3,235
Ford Motor Credit Company		9.875%	8/10/11	2,800	2,897
General Motors Acceptance Corporation		6.875%	8/28/12	1,500	1,485
General Motors Acceptance Corporation		8.000%	11/1/31	14,015	14,654

					24,235

Building Materials	2.7%
Associated Materials Incorporated		0.000%	3/1/14	6,500	3,575	B
Interface, Inc.		7.300%	4/1/08	411	415
Interface, Inc.		10.375%	2/1/10	3,182	3,469
K Hovnanian Enterprises Inc.		6.250%	1/15/16	3,250	2,860
K Hovnanian Enterprises Inc.		7.500%	5/15/16	1,400	1,307
Nortek, Inc.		8.500%	9/1/14	3,145	2,972
NTK Holdings, Inc.		10.750%	3/1/14	4,055	2,798

					17,396

Cable	4.1%
CCH I Holdings, LLC		11.000%	10/1/15	3,500	3,185
CCH I Holdings, LLC		11.000%	10/1/15	152	137	A
CCH II Holdings, LLC		10.250%	10/1/13	2,892	2,942	A
Charter Communications Holdings, LLC		10.250%	9/15/10	3,050	3,111
Charter Communications Holdings, LLC		11.750%	5/15/14	2,500	1,781
CSC Holdings Inc.		7.625%	4/1/11	820	841
CSC Holdings Inc.		7.250%	4/15/12	3,785	3,771	A
CSC Holdings Inc.		7.875%	2/15/18	150	156
EchoStar DBS Corporation		7.000%	10/1/13	3,440	3,363	A
EchoStar DBS Corporation		6.625%	10/1/14	3,030	2,882
EchoStar DBS Corporation		7.125%	2/1/16	920	889	A
LodgeNet Entertainment Corporation		9.500%	6/15/13	2,852	3,052

					26,110

Casino Resorts	3.8%
Boyd Gaming Corporation		8.750%	4/15/12	862	905
Boyd Gaming Corporation		6.750%	4/15/14	480	469
Inn of The Mountain Gods Resort and Casino		12.000%	11/15/10	5,370	5,625
Isle of Capri Casinos, Inc.		7.000%	3/1/14	665	632
Mandalay Resort Group		9.375%	2/15/10	58	62
MGM MIRAGE		8.375%	2/1/11	1,750	1,824
Pinnacle Entertainment, Inc.		8.250%	3/15/12	2,760	2,795
Premier Entertainment Biloxi LLC		10.750%	2/1/12	5,000	5,087
Station Casinos, Inc.		7.750%	8/15/16	2,015	2,091

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Casino Resorts—Continued
Station Casinos, Inc.		6.625%	3/15/18	$1,410	$1,272
Turning Stone Casino Resort Enterprise		9.125%	9/15/14	965	975	A
Wynn Las Vegas, LLC		6.625%	12/1/14	3,000	2,910

					24,647

Chemicals	1.3%
Chemtura Corporation		6.875%	6/1/16	70	69
Georgia Gulf Corporation		9.500%	10/15/14	3,500	3,487	A
Lyondell Chemical Company		10.500%	6/1/13	1,445	1,589
Lyondell Chemical Company		8.000%	9/15/14	875	886
Lyondell Chemical Company		8.250%	9/15/16	720	731
Westlake Chemical Corporation		6.625%	1/15/16	1,377	1,308

					8,070

Coal	0.8%
Alpha Natural Resources LLC		10.000%	6/1/12	2,965	3,187
International Coal Group, Inc.		10.250%	7/15/14	2,365	2,247	A

					5,434

Computer Services and Systems	1.2%
Activant Solutions, Inc.		9.500%	5/1/16	1,385	1,281	A
SunGard Data Systems Inc.		9.125%	8/15/13	120	124
SunGard Data Systems Inc.		10.250%	8/15/15	5,805	5,979
UGS Capital Corporation II		10.380%	6/1/11	465	472	A,C

					7,856

Containers and Packaging	1.9%
Berry Plastics Holding Corp		8.875%	9/15/14	1,420	1,427	A
Graham Packaging Company Inc.		9.875%	10/15/14	3,106	3,052
Graphic Packaging International Corp.		8.500%	8/15/11	450	460
Graphic Packaging International Corp.		9.500%	8/15/13	2,610	2,669
Owens Brockway Glass Containers		8.750%	11/15/12	1,790	1,888
Plastipak Holdings Inc.		8.500%	12/15/15	2,810	2,838	A

					12,334

Drug and Grocery Store Chains	0.7%
Delhaize America, Inc.		8.125%	4/15/11	1,208	1,297
Delhaize America, Inc.		9.000%	4/15/31	2,580	3,022

					4,319

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Educational Services	0.2%
Education Management LLC		8.750%	6/1/14	$1,480	$1,495	A

Electric	2.1%
Mirant Americas Generation, LLC		8.300%	5/1/11	1,620	1,622
Mirant North America LLC		7.375%	12/31/13	2,070	2,073
Mission Energy Holding Company		13.500%	7/15/08	1,200	1,340
Orion Power Holdings, Inc.		12.000%	5/1/10	1,555	1,761
The AES Corporation		8.875%	2/15/11	40	43
The AES Corporation		8.750%	5/15/13	1,849	1,983	A
The AES Corporation		7.750%	3/1/14	2,790	2,901
The AES Corporation		9.000%	5/15/15	1,535	1,654	A

					13,377

Electronics	1.2%
Amkor Technology, Inc.		2.500%	5/15/11	1,660	1,386D
L-3 Communications Corporation		7.625%	6/15/12	550	567
L-3 Communications Corporation		6.375%	10/15/15	3,800	3,695
Rayovac Corporation		8.500%	10/1/13	1,680	1,453
Spectrum Brands Inc.		7.375%	2/1/15	410	328

					7,429

Energy	2.7%
Edison Mission Energy		7.500%	6/15/13	345	348	A
Edison Mission Energy		7.750%	6/15/16	1,960	1,985	A
Elwood Energy LLC		8.159%	7/5/26	2,833	2,982
Midwest Generation LLC		8.560%	1/2/16	1,983	2,107
NRG Energy, Inc.		7.250%	2/1/14	190	189
NRG Energy, Inc.		7.375%	2/1/16	7,430	7,383
Sierra Pacific Resources		6.750%	8/15/17	2,360	2,361

					17,355

Entertainment	0.5%
Blockbuster Inc.		9.000%	9/1/12	1,590	1,459
Cinemark USA, Inc.		0.000%	3/15/14	145	116	B
Warner Music Group		7.375%	4/15/14	1,755	1,711

					3,286

Environmental Services	0.2%
Allied Waste North America Incorporated		8.500%	12/1/08	1,185	1,241

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Food, Beverage and Tobacco	1.6%
Alliance One International, Inc.		11.000%	5/15/12	$530	$541
Constellation Brands, Inc.		7.250%	9/1/16	2,810	2,842
Dole Food Company, Inc.		7.250%	6/15/10	2,960	2,745
Domino’s, Inc.		8.250%	7/1/11	2,424	2,545
Stater Bros. Holdings Inc.		8.890%	6/15/10	1,420	1,434	E

					10,107

Funeral Parlors and Cemeteries	0.2%
Service Corporation International		7.375%	10/1/14	410	413	A
Service Corporation International		8.000%	6/15/17	515	493	A
Service Corporation International		7.625%	10/1/18	615	619	A

					1,525

Gaming	1.3%
CCM Merger Incorporated		8.000%	8/1/13	1,585	1,522	A
Isle of Capri Casinos, Inc.		9.000%	3/15/12	195	203
Penn National Gaming, Inc.		6.750%	3/1/15	2,600	2,532
River Rock Entertainment Authority		9.750%	11/1/11	4,008	4,258

					8,515

Gas and Pipeline Utilities	2.2%
ANR Pipeline, Inc.		9.625%	11/1/21	1,604	1,976
Southern Natural Gas Company		8.000%	3/1/32	1,590	1,758
The Williams Companies, Inc.		7.500%	1/15/31	1,350	1,333
The Williams Companies, Inc.		8.750%	3/15/32	7,259	7,949
Transcontinental Gas Pipeline Corporation		8.875%	7/15/12	1,060	1,172

					14,188

Health Care	1.3%
Tenet Healthcare Corporation		9.875%	7/1/14	6,725	6,700
Tenet Healthcare Corporation		9.250%	2/1/15	1,830	1,761

					8,461

Homebuilding	0.5%
Beazer Homes USA, Inc.		8.625%	5/15/11	720	726
Beazer Homes USA, Inc.		8.375%	4/15/12	580	577
Beazer Homes USA, Inc.		6.875%	7/15/15	770	697
Beazer Homes USA, Inc.		8.125%	6/15/16	1,415	1,376

					3,376

Insurance	0.6%
Crum & Forster Holdings Corp		10.375%	6/15/13	3,745	3,839

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Investment Banking/Brokerage	0.5%
E*Trade Financial Corporation		7.375%	9/15/13	$1,290	$1,319
E*Trade Financial Corporation		7.875%	12/1/15	1,547	1,628

					2,947

Lodging/Hotels	0.2%
Host Marriott LP		6.750%	6/1/16	1,500	1,479

Machinery	0.4%
Terex Corporation		7.375%	1/15/14	2,855	2,869

Manufacturing (Diversified)	1.2%
American Achievement Corp.		8.250%	4/1/12	930	939
Jacuzzi Brands Incorporated		9.625%	7/1/10	4,156	4,405
Koppers Inc.		9.875%	10/15/13	750	812
Mueller Group Inc.		10.000%	5/1/12	1,295	1,407

					7,563

Media	3.4%
AMC Entertainment Inc.		11.000%	2/1/16	3,900	4,251
Barrington Brodcasting Group LLC		10.500%	8/15/14	560	546	A
Clear Channel Communications, Inc.		5.500%	12/15/16	3,100	2,793
CMP Susquehanna Corp.		9.875%	5/15/14	555	522	A
Hughes Network Systems LLC		9.500%	4/15/14	1,475	1,519	A
ION Media Networks, Inc.		8.757%	1/15/12	1,760	1,773	A,E
Lamar Media Corp.		6.625%	8/15/15	1,295	1,242
LIN Television Corporation		6.500%	5/15/13	1,040	970
LIN Television Corporation		6.500%	5/15/13	670	625
PRIMEDIA Inc.		8.875%	5/15/11	4,135	4,042
Sinclair Broadcast Group, Inc.		8.000%	3/15/12	1,395	1,414
XM Satellite Radio Inc.		9.989%	5/1/13	625	594	A
XM Satellite Radio Inc.		9.750%	5/1/14	1,475	1,416	A

					21,707

Medical Care Facilities	1.5%
DaVita, Inc.		7.250%	3/15/15	4,000	3,930
HCA Inc.		6.300%	10/1/12	890	753
HCA, Inc.		9.000%	12/15/14	56	53
HCA, Inc.		6.500%	2/15/16	890	712
HCA, Inc.		7.690%	6/15/25	1,850	1,444
HCA, Inc.		7.500%	11/15/95	4,210	3,003

					9,895

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Medical Products	0.3%
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	$1,767	$1,798	F
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	150	154

					1,952

Metals	0.6%
Metals USA, Inc.		11.125%	12/1/15	3,475	3,805

Oil and Gas	9.1%
AmeriGas Partners, L.P.		7.250%	5/20/15	860	857
Belden & Blake Corporation		8.750%	7/15/12	7,470	7,675
Chesapeake Energy Corporation		6.375%	6/15/15	1,990	1,901
Chesapeake Energy Corporation		6.625%	1/15/16	65	63
Chesapeake Energy Corporation		6.875%	1/15/16	420	410
Chesapeake Energy Corporation		6.500%	8/15/17	2,960	2,775
Chesapeake Energy Corporation		6.250%	1/15/18	1,760	1,632
Colorado Interstate Gas Company		6.800%	11/15/15	1,340	1,350
El Paso Corporation		7.750%	6/15/10	1,568	1,623
El Paso Corporation		8.050%	10/15/30	4,040	4,202
El Paso Corporation		7.800%	8/1/31	4,570	4,684
El Paso Natural Gas Company		8.375%	6/15/32	1,600	1,832
Encore Acquisition Company		6.250%	4/15/14	310	290
Encore Acquisition Company		6.000%	7/15/15	1,030	943
Encore Acquisition Company		7.250%	12/1/17	1,030	991
Exco Resources, Inc.		7.250%	1/15/11	2,878	2,813
Mariner Energy Inc.		7.500%	4/15/13	1,070	1,022	A
Pacific Energy Partners		7.125%	6/15/14	510	520
Parker Drilling Company		9.625%	10/1/13	2,578	2,810
Petrohawk Energy Corporation		9.125%	7/15/13	1,480	1,487	A
Plains Exploration & Production Company		7.125%	6/15/14	1,340	1,400
Pogo Producing Company		7.875%	5/1/13	120	122	A
Pogo Producing Company		6.875%	10/1/17	2,995	2,857
Pride International, Inc.		7.375%	7/15/14	1,890	1,947
SemGroup, L.P.		8.750%	11/15/15	2,890	2,915	A
SESI, L.L.C.		6.875%	6/1/14	120	119	A
Stone Energy Corporation		8.250%	12/15/11	315	319
Stone Energy Corporation		6.750%	12/15/14	1,550	1,550
Suburban Propane Partners LP		6.875%	12/15/13	5,860	5,655
Whiting Petroleum Corporation		7.000%	2/1/14	2,120	2,067

					58,831

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Paper and Forest Products	1.6%
Appleton Papers Inc.		9.750%	6/15/14	$3,635	$3,590
Georgia-Pacific Corp.		7.700%	6/15/15	770	766
Glatfelter		7.125%	5/1/16	580	565	A
NewPage Corporation		12.000%	5/1/13	3,305	3,421
Verso Paper Holdings LLC		9.125%	8/1/14	750	755	A
Verso Paper Holdings LLC		11.375%	8/1/16	1,255	1,245	A

					10,342

Personal Products	0.3%
Playtex Products, Inc.		8.000%	3/1/11	1,525	1,582

Pet Products	0.2%
Nutro Products Inc.		9.230%	10/15/13	315	324	A,E
Nutro Products Inc.		10.750%	4/15/14	940	1,006	A

					1,330

Pharmaceuticals	0.5%
Leiner Health Products Inc.		11.000%	6/1/12	3,305	3,198
Omnicare, Inc.		6.875%	12/15/15	300	291

					3,489

Printing and Copying Services	0.5%
Xerox Corporation		6.400%	3/15/16	2,180	2,169
Xerox Corporation		6.750%	2/1/17	830	843

					3,012

Publishing	0.3%
Houghton Mifflin Company		0.000%	10/15/13	2,215	1,933	B

Real Estate Management and Development	1.0%
Forest City Enterprises, Inc.		7.625%	6/1/15	255	260
Forest City Enterprises, Inc.		6.500%	2/1/17	2,010	1,890
K. Hovnanian Enterprises, Inc.		8.625%	1/15/17	250	248
Kimball Hill, Inc.		10.500%	12/15/12	1,535	1,385
Ventas, Inc.		8.750%	5/1/09	1,616	1,719
Ventas, Inc.		9.000%	5/1/12	762	849
Ventas, Inc.		6.625%	10/15/14	290	291

					6,642

Rental and Lease Services	2.3%
Ashtead Capital, Inc.		9.000%	8/15/16	1,142	1,188	A
Avis Budget Car Rental LLC		7.625%	5/15/14	400	388	A

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Rental and Lease Services—Continued
H&E Equipment Services, Inc.		8.375%	7/15/16	$3,100	$3,178	A
Hertz Corporation		8.875%	1/1/14	1,860	1,948	A
Hertz Corporation		10.500%	1/1/16	5,070	5,577	A
Penhall International Corp.		12.000%	8/1/14	2,630	2,755	A

					15,034

Retail	2.5%
American Greetings Corporation		7.375%	6/1/16	235	238
Brookstone Company, Inc.		12.000%	10/15/12	2,030	1,847
El Pollo Loco, Inc.		11.750%	11/15/13	2,401	2,665	A
FTD, Inc.		7.750%	2/15/14	1,525	1,502
J.C. Penney Company, Inc.		6.875%	10/15/15	1,055	1,115
Norcraft Companies		9.000%	11/1/11	3,755	3,807
Simmons Company		10.000%	12/15/14	855	609	B
The Neiman Marcus Group, Inc.		9.000%	10/15/15	3,450	3,666
The Neiman Marcus Group, Inc.		10.375%	10/15/15	650	702

					16,151

Special Purpose	7.0%
AAC Group Holding Corp.		10.250%	10/1/12	4,510	3,743	B
Allied Security Holdings LLC		11.375%	7/15/11	425	425
Denny’s Holdings, Inc.		10.000%	10/1/12	1,240	1,283
Di Finance Corporation		9.500%	2/15/13	4,490	4,647
DIRECTV Finance Co., Inc.		6.375%	6/15/15	2,060	1,936
Enterprise Products Operating L.P.		8.375%	8/1/66	1,460	1,537	B
Ford Motor Credit Company		7.000%	10/1/13	3,000	2,784
H-Lines Finance Holding Corp.		11.000%	4/1/13	1,671	1,470	B
Hexion U. S. Finance Corporation		9.000%	7/15/14	2,852	2,909
Milacron Escrow Corporation		11.500%	5/15/11	5,464	5,191
Mueller Holdings (N.A.), Inc.		14.750%	4/15/14	1,411	1,242	B
Norcraft Holdings LP		0.000%	9/1/12	295	239	B
Rainbow National Services LLC		8.750%	9/1/12	1,373	1,469	A
Rainbow National Services LLC		10.375%	9/1/14	2,060	2,328	A
Reynolds American Inc.		6.500%	7/15/10	1,330	1,342	A
UCAR Finance Inc.		10.250%	2/15/12	1,636	1,718
UGS Corporation		10.000%	6/1/12	2,935	3,170
Vanguard Health Holding Company I, LLC		11.250%	10/1/15	366	264	B
Vanguard Health Holding Company II, LLC		9.000%	10/1/14	6,359	6,168
Visant Holding Corp.		8.750%	12/1/13	1,230	1,238	A

					45,103

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Corporate Bonds and Notes—Continued

Steel Products	1.8%
Chaparral Steel Company		10.000%	7/15/13	$3,120	$3,479
CitiSteel USA, Inc.		12.949%	9/1/10	2,920	3,015	E
CitiSteel USA, Inc.		15.000%	10/1/10	600	643	A,C
International Steel Group, Inc.		6.500%	4/15/14	1,405	1,388
RathGibson Inc.		11.250%	2/15/14	2,695	2,776	A

					11,301

Telecommunications	4.3%
Cincinnati Bell Inc.		7.000%	2/15/15	2,102	2,060
Cincinnati Bell Inc.		6.300%	12/1/28	2,725	2,357
Citizens Communications Company		9.000%	8/15/31	2,600	2,789
Hawaiian Telcom Communications, Inc.		12.500%	5/1/15	5,970	6,268
Qwest Communications International Inc.		8.905%	2/15/09	720	733	E
Qwest Communications International Inc.		7.250%	2/15/11	2,652	2,652
Qwest Communications International Inc.		7.500%	2/15/14	3,102	3,110
Qwest Corporation		7.875%	9/1/11	2,180	2,289
Qwest Corporation		7.500%	10/1/14	1,780	1,838	A
Windstream Corp.		8.625%	8/1/16	3,515	3,761	A

					27,857

Telecommunications (Cellular/Wireless)	0.9%
Rural Cellular Corporation		9.875%	2/1/10	3,965	4,134
Ubiquitel Operating Company		9.875%	3/1/11	1,250	1,356

					5,490

Transportation	3.3%
American Airlines, Inc.		7.800%	10/1/06	4,940	4,940
American Commercial Lines LLC		9.500%	2/15/15	1,161	1,266
Continental Airlines, Inc.		7.568%	12/1/06	3,474	3,474
Gulfmark Offshore, Inc.		7.750%	7/15/14	2,250	2,261
Horizon Lines, LLC		9.000%	11/1/12	2,656	2,736
Kansas City Southern Railway		7.500%	6/15/09	1,400	1,400
United Air Lines, Inc.		7.032%	10/1/10	1,537	1,554
United Air Lines, Inc.		7.186%	10/1/12	4,040	4,091

					21,722

Total Corporate Bonds and Notes (Identified Cost—$550,751)					551,243

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE

Mortgage-Backed Securities	0.1%

Fixed Rate Securities	0.1%
Blackrock Capital Finance L.P. 1996-R1		9.537%	9/25/26	$955	$573
Ocwen Residential Mortgage Corporation 1998-R1		7.000%	10/25/40	298	28

Total Mortgage-Backed Securities (Identified Cost—$849)					601
Yankee BondsG	10.9%

Cable	0.9%
Rogers Cable Inc.		5.500%	3/15/14	1,650	1,551
Rogers Cable Inc.		6.750%	3/15/15	4,540	4,585

					6,136

Chemicals	1.0%
Montell Finl Co Bv		8.100%	3/15/27	4,600	4,255	A
Nell Af SARL		8.375%	8/15/15	2,330	2,313	A

					6,568

Electric	0.2%
AES China Generating Co., Ltd.		8.250%	6/26/10	1,580	1,552

Foreign Governments	1.6%
Federative Republic of Brazil		8.000%	1/15/18	240	264
Federative Republic of Brazil		11.000%	8/17/40	2,220	2,891
Republic of Panama		9.375%	4/1/29	610	787
Russian Federation		5.000%	3/31/30	5,640	6,296B

					10,238

Media	1.2%
Kabel Deutschland GmbH		10.625%	7/1/14	3,855	4,134	A
Quebecor Media Inc.		7.750%	3/15/16	3,650	3,655

					7,789

Oil and Gas	0.7%
Utilicorp Canada Finance Corp		7.750%	6/15/11	1,330	1,397
Western Oil Sands Inc.		8.375%	5/1/12	3,285	3,523

					4,920

Paper and Forest Products	0.5%
Domtar Inc.		7.875%	10/15/11	1,030	1,025
Domtar Inc.		5.375%	12/1/13	2,350	2,009

					3,034

Pharmaceuticals	0.2%
Angiotech Pharmaceuticals, Inc.		7.750%	4/1/14	1,310	1,245	A

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Yankee Bonds—Continued

Printing and Copying Services	0.2%
Quebecor World Capital Corp.		8.750%	3/15/16	$1,120		$1,078	A

Semiconductor Equipment and Production	0.2%
Magnachip Semiconductor S.A.		8.000%	12/15/14	2,460		1,494

Services	0.3%
Compagnie Generale de Geophysique SA (CGG)		7.500%	5/15/15	1,870		1,851

Special Purpose	0.1%
MDP Acquisitions PLC		9.625%	10/1/12	475		501

Telecommunications	2.6%
Intelsat Bermuda Ltd.		9.250%	6/15/16	2,385		2,507	A
Intelsat Bermuda Ltd.		11.250%	6/15/16	4,320		4,590	A
Intelsat, Ltd.		7.625%	4/15/12	3,570		3,124
Nordic Telephone Company Holding ApS		8.875%	5/1/16	1,370		1,440	A
NTL Cable PLC		9.125%	8/15/16	1,695		1,750
Wind Acquisition Finance SA		10.750%	12/1/15	2,605		2,875	A

						16,286

Telecommunications (Cellular/Wireless)	0.2%
Rogers Wireless Communications Inc.		8.000%	12/15/12	60		64
Rogers Wireless Inc.		7.250%	12/15/12	1,060		1,109

						1,173

Transportation	1.0%
Grupo Transportacion Ferroviaria Mexicana, S.A de C.V. (TFM)		9.375%	5/1/12	1,930		2,046
OMI Corporation		7.625%	12/1/13	2,779		2,806
Teekay Shipping Corporation		8.875%	7/15/11	1,362		1,437

						6,289

Total Yankee Bonds (Identified Cost—$70,534)						70,154
Common Stocks	N.M.
Washington Group International, Inc.				0.3	shs	19

Total Common Stocks (Identified Cost—$0)						19

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE

Preferred Stocks	0.3%
Chespeake Energy Corporation		4	shs	$939D
ION Media Networks, Inc.		0.2		1,469	C,D

Total Preferred Stocks (Identified Cost—$2,271)				2,408
Warrants	N.M.
Next Generation Network, Inc.		3	wts	—	H,I

Total Warrants (Identified Cost—$—H)
Total Long-Term Securities (Identified Cost—$624,405)				624,425
Short-Term Securities	1.0%

Repurchase Agreements	1.0%
Goldman Sachs Group, Inc. 5.3%, dated 9/29/06, to be repurchased at $6,347 on 10/2/06 (Collateral: $5,840 Tennessee Valley Authority bonds, 6.79%, due 5/23/12, value $6,475)		$6,344		6,344

Total Short-Term Securities (Identified Cost—$6,344)				6,344
Total Investments (Identified Cost—$630,749)	97.7%			$630,769
Other Assets Less Liabilities	2.3%			14,499

Net Assets	100.0%			$645,268

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 17.1% of net assets.
B	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes.
C	Pay-in-kind (“PIK”) Security – A bond or stock in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
D	Convertible Security – The security may be convertd into the issuer’s common stock.
E	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of September 30, 2006.
F	Unit – A security which consists of a bond and warrants to purchase the common stock of the issuer.
G	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
H	Amounts less than $1.
I	Non-income producing.
N.M.—Not	meaningful.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset High Yield Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$624,405)		$624,425
Short-term securities at value (Identified Cost—$6,344)		6,344
Receivable for securities sold		4,396
Receivable for fund shares sold		7,350
Interest receivable		14,089

Total assets		656,604

Liabilities:
Payable for securities purchased	$10,965
Accrued management fee	286
Accrued expenses	85

Total liabilities		11,336

Net Assets		$645,268

Net assets consist of:
Accumulated paid-in-capital applicable to:
62,449 Institutional Class shares outstanding		$635,343
Undistributed net investment income		10,746
Accumulated net realized loss on investments and swaps		(841)
Unrealized appreciation/(depreciation) of investments		20

Net Assets		$645,268

Net Asset Value Per Share:
Institutional Class		$10.33

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset High Yield Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest	$26,293
Dividends	115

Total income		$26,408
Expenses:
Advisory fee	1,701
Audit and legal fees	55
Custodian fees	73
Directors’ fees and expenses	21
Proxy expense	1
Registration fees	10
Reports to shareholders	10
Transfer agent and shareholder servicing expense	7
Other expenses	18

	1,896
Less: Compensating balance creditsA	(1)

Total expenses and compensating balance credits		1,895

Net Investment Income		24,513
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(524)
Swaps	32

		(492)
Change in unrealized appreciation/(depreciation) of investments		1,316

Net Realized and Unrealized Gain on Investments		824

Change in Net Assets Resulting From Operations		$25,337

A	See note 1, compensating balance credits, in the notes to financial statements

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset High Yield Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$24,513	$36,822

Net realized gain/(loss) on investments and swaps	(492)	38

Change in unrealized appreciation/(depreciation) of investments	1,316	(2,759)

Change in net assets resulting from operations	25,337	34,101

Distributions to Shareholders from:
Net investment income	(25,445)	(32,038)
Net realized gain on investments	(131)	(5,384)

Change in net assets from Fund share transactions	48,589	185,822

Change in net assets	48,350	182,501

Net Assets:
Beginning of period	596,918	414,417

End of period	$645,268	$596,918

Undistributed net investment income	$10,746	$11,678

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset High Yield Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each year shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002A
	(Unaudited)
Net asset value, beginning of period	$10.34		$10.49	$10.28	$9.56	$10.36	$10.00

Investment operations:
Net investment income	.39		.76	.61	.78	.96	.53
Net realized and unrealized gain/(loss) on investments and swaps	.02		(.05)	.17	.89	(.82)	.07

Total from investment operations	.41		.71	.78	1.67	.14	.60

Distributions paid from:
Net investment income	(.42)		(.73)	(.57)	(.95)	(.94)	(.24)
Net realized gain on investments	— B		(.13)	—	—	—	—

Total distributions	(.42)		(.86)	(.57)	(.95)	(.94)	(.24)

Net asset value, end of period	$10.33		$10.34	$10.49	$10.28	$9.56	$10.36

Total return	4.16	%C	7.30%	7.81%	18.27%	2.22%	6.02	%C

Ratios to Average Net Assets:D
Total expenses	.61	%E	.62%	.62%	.67%	.67%	.75	%E
Expenses net of waivers, if any	.61	%E	.62%	.62%	.58%	.55%	.55	%E
Expenses net of all reductions	.61	%E	.62%	.62%	.58%	.55%	.55	%E
Net investment income	7.9	%E	7.8%	7.0%	7.9%	10.2%	10.4	%E

Supplemental Data:
Portfolio turnover rate	35.7	%C	147.2%	121.0%	116.0%	110.1%	51.8	%C
Net assets at end of period (in thousands)	$645,268		$596,918	$414,417	$189,458	$149,937	$152,729

A	For the period September 28, 2001 (commencement of operations) to March 31, 2002.
B	Amounts less than $.01.
C	Not annualized.
D	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
E	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Non-U.S. Opportunity Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses for the Fund. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidA During the Period 4/1/06 to 9/30/06
Institutional Class:
Actual	$1,000.00	$1,027.20	$2.80
Hypothetical (5% return before expenses)	1,000.00	1,022.31	2.79

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio of 0.55% multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Non-U.S. Opportunity Bond Portfolio

The graph compares the Fund’s total returns against that of an appropriate broad-based securities market index. The line illustrates the cumulative total return of an initial $1,000,000 investment for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling securities. The line representing the securities market index does not include any transaction costs associated with buying and selling securities in the index or other investment management or administrative expenses.

Total return measures investment performance in terms of appreciation or depreciation in a Fund’s net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Returns (and the graph and table found below) do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk. Non U.S. investments are subject to currency fluctuations, social, economic and political risk.

Growth of a $1,000,000 Investment—Institutional Class

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information, please visit www.westernassetfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions. Performance would have been lower if fees had not been waived in various periods.

A	Index returns are for periods beginning July 31, 1998.

Semi-Annual Report to Shareholders

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsB (as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

B	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE

Long-Term Securities	89.9%

Australian Dollar	10.7%

Government Obligations	10.7%
Queensland Treasury Corp		6.000%	6/14/11	18,330	$13,752	B
British Sterling	11.3%

Corporate Bonds and Notes	8.1%

Banking and Finance	3.5%
European Investment Bank		4.250%	12/7/10	2,280	4,147
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200	380

					4,527

Diversified Financial Services	4.6%
Irish Nationwide Building Society		5.875%	12/15/08	200	378
Network Rail MTN Finance PLC		4.875%	3/6/09	3,000	5,591

					5,969

Government Obligations	3.2%
United Kingdom of Great Britain and Northern Ireland		8.000%	6/7/21	960	2,474
United Kingdom Treasury Bond		4.750%	9/7/15	870	1,653

					4,127

Total British Sterling					14,623
Canadian Dollar	15.3%

Government Obligations	15.3%
Canadian Real Return Bond		4.500%	6/1/15	20,038	18,619	B
Canadian Real Return Bond		4.000%	12/1/31	840	1,109	B

Total Canadian Dollar					19,728
Danish Krone	6.9%

Corporate Bonds and Notes	4.4%
Nordea Kredit Realkreditaktieselskab		4.000%	10/1/35	13,412	2,137
Nykredit Realkredit AS		4.000%	10/1/38	7,143	1,106
Realkredit Danmark AS		4.000%	10/1/38	15,070	2,373

					5,616

Government Obligations	2.5%
Kingdom of Denmark		5.000%	11/15/13	17,460	3,220

Total Danish Krone					8,836

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE

Euro	29.1%

Corporate Bonds and Notes	6.7%

Banking and Finance	0.1%
BAWAG P.S.K.		4.350%	5/28/13	67	$85

Banks	2.1%
Bank Nederlandse Gemeenten NV		5.625%	10/25/10	1,850	2,514
Resona Bank, Limited		4.125%	9/27/12	200	246	C

					2,760

Diversified Financial Services	1.9%
Kreditanstalt fuer Wiederaufbau		5.250%	1/4/10	1,800	2,396

Investment Banking/Brokerage	2.6%
Caisse de Refinancement L’ Habitat		4.200%	4/25/11	2,000	2,588
Morgan Stanley		3.404%	7/20/12	600	761	D

					3,349

U.S. Government and Agency Obligations	0.9%
Freddie Mac		5.750%	9/15/10	900	1,224

Government Obligations	21.5%
Federal Republic of Germany		4.125%	7/4/08	2,020	2,585
Federal Republic of Germany		3.500%	10/10/08	2,430	3,081
Federal Republic of Germany		3.500%	4/8/11	1,270	1,603
Federal Republic of Germany		3.750%	1/4/15	3,864	4,930
Federal Republic of Germany		4.750%	7/4/34	3,390	4,903
Kingdom of Spain		5.750%	7/30/32	1,970	3,214
Kingdom of the Netherlands		5.500%	1/15/28	1,270	1,975
Republic of France		5.000%	10/25/16	2,530	3,552	B
Republic of France		4.750%	4/25/35	1,270	1,833	B

					27,676

Total Euro					37,490
Japanese Yen	10.2%

Corporate Bonds and Notes	6.4%
Development Bank of Japan		1.600%	6/20/14	620,000	5,309
Japan Finance Corporation for Municipal Enterprises		1.350%	11/26/13	349,000	2,935

					8,244

Government Obligations	3.8%
Japan Development Bank		1.050%	6/20/23	319,000	2,327
Japan Development Bank		2.300%	3/19/26	300,000	2,562

					4,889

Total Japanese Yen					13,133

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PARA	VALUE
Norwegian Krone	2.4%

Government Obligations	2.4%
Kingdom of Norway		6.500%	5/15/13	10,000	$1,750
Kingdom of Norway		5.000%	5/15/15	8,280	1,356

Total Norwegian Krone					3,106
Polish Zloty	3.2%

Government Obligations	3.2%
Republic of Poland		5.000%	10/24/13	5,410	1,683
Republic of Poland		6.250%	10/24/15	7,204	2,423

Total Polish Zloty					4,106
South African Rand	0.8%

Government Obligations	0.8%
Republic of South Africa		8.750%	12/21/14	8,460	1,096

Total Long-Term Securities (Identified Cost—$110,122)					115,870
Short-Term Securities	4.2%

Repurchase Agreements	4.2%
Lehman Brothers, Inc. 5.25%, dated 9/29/06, to be repurchased at $5,439 on 10/2/06 (Collateral: $5,400 Freddie Mac notes, 6.4%, due 5/2/16, value $5,546)				$5,437	5,437

Total Short-Term Securities (Identified Cost—$5,437)					5,437
Total Investments (Identified Cost—$115,559)	94.1%				$121,307
Other Assets Less Liabilities	5.9%				7,668

Net Assets	100.0%				$128,975

Semi-Annual Report to Shareholders

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedE
Bundesobligation Futures	December 2006	127	$67
LIBOR Futures	September 2007	109	16

			$83

Futures Contracts WrittenE
Australian Dollar Futures	December 2006	197	$(165)
Bundesobligation Futures	December 2006	133	7
Bundesobligation Futures	December 2006	230	13
U.K. Treasury Bond Futures	December 2006	44	(12)

			$(157)

A	Securities are grouped by the currencies in which they were issued, and the par amounts are also in the issuance currency of the security.
B	Inflation-Protected Security – A security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.
C	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes.
D	Indexed Security – The rates of interest earned on these securities is tied to the Euro Interbank Offered Rate (“EURIBOR”). The coupon rates are the rates as of September 30, 2006.
E	Futures are described in more detail in the notes to financial statements.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Non-U.S. Opportunity Bond Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$110,122)		$115,870
Short-term securities at value (Identified Cost—$5,437)		5,437
Cash and foreign currencies		3,125
Receivable for securities sold		29
Receivable for fund shares sold		1,898
Interest receivable		2,349
Unrealized appreciation of forward foreign currency contracts		453

Total assets		129,161

Liabilities:
Payable for fund shares repurchased	$17
Accrued management fee	31
Futures variation margin payable	74
Accrued expenses	64

Total liabilities		186

Net Assets		$128,975

Net assets consist of:
Accumulated paid-in-capital applicable to:
13,374 Institutional Class shares outstanding		$124,867
Overdistributions of net investment income		(616)
Accumulated net realized loss on investments, futures and foreign currency transactions		(1,395)
Unrealized appreciation/(depreciation) of investments, futures and foreign currency translations		6,119

Net Assets		$128,975

Net Asset Value Per Share:
Institutional Class		$9.64

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Non-U.S. Opportunity Bond Portfolio

For the Six Months Ended September 30, 2006 (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest		$2,364
Expenses:
Advisory fee	$243
Audit and legal fees	39
Custodian fees	56
Directors’ fees and expenses	3
Proxy expense	— A
Registration fees	7
Reports to shareholders	5
Transfer agent and shareholder servicing expense	9
Other expenses	13

	375
Less: Fees waived	(77)
Compensating balance creditsB	(1)

Total expenses, net of waivers and compensating balance credits		297

Net Investment Income		2,067
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on:
Investments	(705)
Futures	164
Foreign currency transactions	(854)

		(1,395)
Change in unrealized appreciation/(depreciation) of:
Investments	3,749
Forward foreign currency exchange contracts	(1,061)
Assets and liabilities denominated in foreign currencies	(7)

		2,681

Net Realized and Unrealized Gain on Investments		1,286

Change in Net Assets Resulting From Operations		$3,353

A	Amounts less than $1.
B	See note 1, compensating balance credits, in the notes to financial statements

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Non-U.S. Opportunity Bond Portfolio

(Amounts in Thousands)

	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2006	FOR THE YEAR ENDED MARCH 31, 2006
Change in Net Assets:	(Unaudited)
Net investment income	$2,067	$2,667

Net realized gain/(loss) on investments, options, futures, swaps and foreign currency transactions	(1,395)	11,263

Change in unrealized appreciation/(depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	2,681	(9,560)

Change in net assets resulting from operations	3,353	4,370

Distributions to Shareholders from:
Net investment income	(2,138)	(7,829)
Net realized gain on investments	—	(5,345)

Change in net assets from Fund share transactions	37,339	10,055

Change in net assets	38,554	1,251

Net Assets:
Beginning of period	90,421	89,170

End of period	$128,975	$90,421

Overdistributions of net investment income	$(616)	$(545)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Non-U.S. Opportunity Bond Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout each year shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	SIX MONTHS ENDED SEPTEMBER 30, 2006		YEARS ENDED MARCH 31,
			2006	2005	2004	2003	2002
	(Unaudited)
Net asset value, beginning of period	$9.59		$10.98	$10.52	$10.91	$9.25	$9.25

Investment operations:
Net investment income	.18A		.64	.19	.97	.25	—	A
Net realized and unrealized gain/(loss) on investments, options, futures, swaps, and foreign currency transactions	.07A		(.07)	.57	(.01)	1.52	.46	A

Total from investment operations	.25		.57	.76	.96	1.77	.46

Distributions paid from:
Net investment income	(.20)		(1.16)	(.29)	(1.01)	(.11)	(.46)
Net realized gain on investments	—		(.80)	(.01)	(.34)	—	—

Total distributions	(.20)		(1.96)	(.30)	(1.35)	(.11)	(.46)

Net asset value, end of period	$9.64		$9.59	$10.98	$10.52	$10.91	$9.25

Total return	2.72	%B	5.33%	7.60%	9.06%	19.26%	5.21%

Ratios to Average Net Assets:C
Total expenses	.69	%D	.74%	.68%	.80%	.82%	.82%
Expenses net of waivers, if any	.55	%D	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.55	%D	.55%	.55%	.55%	.55%	.55%
Net investment income	3.8	%D	3.3%	3.2%	4.0%	4.4%	4.5%

Supplemental Data:
Portfolio turnover rate	83.1	%B	140.1%	40.8%	42.8%	187.5%	307.6%
Net assets at end of period (in thousands)	$128,975		$90,421	$89,170	$97,027	$59,026	$47,487

A	The amount presented is calculated pursuant to a methodology prescribed by the Securities and Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the Fund’s aggregate gains and losses because of the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the investment portfolio.
B	Not annualized.
C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Expense Example

Western Asset Absolute Return Portfolio

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The first table below provides information about actual account values and actual expenses for the Fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period. The actual expense example is based on an investment of $1,000 invested on the inception dateA and held through September 30, 2006.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The hypothetical example is based on an investment of $1,000 invested on April 1, 2006, and held through September 30, 2006.

	Beginning Account Value Since InceptionA	Ending Account Value 9/30/06	Expenses PaidB During the Period Since Inception to 9/30/06
Institutional Class
Actual	$1,000.00	$1,029.90	$1.94
Financial Intermediary Class
Actual	1,000.00	1,006.00	0.72

	Beginning Account Value 4/1/06	Ending Account Value 9/30/06	Expenses PaidC During the Period 4/1/06 to 9/30/06
Institutional Class
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.05
Financial Intermediary Class
Hypothetical (5% return before expenses)	1,000.00	1,019.80	5.32

A	The inception date of the Institutional Class is July 6, 2006. The inception date of the Financial Intermediary Class is September 6, 2006.
B	These calculations are based on expenses incurred since the inception date. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratios of ..0.80% and 1.05% for Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal period (87 days) and (26 days) for Institutional Class and Financial Intermediary Class, respectively, and divided by 365.
C	These calculations are based on expenses incurred since the inception date. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense rations of 0.80% and 1.05% for Institutional Class and Financial Intermediary Class, respectively, multiplied by the average values over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Western Asset Absolute Return Portfolio

Portfolio Composition (as of September 30, 2006)

Standard & Poor’s Debt RatingsA

(as a percentage of the portfolio)

Maturity Schedule (as a percentage of the portfolio)

Bonds are subject to a variety of risks, including interest rate, credit and inflation risk.

A	Source: Standard & Poor's.

The Fund is actively managed. As a result, the composition of the portfolio holdings and sectors are subject to change at any time.

Semi-Annual Report to Shareholders

Portfolio of Investments

Western Asset Absolute Return Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Long-Term Securities	76.3%

Corporate Bonds and Notes	16.4%

Banking and Finance	6.9%
Ford Motor Credit Company		7.375%	10/28/09	$560	$544
Ford Motor Credit Company		9.750%	9/15/10	1,500	1,549A
GMAC LLC		5.850%	1/14/09	1,375	1,348
GMAC LLC		8.000%	11/1/31	1,750	1,830
GMAC LLC		4.375%	12/10/07	425	415
PHH Corporation		7.125%	3/1/13	100	103

					5,789

Cable	0.3%
EchoStar DBS Corporation		7.125%	2/1/16	300	290A

Casino Resorts	0.5%
Harrah’s Operating Company, Inc		6.500%	6/1/16	120	118
MGM MIRAGE		6.625%	7/15/15	300	288

					406

Electric	2.1%
The AES Corporation		7.750%	3/1/14	1,700	1,768

Food, Beverage and Tobacco	0.6%
Sara Lee Corporation		6.250%	9/15/11	150	154
SUPERVALU INC.		7.875%	8/1/09	300	311

					465

Homebuilding	0.5%
Centex Corporation		5.125%	10/1/13	350	332
D.R. Horton, Inc.		6.875%	5/1/13	100	102

					434

Health Care	0.7%
Tenet Healthcare Corporation		6.375%	12/1/11	670	589

Lodging/Hotels	0.1%
Starwood Hotels & Resorts Worldwide, Inc.		7.875%	5/1/12	100	105

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Corporate Bonds and Notes—Continued

Medical Care Facilities	0.9%
DaVita, Inc.		7.250%	3/15/15	$300	$295
HCA, Inc.		6.300%	10/1/12	4	3
HCA, Inc.		6.500%	2/15/16	588	470

					768

Oil and Gas	1.3%
Anadarko Petroleum Corporation		5.790%	9/15/09	170	170	B
Anadarko Petroleum Corporation		6.450%	9/15/36	190	194
Chesapeake Energy Corporation		6.375%	6/15/15	300	286
Suburban Propane Partners, L.P.		6.875%	12/15/13	500	482

					1,132

Pharmaceuticals	0.1%
AmerisourceBergen Corporation		5.875%	9/15/15	50	49

Photo Equipment and Supplies	0.2%
Eastman Kodak Company		7.250%	11/15/13	200	195

Special Purpose	1.0%
AIR 2 US		8.027%	10/1/19	174	175A
El Paso Performance-Link		7.750%	7/15/11	140	144A
Sigma Finance Inc.		8.500%	8/11/16	500	500A,C

					819

Telecommunications	0.4%
Qwest Corporation		7.500%	10/1/14	300	310A

Transportation	0.8%
Continental Airlines, Inc.		6.820%	5/1/18	67	68
Continental Airlines, Inc.		6.703%	6/15/21	75	75
US Airways Pass Through Trust		6.850%	1/30/18	221	224
United Air Lines, Inc.		7.032%	10/1/10	298	301

					668

Total Corporate Bonds and Notes (Identified Cost—$13,624)					13,787

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Asset-Backed Securities	0.5%

Fixed Rate Securities	0.5%
ABSC Manufactured Housing Contract 2004-CN1		8.400%	12/2/30	$170	$152A
Pegasus Aviation Lease Securitization II 2000-1		8.370%	3/25/30	390	246A

Total Asset-Backed Securities (Identified Cost—$399)					398
Mortgage-Backed Securities	0.7%

Indexed SecuritiesB	0.1%
Merit Securities Corporation 11PA		6.828%	9/28/32	103	88A

Variable Rate SecuritiesD	0.6%
Morgan Stanley Mortgage Loan Trust 2004-6AR		4.073%	8/25/34	485	481

Total Mortgage-Backed Securities (Identified Cost—$573)					569
U.S. Government and Agency Obligations	9.8%

Fixed Rate Securities	8.4%
United States Treasury Notes		5.125%	6/30/08	6,400	6,441
United States Treasury Notes		4.875%	8/15/16	570	581

					7,022

Treasury Inflation-Protected SecuritiesE	1.4%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	564	534
United States Treasury Inflation-Protected Security		2.000%	1/15/16	718	701

					1,235

Total U.S. Government and Agency Obligations (Identified Cost—$8,188)					8,257
U.S. Government Agency Mortgage-Backed Securities	35.2%

Fixed Rate Securities	18.2%
Fannie Mae		5.000%	12/1/36	5,700	5,477F
Fannie Mae		6.000%	12/1/36	9,800	9,843F

					15,320

Variable Rate SecuritiesD	17.0%
Freddie Mac		5.598%	1/1/36	4,548	4,555
Freddie Mac		5.714%	7/1/36	9,642	9,687

					14,242

Total U.S. Government Agency Mortgage-Backed Securities (Identified Cost—$29,361)					29,562

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Yankee BondsG	2.6%

Banks	1.0%
Glitnir Banki hf		6.693%	6/15/16	$310	$317A,C
Kaupthing Bank hf		7.125%	5/19/16	240	252A
Landsbanki Islands hf (The National Bank of Iceland)		6.100%	8/25/11	190	192A
UBS AG Jersey		3.398%	3/23/07	100	102H

					863

Foreign Governments	1.4%
Federative Republic of Brazil		11.000%	8/17/40	300	391
Federative Republic of Brazil		8.000%	1/15/18	320	352
Republic of Panama		9.375%	4/1/29	198	256
United Mexican States		7.500%	4/8/33	110	127

					1,126

Special Purpose	0.2%
TNK-BP Finance SA		7.500%	7/18/16	200	209A

Total Yankee Bonds (Identified Cost—$2,134)					2,198
Foreign Corporate Bonds and Notes	0.2%
Gazprom		6.950%	8/6/09	5,470I	206

Total Foreign Corporate Bonds and Notes (Identified Cost—$206)
Foreign Government Obligations	0.2%
Republic of Argentina		2.000%	1/3/10	334J	206	C,D
Total Foreign Government Obligations (Identified Cost—$212)
Loan Participations and AssignmentsB	10.7%

Cable	2.4%
CableVision, Incremental Term Loan		7.110%	3/30/13	425	423
CableVision, Incremental Term Loan		7.258%	3/30/13	286	285
CableVision, Incremental Term Loan		7.218%	3/30/13	286	285
Charter Communications Operating, LLC, Term Loan		8.125%	4/28/13	1,000	1,004

					1,997

Chemicals	1.2%
Georgia Gulf Corporation, Term Loan		7.320%	9/18/13	1,001	1,002

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR	VALUE
Loan Participations and Assignments—Continued
Computer Services and Systems	1.2%
SunGard Data Systems Inc., Term Loan, Tranche B		7.999%	8/15/12	$1,000	$1,006

Entertainment	1.2%
Cedar Fair, LP, Term Loan, Tranche B		7.867%	6/13/12	1,000	1,005

Environmental Services	1.2%
Allied Waste North America, Inc., Credit Linked Deposit, Tranche A		7.270%	1/15/12	277	276
Allied Waste North America, Inc., Term Loan		7.170%	1/15/12	347	346
Allied Waste North America, Inc., Term Loan		7.210%	1/15/12	119	118
Allied Waste North America, Inc., Term Loan		7.270%	1/15/12	254	253

					993

Medical Care Facilities	1.1%
DaVita, Inc., Term Loan, Tranche B		7.370%	10/5/12	169	170
DaVita, Inc., Term Loan, Tranche B		7.400%	10/5/12	85	85
DaVita, Inc., Term Loan, Tranche B		7.510%	10/5/12	553	556
DaVita, Inc., Term Loan, Tranche B		7.690%	10/5/12	139	139

					950

Paper and Forest Products	1.2%
Georgia-Pacific Corporation, First Lien Term Loan		7.367%	12/23/13	187	187
Georgia-Pacific Corporation, First Lien Term Loan		7.390%	12/23/13	766	767
Georgia-Pacific Corporation, First Lien Term Loan		7.485%	12/23/13	48	48

					1,002

Semiconductor Equipment and Production	1.2%
Sensata Technologies, Term Loan, Tranche B		7.240%	4/27/13	987	980
Sensata Technologies, Term Loan, Tranche B		7.117%	4/27/13	11	10

					990

Total Loan Participations and Assignments (Identified Cost—$8,957)					8,945

Total Long-Term Securities (Identified Cost—$63,654)					64,128

Semi-Annual Report to Shareholders

	% OF NET ASSETS	RATE	MATURITY DATE	PAR		VALUE
Short-Term Securities	41.7%

Corporate Bonds and Notes	0.3%
Tribune Company		0.000%	2/1/07	$250		$244K

U.S. Government and Agency Obligations	0.2%
Fannie Mae		0.000%	6/25/07	160		154K,L

Options PurchasedM	0.1%
U.S. Treasury Note Futures Put, December 2006, Strike Price $106.00				18	N	2
U.S. Treasury Bond Futures Call, December 2006, Strike Price $112.00				63	N	67

						69

Repurchase Agreements	41.1%
Merrill Lynch 5.27%, dated 9/29/06, to be repurchased at $34,552 on 10/2/06 (Collateral: $60,425 Resolution Funding Corporation principal-only securities, due 4/15/30, value $19,185; $15,845 Fannie Mae notes, 4.5%, due 10/15/08, value $16,043)				$34,537		34,537

Total Short-Term Securities (Identified Cost—$34,997)						35,004
Total Investments (Identified Cost—$98,651)	118.0%					99,132
Other Assets Less Liabilities	(18.0)%					(15,097)

Net Assets	100.0%					$84,035

Semi-Annual Report to Shareholders

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	December 2006	7	$2
Eurodollar Futures	March 2007	4	3
Eurodollar Futures	June 2007	5	—	O
Eurodollar Futures	September 2007	75	105
LIBOR Futures	June 2007	46	1
U.S. Treasury Note Futures	December 2006	122	91

			$202

Futures Contracts WrittenM
Eurodollar Futures	March 2007	4	$(5)
U.S. Treasury Bond Futures	December 2006	13	(3)
U.S. Treasury Note Futures	December 2006	12	(4)
U.S. Treasury Note Futures	December 2006	7	3

			$(9)

Options WrittenM
U.S. Treasury Note Futures Call, Strike Price $106.00	December 2006	7	$(10)

A	Rule 144a Security – A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund's investment adviser has determined to be liquid, represent 5.3% of net assets.
B	Indexed Security – The rates of interest earned on these securities are tied to the London Interbank Offered Rate ("LIBOR"). The coupon rates are the rates as of September 30, 2006.
C	Stepped Coupon Security – A security with a predetermined schedule of interest or dividend rate changes.
D	The coupon rates shown on variable rate securities are the rates at September 30, 2006. These rates vary with the weighted average coupon of the underlying loans.
E	Treasury Inflation-Protected Security – A security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
F	When-issued Security – A security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
G	Yankee Bond – A dollar denominated bond issued in the U.S. by foreign entities.
H	Unit – A security which consists of a bond and warrants to purchase the stock of the issuer.
I	Denominated in Russian Rubles.
J	Denominated in Argentine Pesos.
K	Zero Coupon Bond – A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
L	All or a portion of this security is pledged as collateral to cover futures and options contracts.
M	Options and futures are described in more detail in the notes to financial statements.
N	Par represents actual number of contracts.
O	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Western Asset Absolute Return Portfolio

September 30, 2006 (Unaudited)

(Amounts in Thousands)

Assets:
Investment securities at market value (Identified Cost—$63,654)		$64,128
Short-term securities at value (Identified Cost—$34,997)		35,004
Cash and foreign currencies		69
Receivable for securities sold		3,885
Receivable for fund shares sold		22
Interest and dividends receivable		563
Unrealized appreciation of forward foreign currency contracts		34

Total assets		103,705

Liabilities:
Payable for securities purchased	$19,591
Accrued management fee	25
Accrued distribution fee	— A
Income distribution payable	4
Options written (Proceeds—$5)	15
Swap contracts at value	1
Futures variation margin payable	8
Accrued expenses	26

Total liabilities		19,670

Net Assets		$84,035

Net assets consist of:
Accumulated paid-in-capital applicable to:
8,237 Institutional Class shares outstanding		$82,946
2 Financial Intermediary Class shares outstanding		17
Undistributed net investment income		1
Accumulated net realized gain on investments, options, futures, swaps and foreign currency transactions		374
Unrealized appreciation/(depreciation) of investments, options, futures, swaps, and foreign currency translations		697

Net Assets		$84,035

Net Asset Value Per Share:
Institutional Class		$10.20
Financial Intermediary Class		$10.20

A	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Western Asset Absolute Return Portfolio

For the Period Ended September 30, 2006A (Unaudited)

(Amounts in Thousands)

Investment Income:
Interest		$704
Expenses:
Advisory fee	$99
Audit and legal fees	23
Custodian fees	27
Directors’ fees and expenses	7
Organization expense	4
Registration fees	16
Reports to shareholders	4
Transfer agent and shareholder servicing expense:
Institutional Class	3
Financial Intermediary Class	0
Other expenses	11

	194
Less: Fees waived	(74)
Compensating balance creditsB	(14)

Total expenses, net of waivers and compensating balance credits		106

Net Investment Income		598
Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain on:
Investments	182
Options	3
Futures	189

		374
Change in unrealized appreciation/(depreciation) of:
Investments, options, futures, swaps, and foreign currency translations	663
Forward foreign currency exchange contracts	34
Assets and liabilities denominated in foreign currencies	—C

		697

Net Realized and Unrealized Gain on Investments		1,071

Change in Net Assets Resulting From Operations		$1,669

A	For the period July 6, 2006 (commencement of operations) to September 30, 2006.
B	See note 1, compensating balance credits, in the notes to financial statements.
C	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Western Asset Absolute Return Portfolio

(Amounts in Thousands)

	FOR THE PERIOD ENDED SEPTEMBER 30, 2006A
	(Unaudited)
Change in Net Assets:
Net investment income	$598

Net realized gain on investments, options, futures, swaps and foreign currency transactions	374

Change in unrealized appreciation/(depreciation) of investments, options, futures, swaps and assets and liabilities denominated in foreign currencies	697

Change in net assets resulting from operations	1,669

Distributions to Shareholders from:
Net investment income:
Institutional Class	(597)
Financial Intermediary Class	—	B

Change in net assets from Fund share transactions:
Institutional Class	82,946
Financial Intermediary Class	17

Change in net assets	84,035

Net Assets:
Beginning of period	0

End of period	$84,035

Undistributed net investment income	$1

A	For the period July 6, 2006 (commencement of operations) to September 30, 2006.
B	Amounts less than $1.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Western Asset Absolute Return Portfolio

Contained below is per share operating performance data for a share of common stock outstanding throughout the period shown, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information in the financial statements.

Institutional Class:

	PERIOD ENDED SEPTEMBER 30, 2006A
	(Unaudited)
Net asset value, beginning of period	$10.00

Investment operations:
Net investment income	.10
Net realized and unrealized gain on investments, options, futures, swaps, and foreign currency transactions	.20

Total from investment operations	.30

Distributions paid from net investment income:	(.10)

Total distributions	(.10)

Net asset value, end of period	$10.20

Total return	2.99	%B

Ratios To Average Net Assets:C
Total expenses	1.46	%D
Expenses net of waivers, if any	.90	%D
Expenses net of all reductions	.80	%D
Net investment income	4.5	%D

Supplemental Data:
Portfolio turnover rate	64.2	%B
Net assets at end of period (in thousands)	$84,018

A	For the period July 6, 2006 (commencement of operations) to September 30, 2006.
B	Not annualized.
C	Total expenses reflects operating expenses prior to any voluntary expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any voluntary expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or voluntary expense waivers.
D	Annualized.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	PERIOD ENDED SEPTEMBER 30, 2006E
	(Unaudited)
Net asset value, beginning of period	$10.17

Investment operations:
Net investment income	.03
Net realized and unrealized gain/(loss) of investments, options, futures, swaps, and foreign currency transactions	.03

Total from investment operations	.06

Distributions paid from:
Net investment income	(.03)

Total distributions	(.03)

Net asset value, end of period	$10.20

Total return	.60	%B

Ratios To Average Net Assets:C
Total expenses	1.85	%D
Expenses net of waivers, if any	1.29	%D
Expenses net of all reductions	1.05	%D
Net investment income	4.8	%D

Supplemental Data:
Portfolio turnover rate	64.2	%B
Net assets at end of period (in thousands)	$17

E	For the period September 6, 2006 (commencement of operations) to September 30, 2006.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

Western Asset Funds, Inc. (“Corporation”), consisting of Western Asset Limited Duration Bond Portfolio (“Limited Duration”), Western Asset Intermediate Bond Portfolio (“Intermediate”), Western Asset Intermediate Plus Bond Portfolio (“Intermediate Plus”), Western Asset Core Bond Portfolio (“Core”), Western Asset Core Plus Bond Portfolio (“Core Plus”), Western Asset Inflation Indexed Plus Bond Portfolio (“Inflation Indexed”), Western Asset High Yield Portfolio (“High Yield”), Western Asset Non-U.S. Opportunity Bond Portfolio (“Non-U.S.”), and Western Asset Absolute Return Portfolio (“Absolute Return”) (individually a “Fund,” collectively the “Funds”), is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified, open-end management investment company with the exception of Non-U.S., which is non-diversified.

Each Fund offers two classes of shares: Institutional Class and Financial Intermediary Class. Shares in the Financial Intermediary Class bear a distribution fee. The Financial Intermediary Class shares of Limited Duration, Intermediate, Intermediate Plus, Inflation Indexed, High Yield, and Non-U.S. have not commenced operations. The income and expenses of each of the Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on the Financial Intermediary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Intermediate Plus, Core Plus, Inflation Indexed, High Yield, Non-U.S., and Absolute Return, where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Security Transactions

Security transactions are accounted for as of the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

For the six months ended September 30, 2006 investment transactions (excluding short-term investments) were:

	Purchases		Proceeds From Sales
	U.S. Gov’t Securities	Other	U.S. Gov’t Securities	Other
Limited Duration	$93,663	$25,788	$87,250	$15,548
Intermediate	723,271	297,935	850,644	372,761
Intermediate Plus	93,886	42,813	103,292	36,356
Core	11,487,028	1,720,325	11,083,508	2,183,559
Core Plus	20,884,306	4,402,170	19,717,949	3,229,412
Inflation Indexed	239,793	36,118	230,761	40,867
High Yield	—	257,222	—	211,674
Non-U.S.	—	115,561	—	78,741
Absolute Return	66,200	28,666	28,844	2,464

Semi-Annual Report to Shareholders

Forward Commitments

The Funds may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, a Fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions. Depending on market conditions, a Fund’s forward commitment purchases could cause its net asset value to be more volatile.

A Fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When a Fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen.

Each Fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. In a forward sale, a Fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Foreign Currency Translation

Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the New York Stock Exchange, usually at 2:00 p.m. Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on foreign currency transactions.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Funds’ investment advisers review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Options, Futures and Swap Agreements

The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Futures contracts are marked-to-market on a daily basis. As a contract’s value fluctuates, payments known as variation margin are made or received by a Fund each day, depending on the daily fluctuation in the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses, and the Fund recognizes a gain or loss when the contract is closed. Swap agreements are priced daily based upon valuations furnished by an independent pricing service or quotations provided by brokers and the change, if any, is recorded as unrealized appreciation or depreciation.

Investment Income and Distributions to Shareholders

Investment income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income are declared daily and paid monthly for each Fund except High Yield and Non-U.S., which

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

declare and pay dividends quarterly. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in May. An additional distribution may be made in November to the extent necessary in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America; accordingly, periodic reclassifications are made within the Funds’ capital accounts to reflect income and gains available for distribution under federal income tax regulations. Interest income and expenses are recorded on the accrual basis. Bond discounts and premiums are amortized and included in interest income for financial reporting and federal income tax purposes.

Compensating Balance Credits

The Funds have an arrangement with their custodian bank, whereby a portion of the custodian’s fee is paid indirectly by credits earned on the Funds’ cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

Redemption-In-Kind

In consideration of the best interests of non-redeeming shareholders, the Corporation reserves the right to pay any redemption price in whole or in part by a distribution in-kind of readily marketable securities held by a Fund in lieu of cash. For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on redemption-in-kind transactions are not recognized for tax purposes, and are reclassified from undistributed realized gain/(loss) to paid-in-capital. During the period ended September 30, 2006, Western Asset Intermediate Bond Portfolio realized $1,834 of net loss on $132,323 redemption-in-kind transactions.

Other

In the normal course of business, each Fund enters into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

No provision for federal income or excise taxes is required since each Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and capital gains to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal-year end; accordingly, tax-basis balances have not been determined as of September 30, 2006.

The Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes.

At March 31, 2006, the Funds listed below had capital loss carryforwards as follows:

Expiration Date	Limited Duration	Intermediate	Intermediate Plus	Core	Core Plus
2013	$—	$—	$113	$—	$—
2014	235	3,777	92	22,155	13,040

3. Financial Instruments:

Forward Currency Exchange Contracts

As part of their investment programs, the Funds may utilize forward currency exchange contracts. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Semi-Annual Report to Shareholders

Forward foreign currency contracts are marked-to-market daily using forward foreign currency exchange rates supplied by an independent pricing service. The change in a contract’s market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency exchange contracts involve market risk in excess of amounts reflected in the financial statements. Although forward foreign currency exchange contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

At September 30, 2006, open forward foreign currency exchange contracts were as follows:

Intermediate Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/7/06	CAD	1,010	USD	908	$(4)
11/7/06	JPY	104,502	CAD	1,010	(15)
11/7/06	USD	205	AUD	272	2
11/7/06	USD	439	CAD	498	(8)
11/7/06	USD	1,466	EUR	1,153	1

					$(24)

Core Plus

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/7/06	CAD	66,710	USD	59,993	$(238)
11/7/06	EUR	28,857	USD	36,715	(19)
11/7/06	JPY	13,848,996	CAD	133,420	(784)
11/7/06	JPY	3,680,000	USD	31,982	(642)
11/7/06	USD	23,861	AUD	31,627	280
11/7/06	USD	63,766	CAD	72,410	(1,095)
11/7/06	USD	108,820	EUR	85,559	19

					$(2,479)

Inflation Indexed

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/7/06	CAD	6,462	USD	5,685	$103
11/7/06	EUR	2,834	USD	3,609	(5)
11/7/06	JPY	1,328,527	CAD	12,740	(49)
11/7/06	JPY	646,770	USD	5,618	(111)
11/7/06	USD	7,076	CAD	7,896	3
11/7/06	USD	3,961	EUR	3,112	4
11/7/06	USD	3,163	SEK	22,981	15

					$(40)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Non-U.S.

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/7/06	AUD	15,927	USD	11,974	$(99)
11/7/06	EUR	406	PLN	1,580	5
11/7/06	EUR	14,589	USD	18,682	(130)
11/7/06	EUR	894	ZAR	7,998	56
11/7/06	GBP	3,020	USD	5,603	53
11/7/06	JPY	128,319	USD	1,116	(23)
11/7/06	NOK	2,238	USD	358	(14)
11/7/06	USD	26,347	AUD	34,831	376
11/7/06	USD	19,304	CAD	21,770	(197)
11/7/06	USD	9,034	DKK	52,960	3
11/7/06	USD	58,685	EUR	46,112	47
11/7/06	USD	20,549	GBP	11,082	(204)
11/7/06	USD	14,245	JPY	1,636,326	310
11/7/06	USD	3,593	NOK	22,439	143
11/7/06	USD	4,114	PLN	12,678	59
11/7/06	USD	707	ZAR	4,984	68

					$453

Absolute Return

Settlement Date	Contract to				Unrealized Gain/(Loss)
	ReceiveA		DeliverA
11/7/06	CAD	950	USD	854	3
11/7/06	EUR	1,387	USD	1,780	17
11/7/06	JPY	98,294	CAD	950	13
11/7/06	JPY	98,294	USD	950	1

					$34

A	Definitions of currency abbreviations:

AUD—Australian dollar

CAD—Canadian dollar

DKK—Danish krona

EUR—Euro

GBP—British pound

JPY—Japanese yen

NOK—Norwegian krone

PLN—Polish zloty

SEK—Swedish krona

USD—United States dollar

ZAR—South African rand

Loan Participations and Assignments

Core Plus and Absolute Return may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Semi-Annual Report to Shareholders

Options and Futures

As part of their investment programs, the Funds may utilize options and futures. Options may be written (sold) or purchased by the Funds. When a Fund purchases a put or call option, the premium paid is recorded as an investment and its value is marked-to-market daily. When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and its value is marked-to-market daily.

When options, whether written or purchased, expire, are exercised or are closed (by entering into a closing purchase or sale transaction), the Fund realizes a gain or loss as described in the chart below:

Purchased option:	Impact on the Fund:
The option expires	Realize a loss in the amount of the cost of the option.
The option is closed through a closing sale transaction	Realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option.
The Fund exercises a call option	The cost of the security purchased through the exercise of the option will be increased by the premium originally paid to purchase the call option.
The Fund exercises a put option	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be reduced by the premium originally paid to purchase the put option.
Written option:	Impact on the Fund:
The option expires	Realize a gain equal to the amount of the premium received.
The option is closed through a closing purchase transaction	Realize a gain or loss without regard to any unrealized gain or loss on the underlying security and eliminate the option liability. The Fund will realize a loss in this transaction if the cost of the closing purchase exceeds the premium received when the option was written.
A written call option is exercised by the option purchaser	Realize a gain or loss from the sale of the underlying security. The proceeds of that sale will be increased by the premium originally received when the option was written.
A written put option is exercised by the option purchaser	The amount of the premium originally received will reduce the cost of the security that the Fund purchased when the option was exercised.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the statement of assets and liabilities. The risk in writing a covered call option is that a Fund may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability or unwillingness to perform. The nature and risks of these financial instruments and the reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

Activity in written call and put options during the six months ended September 30, 2006, was as follows:

	Calls		Puts
Limited Duration	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2006	—	$—	—	$—
Options written	1,100,038	30	58	20
Options closed	—	—	—	—
Options expired	—	—	—	—
Options exercised	—	—

Options outstanding at September 30, 2006	1,100,038	$30	58	$20

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

	Calls		Puts
Intermediate	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2006	4,900,522	$175	497	$126
Options written	973	268	838	220
Options closed	(4,901,343)	(372)	(1,254)	(316)
Options expired	(3)	(1)	—	—
Options exercised	—	—	—	—

Options outstanding at September 30, 2006	149	$70	81	$30

	Calls		Puts
Intermediate Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2006	900,051	$23	48	$12
Options written	143	39	132	35
Options closed	(900,173)	(52)	(168)	(43)
Options expired	—	—	—	—
Options exercised	—	—	—	—

Options outstanding at September 30, 2006	21	$10	12	$4

	Calls		Puts
Core	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2006	188,419,897	$9,930	1,476	$996
Options written	111,786,537	15,882	12,226	5,346
Options closed	(10,606)	(6,249)	(1,589)	(1,358)
Options expired	(67,268,987)	(8,223)	(1,578)	(783)
Options exercised	(3,015)	(1,011)	(1,347)	(583)

Options outstanding at September 30, 2006	232,923,826	$10,329	9,188	$3,618

	Calls		Puts
Core Plus	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2006	420,324,249	$17,644	2,434	$1,737
Options written	226,515,798	29,405	23,224	11,923
Options closed	(18,306)	(11,230)	(3,125)	(2,526)
Options expired	(103,229,630)	(14,790)	(4,136)	(3,210)
Options exercised	(5,022)	(1,842)	(3,288)	(1,735)

Options outstanding at September 30, 2006	543,587,089	$19,187	15,109	$6,189

	Calls		Puts
Inflation Indexed	Actual Contracts	Premiums	Actual Contracts	Premiums
Options outstanding at March 31, 2006	162	$57	—	$—
Options written	676	288	894	14
Options closed	(290)	(153)	—	—
Options expired	(306)	(113)	(894)	(14)
Options exercised	(242)	(79)	—	—

Options outstanding at September 30, 2006	—	$—	—	$—

Upon entering into a futures contract, the Funds are required to deposit with the broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For Non-U.S. and foreign denominated futures held in Intermediate Plus, Core Plus, Inflation Indexed, and Absolute Return, payment is not sent daily, but is recorded as a net payable or receivable by the Fund to or from the futures broker, which holds cash collateral from the Fund. The daily changes in contract value are recorded as unrealized gains or losses, and each Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

Semi-Annual Report to Shareholders

The Funds enter into futures contracts for various reasons, including in connection with their interest rate management strategy. Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. The change in value of the futures contracts primarily corresponds with the value of the underlying instruments, which may not correlate with changes in interest rates, if applicable. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The nature and risks of these financial instruments and other reasons for using them are set forth more fully in the Corporation’s prospectus and statement of additional information.

The open futures positions and related appreciation or depreciation at September 30, 2006, are listed at the end of each Fund’s portfolio of investments.

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Funds will make a payment to the counterparty. Periodic payments received or made by the Funds are recorded in the accompanying statements of operations as realized gains or losses, respectively.

Credit default swaps (denoted in the table below and on the following pages by a superscript 1) involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Funds may enter into credit default swaps in which a Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, a Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts (denoted in the table below and on the following pages by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Periodic payments and premiums received or made by a Fund are recorded in the accompanying statements of operations as realized gains or losses, respectively. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

Western Asset Limited Duration Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	$300	$0.2

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeC	0.870% Quarterly	200	1

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	1,000	1

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	400	(0.2)

				$1,900	$2

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Intermediate Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	$2,200	$1

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	4,600	3

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	4,500	3

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeC	0.870% Quarterly	1,296	6

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeC	0.900% Quarterly	405	2

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeC	0.290% Quarterly	1,945	25

Lehman Brothers Holdings Inc. (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeC	3.000% Quarterly	1,783	47

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	4,500	(2)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2012	Specified amount upon credit event noticeD	1.000% Quarterly	7,811	99

				$29,040	$184

Western Asset Intermediate Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	$300	$0.2

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	700	0.4

Barclays Capital, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	600	0.4

Semi-Annual Report to Shareholders

Western Asset Intermediate Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeC	0.870% Quarterly	$200	$1

Deutsche Bank AG (RSHB Capital, 7.175%, due 5/16/13)[1]	July 20, 2007	Specified amount upon credit event noticeC	0.900% Quarterly	100	1

JP Morgan Chase & Co. (Countrywide Home Loans, 5.625%, due 7/15/09)[1]	June 20, 2010	Specified amount upon credit event noticeC	0.580% Quarterly	200	2

Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event noticeD	3.750% Quarterly	388	13

The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event noticeD	4.300% Quarterly	240	10

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	600	(0.3)

				$3,328	$27

Western Asset Core Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (Centex Corporation, 5.45%, due 8/15/12)[1]	September 20, 2012	0.680% Monthly	Specified amount upon credit event noticeB	$5,500	$11

Banc of America Securities LLC (D.R. Horton, 6.875%, due 5/1/13)[1]	June 20, 2013	1.250% Monthly	Specified amount upon credit event noticeB	3,100	(1)

Banc of America Securities LLC (Harrah’s Operating Co., 5.375%, due 12/15/13)[1]	June 20, 2013	1.250% Monthly	Specified amount upon credit event noticeB	7,680	162

Banc of America Securities LLC (Lehnnar Corporation, 5.95%, due 10/17/11)[1]	September 20, 2011	0.670% Monthly	Specified amount upon credit event noticeB	3,700	9

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.050% Monthly	Specified amount upon credit event noticeB	5,010	(20)

Banc of America Securities LLC (Toll Brothers, 5.95%, due 9/15/13)[1]	September 20, 2013	1.430% Monthly	Specified amount upon credit event noticeB	7,300	(72)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	$46,400	$25

Banc of America Securities LLC[2]	October 17, 2011	5.293% Semi-annually	3-month LIBORF	3,700	(34)

Banc of America Securities LLC[2]	August 15, 2012	5.291% Semi-annually	3-month LIBORF	5,500	(53)

Banc of America Securities LLC[2]	September 15, 2013	5.290% Semi-annually	3-month LIBORF	7,300	(72)

Banc of America Securities LLC[2]	June 1, 2016	5.110% Semi-annually	3-month LIBORF	3,100	(0)

Banc of America Securities LLC[2]	June 1, 2016	5.263% Semi-annually	3-month LIBORF	7,680	(57)

Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.830% Quarterly	12,500	545

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORF + 160 bpG, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	784	(0.4)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORF + 250 bpG, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	784	3

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8 1-Month LIBORF + 138 bpG, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	784	1

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9 1-Month LIBORF + 220 bpG, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeB	784	5

Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2004-4 B2 1-Month LIBORF + 190 bpG, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeB	1,046	2

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2005 B2 1-Month LIBORF + 130 bpG, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeB	$784	$3

Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2005 B3 1-Month LIBORF + 200 bpG, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeB	784	6

Credit Suisse First Boston USA (AmerisourceBergen Corp., 8.125%, due 9/1/8)[1]	September 20, 2015	0.900% Monthly	Specified amount upon credit event noticeB	3,050	(4)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORF + 300 bpG, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeB	1,046	6

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M9 1-Month LIBORF + 225 bpG, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeB	784	5

Credit Suisse First Boston USA (Argent Securities Inc, 2004-W11 M10 1-Month LIBORF + 350 bpG, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeB	784	8

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event noticeD	0.270% Quarterly	1,000	(1)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.400% Quarterly	6,500	(72)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORF + 180 bpG, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeB	784	(1)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORF + 315 bpG, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeB	784	2

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A 1-Month LIBORF + 135 bpG, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	$784	$(1)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A 1-Month LIBORF + 100 bpG, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeB	784	3

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M8 1-Month LIBORF + 190 bpG, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	784	(0.4)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M9 1-Month LIBORF + 325 bpG, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	784	4

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORF + 350 bpG, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeB	1,046	5

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORF + 170 bpG, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	784	5

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORF + 275 bpG, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeB	784	9

Credit Suisse First Boston USA (MASTR Asset-Backed Securities Trust 2005-NC1 M8 1-Month LIBORF + 153 bpG, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeB	784	6

Credit Suisse First Boston USA (MASTR Asset-Backed Securities Trust 2005-NC1 M9 1-Month LIBORF + 240 bpG, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeB	784	10

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORF + 375 bpG, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeB	$1,046	$3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORF + 135 bpG, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	784	3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORF + 225 bpG, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	784	6

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORF + 130 bpG, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	784	2

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORF + 205 bpG, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	784	7

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBORF + 130 bpG, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	784	(1)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBORF + 215 bpG, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeB	784	2

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORF + 325 bpG, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeB	1,046	4

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORF + 140 bpG, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	$784	$2

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORF + 205 bpG, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeB	784	5

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORF + 135 bpG, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	784	(0.4)

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORF + 195 bpG, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	784	4

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBORF + 155 bpG, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeB	784	10

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBORF + 250 bpG, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeB	784	14

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBORF + 230 bpG, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeB	1,046	1

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 1-Month LIBORF + 165 bpG, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeB	784	3

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBORF + 260 bpG, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	784	9

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	September 20, 2013	0.870% Monthly	Specified amount upon credit event noticeB	$4,000	$2

Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.370% Monthly	Specified amount upon credit event noticeB	6,400	(35)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeB	24,167	(249)

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORF	6,100	2

Credit Suisse First Boston USA[2]	January 15, 2014	5.328% Semi-annually	3-month LIBORF	3,700	(45)

Credit Suisse First Boston USA[2]	September 15, 2015	5.160% Semi-annually	3-month LIBORF	3,050	(1)

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeC	5.250% Quarterly	3,340	134

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.250% Quarterly	1,100	(17)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeC	1.670% Quarterly	1,300	(104)

Deutsche Bank AG (Fannie Mae, 6.00%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeC	0.215% Quarterly	11,700	61

Deutsche Bank AG (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeC	5.050% Quarterly	17,100	904

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeC	2.930% Quarterly	1,700	(307)

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeC	0.290% Quarterly	15,600	202

Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2007	Specified amount upon credit event noticeC	2.280% Quarterly	5,000	31

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeD	3.510% Quarterly	$1,700	$(177)

Deutsche Bank AG (Sara Lee Corporation, 6.125%, due 11/1/32)[1]	September 20, 2011	0.420% Quarterly	Specified amount upon credit event noticeB	5,100	8

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeB	7,400	(61)

Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.250% Quarterly	Specified amount upon credit event noticeB	7,153	(14)

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeD	1.250% Quarterly	9,415	83

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeD	1.300% Quarterly	8,043	76

Deutsche Bank AG2	October 5, 2008	3-month LIBORF	4.655% Semi-annually	115,540	(1,008)

Deutsche Bank AG2	June 17, 2010	3-month LIBORF	4.313% Semi-annually	31,430	(786)

Deutsche Bank AG2	October 11, 2010	3-month LIBORF	4.708% Semi-annually	206,791	(2,649)

Deutsche Bank AG2	July 13, 2011	3-month LIBORF	5.628% Semi-annually	83,870	1,944

Deutsche Bank AG2	September 15, 2011	5.186% Semi-annually	3-month LIBORF	5,100	(23)

Deutsche Bank AG2	July 21, 2016	3-month LIBORF	5.693% Semi-annually	77,910	3,561

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.000% Quarterly	10,500	311

JP Morgan Chase & Co. (International Lease Finance Corporation, 5.75%, due 6/15/11)[1]	June 20, 2011	0.160% Quarterly	Specified amount upon credit event noticeB	7,300	(20)

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

JP Morgan Chase & Co.[2]	June 15, 2011	5.242% Semi-annually	3-month LIBORF	$7,300	$(51)

JP Morgan Chase & Co.[2]	September 7, 2016	5.322% Semi-annually	3-month LIBORF	35,900	(393)

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	May 1, 2007	Specified amount upon credit event noticeC	5.250% Quarterly	10,000	606

Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/01/32)[1]	September 20, 2011	0.440% Quarterly	Specified amount upon credit event noticeB	5,500	4

Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.570% Quarterly	Specified amount upon credit event noticeB	3,580	0

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeB	8,507	(46)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeB	773	(5)

Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORF	4.601% Semi-annually	630	(4)

Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.070% Semi-annually	3-month LIBORF	3,580	0

Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-annually	3-month LIBORF	5,500	(27)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeD	0.420% Quarterly	2,100	14

Morgan Stanley & Co., Inc. (Marsh & McLennan Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.350% Quarterly	Specified amount upon credit event noticeC	37,000	246

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5 1-Month LIBORF + 175 bpG, due 8/19/45)[1]	August 19, 2045	4.500% Monthly	Specified amount upon credit event noticeB	1,298	24

RBS Greenwich (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeC	4.260% Quarterly	25,000	670

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.530% Quarterly	$15,000	$1,362

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.680% Quarterly	25,000	2,388

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event noticeC	5.750% Quarterly	7,500	1,014

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	6.800% Quarterly	5,900	328

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	7.100% Quarterly	5,800	374

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	7.700% Quarterly	12,500	1,032

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	8.400% Quarterly	12,500	1,289

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12 1-Month LIBORF + 175 bpG, due 10/19/35)[1]	October 19, 2035	2.500% Monthly	Specified amount upon credit event noticeB	1,299	29

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18 1-Month LIBORF + 125 bpG, due 10/25/36)[1]	October 25, 2036	2.700% Monthly	Specified amount upon credit event noticeB	1,391	36

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeC	0.470% Quarterly	5,000	27

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeC	0.500% Quarterly	12,500	76

Semi-Annual Report to Shareholders

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Washington Mutual 2005-AR11 1-Month LIBORF + 120 bpG, due 8/25/45)[1]	August 25, 2045	2.550% Monthly	Specified amount upon credit event noticeB	$569	$10

RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.050% Quarterly	Specified amount upon credit event noticeB	17,303	273

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeC	1.670% Quarterly	1,400	(112)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.750% Quarterly	1,900	78

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	6.000% Quarterly	5,000	686

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event noticeC	8.950% Quarterly	5,000	597

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.000% Quarterly	18,500	549

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2010	Specified amount upon credit event noticeD	0.500% Quarterly	5,200	25

The Goldman Sachs Group, Inc. (iBoxx IG Fin 3)[1]	March 20, 2015	Specified amount upon credit event noticeD	0.700% Quarterly	5,300	90

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.050% Quarterly	48,333	663

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.050% Quarterly	16,433	298

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.050% Quarterly	32,093	1,003

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeD	0.400% Quarterly	$17,600	$282

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeD	0.400% Quarterly	45,500	804

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.850% Quarterly	Specified amount upon credit event noticeB	30,100	76

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	14,600	(15)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	15,400	12

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORF	3.215% Semi-annually	26,500	(520)

The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBORF	4.360% Semi-annually	54,100	(493)

The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBORF	5.713% Semi-annually	71,600	1,909

				$1,525,382	$17,552

Western Asset Core Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (Centex Corporation, 5.45%, due 8/15/12)[1]	September 20, 2012	0.680% Monthly	Specified amount upon credit event noticeB	$9,500	$19

Banc of America Securities LLC (D.R. Horton, 6.875%, due 5/1/13)[1]	June 20, 2013	1.250% Monthly	Specified amount upon credit event noticeB	5,400	(2)

Banc of America Securities LLC (Harrah’s Operating Co., 5.375%, due 12/15/13)[1]	June 20, 2013	1.250% Monthly	Specified amount upon credit event noticeB	13,400	283

Banc of America Securities LLC (Lehnnar Corporation, 5.95%, due 10/17/11)[1]	September 20, 2011	0.670% Monthly	Specified amount upon credit event noticeB	6,300	16

Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.050% Monthly	Specified amount upon credit event noticeB	8,640	(34)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC (Toll Brothers, 5.95%, due 9/15/13)[1]	September 20, 2013	1.430% Monthly	Specified amount upon credit event noticeB	$12,700	$(126)

Banc of America Securities LLC (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	75,600	40

Banc of America Securities LLC[2]	October 17, 2011	5.293% Semi-annually	3-month LIBORF	6,300	(59)

Banc of America Securities LLC[2]	August 15, 2012	5.291% Semi-annually	3-month LIBORF	9,500	(92)

Banc of America Securities LLC[2]	September 15, 2013	5.290% Semi-annually	3-month LIBORF	12,700	(125)

Banc of America Securities LLC[2]	June 1, 2016	5.110% Semi-annually	3-month LIBORF	5,400	(0.1)

Banc of America Securities LLC[2]	June 1, 2016	5.263% Semi-annually	3-month LIBORF	13,400	(100)

Bear Stearns, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.830% Quarterly	12,500	545

Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.320% Quarterly	Specified amount upon credit event noticeB	2,620	(13)

Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.320% Quarterly	Specified amount upon credit event noticeB	3,470	(5)

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.350% Quarterly	Specified amount upon credit event noticeB	790	1

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.360% Quarterly	Specified amount upon credit event noticeB	2,620	2

Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.360% Quarterly	Specified amount upon credit event noticeB	2,620	2

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.330% Quarterly	Specified amount upon credit event noticeB	790	(3)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.335% Quarterly	Specified amount upon credit event noticeB	$2,620	$(9)

Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeB	2,620	(10)

Bear Stearns, Inc. (iBoxx HY 3)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeB	8,439	116

Bear Stearns, Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.000% Quarterly	Specified amount upon credit event noticeB	17,000	206

Bear Stearns, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event noticeD	3.000% Quarterly	25,000	131

Bear Stearns, Inc. (iBoxx HY 7B)[1]	December 20, 2011	Specified amount upon credit event noticeD	3.000% Quarterly	20,000	(38)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8 1-Month LIBORF + 160 bpG, due 6/25/35)[1]	April 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	1,122	(1)

Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9 1-Month LIBORF + 250 bpG, due 6/25/35)[1]	April 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	1,122	4

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8 1-Month LIBORF + 138 bpG, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	1,122	1

Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9 1-Month LIBORF + 220 bpG, due 2/25/35)[1]	February 25, 2035	2.060% Monthly	Specified amount upon credit event noticeB	1,122	8

Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2004-4 B2 1-Month LIBORF + 190 bpG, due 10/25/34)[1]	October 25, 2034	1.370% Monthly	Specified amount upon credit event noticeB	1,494	2

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2005 B2 1-Month LIBORF + 130 bpG, due 3/25/35)[1]	March 25, 2035	1.310% Quarterly	Specified amount upon credit event noticeB	$1,122	$4

Credit Suisse First Boston USA (Aegis Asset-Backed Securities Trust 2005 B3 1-Month LIBORF + 200 bpG, due 3/25/35)[1]	March 25, 2035	2.180% Quarterly	Specified amount upon credit event noticeB	1,122	8

Credit Suisse First Boston USA (AmerisourceBergen Corp., 8.125%, due 9/1/8)[1]	September 20, 2015	0.900% Monthly	Specified amount upon credit event noticeB	5,350	(8)

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3 1-Month LIBORF + 300 bpG, due 3/25/34)[1]	March 25, 2034	2.200% Monthly	Specified amount upon credit event noticeB	1,494	9

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9 1-Month LIBORF + 225 bpG, due 11/25/34)[1]	November 25, 2034	1.330% Monthly	Specified amount upon credit event noticeB	1,122	7

Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10 1-Month LIBORF + 350 bpG, due 11/25/34)[1]	November 25, 2034	2.150% Monthly	Specified amount upon credit event noticeB	1,122	11

Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event noticeD	0.270% Quarterly	1,460	(1)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.400% Quarterly	9,000	(99)

Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeD	2.320% Quarterly	2,400	29

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8 1-Month LIBORF + 180 bpG, due 11/25/34)[1]	November 25, 2034	1.310% Monthly	Specified amount upon credit event noticeB	1,122	(1)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9 1-Month LIBORF + 315 bpG, due 11/25/34)[1]	November 25, 2034	2.180% Monthly	Specified amount upon credit event noticeB	$1,122	$3

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8 1-Month LIBORF + 135 bpG, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	1,122	(1)

Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A 1-Month LIBORF + 100 bpG, due 1/25/35)[1]	January 25, 2035	2.080% Monthly	Specified amount upon credit event noticeB	1,122	5

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M8 1-Month LIBORF + 190 bpG, due 3/25/35)[1]	March 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	1,122	(1)

Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed Trust 2004-C M9 1-Month LIBORF + 325 bpG, due 3/25/35)[1]	March 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	1,122	6

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9 1-Month LIBORF + 350 bpG, due 2/25/34)[1]	February 25, 2034	2.150% Monthly	Specified amount upon credit event noticeB	1,494	7

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8 1-Month LIBORF + 170 bpG, due 2/25/35)[1]	February 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	1,122	7

Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9 1-Month LIBORF + 275 bpG, due 2/25/35)[1]	February 25, 2035	2.080% Monthly	Specified amount upon credit event noticeB	1,122	13

Credit Suisse First Boston USA (MASTR Asset-Backed Securities Trust 2005-NC1 M8 1-Month LIBORF + 153 bpG, due 12/25/34)[1]	December 25, 2034	1.310% Monthly	Specified amount upon credit event noticeB	1,122	8

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (MASTR Asset-Backed Securities Trust 2005-NC1 M9 1-Month LIBORF + 240 bpG, due 12/25/34)[1]	December 25, 2034	2.080% Monthly	Specified amount upon credit event noticeB	$1,122	$15

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2004-WMC4 B3 1-Month LIBORF + 375 bpG, due 4/25/35)[1]	April 25, 2035	2.150% Monthly	Specified amount upon credit event noticeB	1,494	4

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B2 1-Month LIBORF + 130 bpG, due 10/25/35)[1]	October 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	1,122	3

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-NC1 B3 1-Month LIBORF + 205 bpG, due 10/25/35)[1]	October 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	1,122	10

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B2 1-Month LIBORF + 135 bpG, due 9/25/35)[1]	September 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	1,122	4

Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc 2005-WMC1 B3 1-Month LIBORF + 225 bpG, due 9/25/35)[1]	September 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	1,122	9

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2 1-Month LIBORF + 130 bpG, due 1/25/35)[1]	January 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	1,122	(1)

Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3 1-Month LIBORF + 215 bpG, due 1/25/35)[1]	January 25, 2035	2.180% Monthly	Specified amount upon credit event noticeB	1,122	2

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9 1-Month LIBORF + 325 bpG, due 8/25/34)[1]	August 25, 2034	2.150% Monthly	Specified amount upon credit event noticeB	1,494	6

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8 1-Month LIBORF + 140 bpG, due 3/25/35)[1]	March 25, 2035	1.310% Monthly	Specified amount upon credit event noticeB	$1,122	$3

Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9 1-Month LIBORF + 205 bpG, due 3/25/35)[1]	March 25, 2035	2.180% Monthly	Specified amount upon credit event noticeB	1,122	7

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2 1-Month LIBORF + 135 bpG, due 6/25/35)[1]	June 25, 2035	1.280% Monthly	Specified amount upon credit event noticeB	1,122	(1)

Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3 1-Month LIBORF + 195 bpG, due 6/25/35)[1]	June 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	1,122	5

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8 1-Month LIBORF + 155 bpG, due 1/25/36)[1]	January 25, 2036	1.360% Monthly	Specified amount upon credit event noticeB	1,122	14

Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M9 1-Month LIBORF + 250 bpG, due 1/25/36)[1]	January 25, 2036	2.180% Monthly	Specified amount upon credit event noticeB	1,122	20

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6 1-Month LIBORF + 230 bpG, due 6/25/34)[1]	June 25, 2034	1.370% Quarterly	Specified amount upon credit event noticeB	1,494	1

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 1-Month LIBORF + 165 bpG, due 1/25/35)[1]	January 25, 2035	1.258% Monthly	Specified amount upon credit event noticeB	1,122	5

Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3 1-Month LIBORF + 260 bpG, due 1/25/35)[1]	January 25, 2035	2.050% Monthly	Specified amount upon credit event noticeB	1,122	13

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	September 20, 2013	0.870% Monthly	Specified amount upon credit event noticeB	$7,000	$4

Credit Suisse First Boston USA (Starwood Hotels, 7.875%, due 5/1/12)[1]	December 20, 2011	1.370% Monthly	Specified amount upon credit event noticeB	11,250	(61)

Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeD	1.250% Quarterly	48,333	463

Credit Suisse First Boston USA (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeB	24,167	(249)

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	3,078	209

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	3,078	209

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	15,539	513

Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	11,532	294

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORF	10,700	4

Credit Suisse First Boston USA[2]	January 15, 2014	5.328% Semi-annually	3-month LIBORF	6,300	(77)

Credit Suisse First Boston USA[2]	September 15, 2015	5.160% Semi-annually	3-month LIBORF	5,350	(3)

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	April 23, 2007	Specified amount upon credit event noticeC	2.950% Quarterly	2,250	58

Deutsche Bank AG (Dynegy Holdings, 8.75%, due 2/15/12)[1]	May 1, 2007	Specified amount upon credit event noticeC	5.250% Quarterly	3,460	139

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event noticeC	1.250% Quarterly	1,600	(25)

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeC	1.670% Quarterly	$1,900	$(152)

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	2.300% Quarterly	3,020	34

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	2.300% Quarterly	5,430	61

Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	2.320% Quarterly	3,200	38

Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event noticeC	0.215% Quarterly	17,000	89

Deutsche Bank AG (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event noticeC	5.050% Quarterly	25,400	1,343

Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event noticeC	2.930% Quarterly	2,600	(469)

Deutsche Bank AG (Freddie Mac, 5.00%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event noticeC	0.290% Quarterly	25,100	326

Deutsche Bank AG (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeC	2.280% Quarterly	5,500	34

Deutsche Bank AG (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	March 20, 2015	Specified amount upon credit event noticeD	3.510% Quarterly	2,600	(271)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event noticeE	2,540	(13)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event noticeE	2,540	(4)

Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeE	2,540	(6)

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.360% Quarterly	Specified amount upon credit event noticeE	$2,540	$2

Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.380% Quarterly	Specified amount upon credit event noticeE	2,540	(0.1)

Deutsche Bank AG (Sara Lee Corporation, 6.125%, due 11/1/32)[1]	September 20, 2011	0.420% Quarterly	Specified amount upon credit event noticeB	8,900	14

Deutsche Bank AG (Supervalu Inc., 7.5%, due 5/15/12)[1]	September 20, 2009	1.200% Quarterly	Specified amount upon credit event noticeE	11,310	(21)

Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.340% Quarterly	Specified amount upon credit event noticeE	2,540	(10)

Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.370% Quarterly	Specified amount upon credit event noticeE	2,540	(10)

Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event noticeD	4.250% Quarterly	9,500	512

Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event noticeD	1.250% Quarterly	13,301	117

Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event noticeD	1.300% Quarterly	11,175	106

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeB	6,450	(54)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeB	9,500	(79)

Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	1.250% Quarterly	Specified amount upon credit event noticeB	9,183	(18)

Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event noticeD	4.800% Quarterly	2,559	224

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeD	5.000% Quarterly	$4,768	$259

Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event noticeD	5.000% Quarterly	9,535	483

Deutsche Bank AG2	January 10, 2008	3-month LIBORF	3.754% Semi-annually	143,500	(2,624)

Deutsche Bank AG2	October 5, 2008	3-month LIBORF	4.655% Semi-annually	194,330	(1,695)

Deutsche Bank AG2	August 1, 2009	4.985% Semi-annually	3-month LIBORF	10,770	22

Deutsche Bank AG2	June 17, 2010	3-month LIBORF	4.313% Semi-annually	41,570	(1,039)

Deutsche Bank AG2	October 11, 2010	3-month LIBORF	4.708% Semi-annually	299,650	(3,838)

Deutsche Bank AG2	July 13, 2011	3-month LIBORF	5.628% Semi-annually	133,350	3,090

Deutsche Bank AG2	September 15, 2011	5.186% Semi-annually	3-month LIBORF	8,900	(40)

Deutsche Bank AG2	July 21, 2016	3-month LIBORF	5.693% Semi-annually	124,720	5,701

JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.000% Quarterly	14,300	424

JP Morgan Chase & Co. (International Lease Finance Corporation, 5.75%, due 6/15/11)[1]	June 20, 2011	0.160% Quarterly	Specified amount upon credit event noticeC	12,700	(34)

JP Morgan Chase & Co.[2]	June 15, 2011	5.242% Semi-annually	3-month LIBORF	12,700	(89)

JP Morgan Chase & Co.[2]	September 7, 2016	5.322% Semi-annually	3-month LIBORF	59,000	(647)

Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	March 20, 2010	Specified amount upon credit event noticeC	3.650% Quarterly	25,000	1,514

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Lehman Brothers Holdings Inc. (Sara Lee Corporation, 6.125%, due 11/01/32)[1]	September 20, 2011	0.440% Quarterly	Specified amount upon credit event noticeC	$9,750	$7

Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.570% Quarterly	Specified amount upon credit event noticeC	6,270	0

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeB	1,450	(9)

Lehman Brothers Holdings Inc. (iBoxx IG Hi-Vol2)[1]	September 20, 2009	1.150% Quarterly	Specified amount upon credit event noticeB	12,180	(65)

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	3,225	131

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	3,323	56

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	3,323	56

Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeB	9,021	124

Lehman Brothers Holdings Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeB	8,000	67

Lehman Brothers Holdings Inc.* (iBoxx IG TMT)[1]	March 20, 2009	0.600% Quarterly	Specified amount upon credit event noticeB	9,000	(107)

Lehman Brothers Holdings Inc.[2]	October 7, 2007	3-month LIBORF	4.601% Semi-annually	80,020	(562)

Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.070% Semi-annually	3-month LIBORF	6,270	0

Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-annually	3-month LIBORF	9,750	(47)

Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	2.300% Quarterly	1,610	18

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Merrill Lynch & Co., Inc. (Pacific Gas & Electric Co., 4.80%, due 3/1/14)[1]	June 20, 2009	Specified amount upon credit event noticeD	0.420% Quarterly	$2,980	$20

Morgan Stanley & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeC	2.700% Quarterly	5,000	99

RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5 1-Month LIBORF + 175 bpG, due 8/19/45)[1]	August 19, 2045	4.500% Monthly	Specified amount upon credit event noticeB	2,098	39

RBS Greenwich (Eastman Kodak, 7.250%, due 11/15/13)[1]	December 20, 2010	Specified amount upon credit event noticeC	3.200% Quarterly	19,300	800

RBS Greenwich (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event noticeC	3.750% Quarterly	8,900	132

RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event noticeC	6.750% Quarterly	18,400	2,411

RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event noticeC	5.750% Quarterly	7,500	1,014

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	6.800% Quarterly	7,500	417

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	7.100% Quarterly	8,000	516

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	7.700% Quarterly	12,500	1,032

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	8.400% Quarterly	12,500	1,289

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.100% Quarterly	$8,000	$262

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.630% Quarterly	19,600	965

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.900% Quarterly	10,000	577

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event noticeC	7.200% Quarterly	7,820	524

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	December 20, 2010	Specified amount upon credit event noticeC	8.950% Quarterly	19,300	2,380

RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2016	Specified amount upon credit event noticeC	5.000% Quarterly	7,200	1,154

RBS Greenwich (Harborview Mortgage Loan Trust 2005-12 1-Month LIBORF + 175 bpG, due 10/19/35)[1]	October 19, 2035	2.500% Monthly	Specified amount upon credit event noticeB	1,999	45

RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18 1-Month LIBORF + 125 bpG, due 10/25/36)[1]	October 25, 2036	2.700% Monthly	Specified amount upon credit event noticeB	1,887	49

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeC	3.550% Quarterly	1,600	1

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeC	3.550% Quarterly	3,900	3

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeC	3.500% Quarterly	$3,920	$(4)

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event noticeC	3.670% Quarterly	5,000	24

RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	December 20, 2010	Specified amount upon credit event noticeC	3.870% Quarterly	7,700	47

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event noticeC	0.470% Quarterly	5,000	27

RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12)[1]	December 20, 2010	Specified amount upon credit event noticeC	0.500% Quarterly	12,500	76

RBS Greenwich (Washington Mutual 2005-AR11 1-Month LIBORF + 120 bpG, due 8/25/45)[1]	August 25, 2045	2.550% Monthly	Specified amount upon credit event noticeB	829	14

RBS Greenwich (iBoxx CDX)[1]	December 20, 2010	Specified amount upon credit event noticeD	2.000% Quarterly	13,114	579

RBS Greenwich (iBoxx CDX)[1]	December 20, 2010	Specified amount upon credit event noticeD	2.000% Quarterly	15,154	409

RBS Greenwich (iBoxx CDX)[1]	June 20, 2011	Specified amount upon credit event noticeD	3.450% Quarterly	11,000	11

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event noticeC	1.670% Quarterly	1,900	(152)

The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2011	Specified amount upon credit event noticeC	2.920% Quarterly	7,300	163

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event noticeC	3.800% Quarterly	9,200	52

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.00%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.750% Quarterly	$2,500	$103

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event noticeC	6.800% Quarterly	10,000	1,145

The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event noticeC	6.800% Quarterly	8,400	962

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2007	Specified amount upon credit event noticeC	4.900% Quarterly	10,000	351

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	5.750% Quarterly	10,000	1,293

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	5.950% Quarterly	500	68

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	6.000% Quarterly	5,000	686

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event noticeC	8.950% Quarterly	5,000	597

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	September 20, 2010	Specified amount upon credit event noticeC	6.000% Quarterly	25,100	744

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	December 20, 2010	Specified amount upon credit event noticeC	7.000% Quarterly	42,500	2,554

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2010	Specified amount upon credit event noticeD	0.500% Quarterly	7,500	37

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (iBoxx IG FIN 3)[1]	March 20, 2015	Specified amount upon credit event noticeD	0.700% Quarterly	$7,600	$129

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.050% Quarterly	21,847	396

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol3)[1]	March 20, 2010	Specified amount upon credit event noticeD	1.050% Quarterly	42,823	1,339

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeD	0.400% Quarterly	23,300	373

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol4)[1]	June 20, 2010	Specified amount upon credit event noticeD	0.400% Quarterly	61,600	1,089

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol5)[1]	December 20, 2010	0.850% Quarterly	Specified amount upon credit event noticeB	48,200	121

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	23,600	(25)

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol6)[1]	June 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	58,500	47

The Goldman Sachs Group, Inc. (iBoxx IG Hi-Vol7)[1]	December 20, 2011	0.750% Quarterly	Specified amount upon credit event noticeB	34,200	15

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	2,912	153

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event noticeD	4.000% Quarterly	977	41

The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	4.000% Quarterly	Specified amount upon credit event noticeB	5,922	158

The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event noticeD	3.400% Quarterly	2,200	156

Semi-Annual Report to Shareholders

Western Asset Core Plus Bond Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	Specified amount upon credit event noticeD	2.000% Quarterly	$8,160	$215

The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	Specified amount upon credit event noticeD	2.000% Quarterly	9,714	427

The Goldman Sachs Group, Inc. (iBoxx HY 5)[1]	December 20, 2010	3.950% Quarterly	Specified amount upon credit event noticeB	8,342	114

The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeB	8,700	116

The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeB	7,800	65

The Goldman Sachs Group, Inc. (iBoxx HY 6)[1]	June 20, 2011	3.450% Quarterly	Specified amount upon credit event noticeB	7,400	62

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.000% Quarterly	Specified amount upon credit event noticeB	4,800	97

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.000% Quarterly	Specified amount upon credit event noticeB	18,200	129

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	3.000% Quarterly	Specified amount upon credit event noticeB	18,200	175

The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event noticeD	3.000% Quarterly	15,000	78

The Goldman Sachs Group, Inc.[2]	September 14, 2007	3-month LIBORF	3.215% Semi-annually	37,270	(731)

The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBORF	4.360% Semi-annually	74,400	(678)

The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.714% Semi-annually	3-month LIBORF	100,000	3,692

The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBORF	5.713% Semi-annually	113,400	3,023

				$3,116,205	$39,602

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

Western Asset Inflation Indexed Plus Bond Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Deutsche Bank AG (iBoxx IG Hi-Vol6)[1]	June 20, 2011	Specified amount upon credit event noticeD	0.750% Quarterly	$28,400	$89

Deutsche Bank AG (iBoxx HY4)[1]	June 20, 2010	Specified amount upon credit event noticeD	3.600% Quarterly	9,600	429

J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7.00%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	2.900% Quarterly	5,000	(73)

Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event noticeD	3.625% Quarterly	2,500	184

Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit event noticeC	5.500% Quarterly	2,500	159

Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2007	Specified amount upon credit event noticeC	3.550% Quarterly	5,000	288

The Goldman Sachs Group, Inc. (Eastman Kodak Corporation, 7.25%, due 11/15/13)[1]	March 20, 2011	Specified amount upon credit event noticeC	2.570% Quarterly	4,800	71

The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event noticeC	4.500% Quarterly	7,500	674

				$65,300	$1,821

Western Asset Absolute Return Portfolio
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America (D.R. Horton Inc., 6.875%, due 5/01/13)[1]	June 20, 2013	1.250% Quarterly	Specified amount upon credit event noticeB	$100	$(0)

Banc of America (Harrahs Operating Co., 5.375%, due 12/15/13)[1]	June 20, 2016	1.258% Quarterly	Specified amount upon credit event noticeB	120	2

Banc of America (PHH Corp., 7.125%, due 3/01/13)[1]	March 20, 2013	1.050% Quarterly	Specified amount upon credit event noticeB	110	(0.4)

Semi-Annual Report to Shareholders

Western Asset Absolute Return Portfolio—Continued
Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)

Banc of America Securities LLC[2]	May 1, 2013	5.110% Semi-annually	3-month LIBORF	$100	$(0)

Banc of America Securities LLC[2]	June 1, 2016	5.263% Semi-annually	3-month LIBORF	120	(1)

Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/01/08)[1]	September 20, 2015	0.900% Quarterly	Specified amount upon credit event noticeB	50	(0.1)

Credit Suisse First Boston USA (Centex Corp., 5.25%, due 6/15/15)[1]	September 20, 2013	0.780% Quarterly	Specified amount upon credit event noticeB	350	1

Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)[1]	December 20, 2011	1.370% Quarterly	Specified amount upon credit event noticeB	100	(1)

Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-annually	3-month LIBORF	100	0

Credit Suisse First Boston USA[2]	October 1, 2013	5.204% Semi-annually	3-month LIBORF	300	(1)

Credit Suisse First Boston USA[2]	September 15, 2015	5.160% Semi-annually	3-month LIBORF	50	(0)

Deutsche Bank AG (Supervalu Inc., 7.5%, due 5/15/12)[1]	September 20, 2009	1.200% Quarterly	Specified amount upon credit event noticeE	330	(1)

Deutsche Bank AG2	August 1, 2009	4.985% Semi-annually	3-month LIBORF	300	1

Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)[1]	December 20, 2011	1.370% Quarterly	Specified amount upon credit event noticeB	150	0.1

Lehman Brothers	September 15, 2011	5.193% Semi-annually	3-month LIBORF	150	(1)

				$2,430	$(1)

B	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000.
C	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000; upon default, the Fund will pay $10,000.
D	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will pay $1,000.
E	Upon bankruptcy or failure to make a scheduled interest payment, the Fund will receive $1,000; upon default, the Fund will receive $10,000.
F	As of September 30, 2006, the one- and three-month London Interbank Offered Rates were 5.32% and 5.37%, respectively.
G	100 basis points = 1%.

4. Securities Loaned:

Each Fund may lend its securities to approved brokers to earn additional income and will receive cash and U.S. government securities as collateral against the loans. Cash collateral received is invested in a money market pooled account by each Fund’s lending agent. Collateral is maintained over the life of the loan in an amount not less than 100% of the value of the loaned securities. At September 30, 2006, collateral for securities on loan by Core and Core Plus consisted of $673,701 and $1,703,026, in money market pooled accounts and investments in U.S. government securities, which were valued at $10,865 and $31,644, respectively.

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

5. Transactions With Affiliates:

Each Fund has an investment management agreement with Legg Mason Fund Adviser, Inc. (“LMFA”). Western Asset Management Company (“Western Asset”) is the investment adviser to Limited Duration, Intermediate, Intermediate Plus, Core, Core Plus, Inflation Indexed, High Yield, and Absolute Return. Western Asset Management Company Limited (“WAML”) is the investment adviser to Non-U.S. and shares advisory responsibilities with Western Asset for Intermediate Plus, Core Plus, Inflation Indexed, and Absolute Return. Pursuant to their respective agreements, LMFA provides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly, at annual rates of each Fund’s average daily net assets. LMFA, Western Asset and WAML have voluntarily agreed to waive their fees and reimburse the Funds to the extent each Fund’s expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during any month certain annual rates of each Fund’s average daily net assets. Western Asset and WAML have also agreed to waive their advisory fees (which are paid by LMFA, and not the Funds) in corresponding amounts. Any amounts waived or reimbursed in a particular fiscal year will be subject to repayment by a Fund to LMFA, Western Asset and WAML, to the extent that from time to time during the next three fiscal years the repayment will not cause a Fund’s expenses to exceed the limit set forth by LMFA, Western Asset and WAML. The following chart shows annual rates of management fees, expense limits, management fees waived and potential fees which may be recaptured for each Fund.

	Asset Breakpoint for Management Fee	Management Fee	Asset Breakpoint for Expense Limitation	Expense Limitation		Six Months Ended September 30, 2006	Maximum Amount Subject to Recapture
Fund						Management Fees (Waived)/ Recaptured
Limited Duration	All asset levels	0.350%	All asset levels	0.40%		$(72)	$(375)

Intermediate	All asset levels	0.400%	All asset levels	0.45%		(65)	(246)

Intermediate Plus	All asset levels	0.400%	All asset levels	0.45%		(81)	(384)

Core
Institutional Class	Up to $500 million	0.450%	All asset levels	0.50%		—	—
	Next $500 million	0.425%	All asset levels
	In excess of $1 billion	0.400%	All asset levels

Financial Intermediary Class	Up to $500 million	0.450%	All asset levels	0.75%		—	—
	Next $500 million	0.425%	All asset levels
	In excess of $1 billion	0.400%	All asset levels

Core Plus
Institutional Class	Up to $500 million	0.450%	All asset levels	0.45%		—	—
	Next $500 million	0.425%	All asset levels
	In excess of $1 billion	0.400%	All asset levels

Financial Intermediary Class	Up to $500 million	0.450%	All asset levels	0.70%		—	—
	Next $500 million	0.425%	All asset levels
	In excess of $1 billion	0.400%	All asset levels

Inflation Indexed	All asset levels	0.200%	All asset levels	0.25%		(109)	(287)

High Yield	All asset levels	0.550%	All asset levels	0.65%		—	—

Non-U.S.	All asset levels	0.450%	All asset levels	0.55%		(77)	(356)

Absolute Return
Institutional Class	All asset levels	0.750%	Up to $300,000 In excess of $300,000	0.80 1.10	% %	(74)	(74)

Financial Intermediary Class	All asset levels	0.750%	Up to $300,000 In excess of $300,000	1.05 1.35	% %	—	—

Semi-Annual Report to Shareholders

Legg Mason Investor Services, LLC (“LMIS”) serves as distributor of the Funds’ shares. LMIS receives from each Fund an annual distribution fee of 0.25% of the average daily net assets of the Financial Intermediary Class of each Fund, computed daily and payable monthly.

LMFA, Western Asset, WAML and LMIS are wholly owned subsidiaries of Legg Mason, Inc.

6. Fund Share Transactions:

At September 30, 2006, there were 13.1 billion shares of common stock of the Corporation authorized at $.001 par value. Transactions in Fund shares were as follows:

	Sold		Reinvestment of Dividends		Repurchased		Net Change
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Limited Duration
—Institutional Class
Six Months Ended September 30, 2006	2,373	$23,273	181	$1,770	(1,003)	$(9,800)	1,551	$15,243
Year Ended Mar. 31, 2006	8,501	$84,143	270	$2,657	(4,989)	$(49,138)	3,782	$37,662

Intermediate
—Institutional Class
Six Months Ended September 30, 2006	7,715	$78,607	1,371	$13,994	(24,175)	$(246,294)	(15,089)	$(153,693)
Year Ended Mar. 31, 2006	21,900	$228,223	3,348	$34,866	(15,656)	$(162,436)	9,592	100,653

Intermediate Plus
—Institutional Class
Six Months Ended September 30, 2006	1,732	$16,867	172	$1,673	(518)	$(5,021)	1,386	$13,519
Year Ended Mar. 31, 2006	3,608	$35,668	194	$1,917	(748)	$(7,371)	3,054	$30,214

Core
—Institutional Class
Six Months Ended September 30, 2006	38,525	$424,255	8,863	$97,914	(46,262)	$(508,438)	1,126	$13,731
Year Ended Mar. 31, 2006	130,793	$1,480,041	14,372	$162,380	(51,441)	$(582,015)	93,724	$1,060,406
—Financial Intermediary Class
Six Months Ended September 30, 2006	64,140	$704,088	1,535	$17,011	(9,200)	$(101,798)	56,475	$619,301
Year Ended Mar. 31, 2006	15,127	$171,088	1,215	$13,731	(7,204)	$(81,179)	9,138	$103,640

Core Plus
—Institutional Class
Six Months Ended September 30, 2006	228,773	$2,354,983	15,773	$162,216	(76,034)	$(777,843)	168,512	$1,739,356
Year Ended Mar. 31, 2006	296,675	$3,113,891	25,658	$268,904	(82,917)	$(866,842)	239,416	$2,515,953

—Financial Intermediary Class
Six Months Ended September 30, 2006	13,490	$138,258	1,187	$12,199	(10,005)	$(102,470)	4,672	$47,987
Year Ended Mar. 31, 2006	36,104	$378,970	1,537	$16,071	(6,683)	$(69,850)	30,958	$325,191

Inflation Indexed
—Institutional Class
Six Months Ended September 30, 2006	3,277	$33,460	1,670	$17,047	(1,653)	$(16,834)	3,294	$33,673
Year Ended Mar. 31, 2006	8,808	$91,926	2,501	$26,549	(1,335)	$(14,411)	9,974	$104,064

Semi-Annual Report to Shareholders

Notes to Financial Statements—Continued

	Sold		Reinvestment of Dividends		Repurchased		Net Change
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

High Yield
—Institutional Class
Six Months Ended September 30, 2006	3,292	$34,108	2,530	$25,576	(1,084)	$(11,095)	4,738	$48,589
Year Ended Mar. 31, 2006	22,272	$227,228	3,705	$37,311	(7,754)	$(78,717)	18,223	$185,822

Non-U.S.
—Institutional Class
Six Months Ended September 30, 2006	4,353	$41,216	193	$1,792	(599)	$(5,669)	3,947	$37,339
Year Ended Mar. 31, 2006	2,472	$24,939	1,316	$12,870	(2,480)	$(27,754)	1,308	$10,055

Absolute Return
—Institutional Class
Period Ended September 30, 2006A	8,400	$84,610	58	$586	(221)	$(2,250)	8,237	$82,946

—Financial Intermediary Class
Period Ended September 30, 2006B	2	$17	—	$—	—	$—	2	$17

A	For the period July 6, 2006 (commencement of operations) to September 30, 2006.
B	For the period September 6, 2006 (commencement of operations) to September 30, 2006.

7. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes—an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes and prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, the Funds’ manager is evaluating the implications of FIN 48 and FAS 157, and their impact on the financial statements has not yet been determined.

Semi-Annual Report to Shareholders

Board Consideration of the Management and Advisory Agreements with respect to the

Absolute Return Portfolio

The Board of Directors, including a majority of the Independent Directors, considered and approved the Investment Management Agreement between Western Asset Funds, Inc. (the “Corporation”) and Legg Mason Fund Adviser, Inc. (“LMFA”), the Investment Advisory Agreement between LMFA and Western Asset Management Company (“Western Asset”) and the Investment Advisory Agreement between LMFA and Western Asset Management Company Limited (“WAML”) (collectively, the “Agreements”) with respect to the Western Asset Absolute Return Portfolio (the “Fund”) at an in-person meeting held on May 9, 2006.

In arriving at their decision to approve the Agreements, the Directors met with representatives of Western Asset and WAML (together, the “Advisers”), including relevant investment advisory personnel as well as representatives of LMFA, and reviewed information prepared by LMFA and the Advisers and materials provided by counsel to the Independent Directors. Additionally, the Directors noted that they were familiar with LMFA and the Advisers in their capacity as Directors with respect to the other funds of the Corporation.

As part of their review, the Directors examined the Advisers’ ability to provide high quality investment management services to the Fund. The Directors considered the investment philosophy and research and decision-making processes of each Adviser; the experience of its key advisory personnel responsible for management of the Fund; the ability of the Advisers to attract and retain capable research and advisory personnel; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Directors reviewed the expected nature, cost, scope and quality of LMFA and the Advisers’ services under the Agreements, including with respect to regulatory compliance and compliance with the investment policies of the Fund, as well as the provision of such services by LMFA and the Advisers to other funds of the Corporation. The Directors also considered conditions that might affect LMFA or an Adviser’s ability to provide high quality services to the Fund in the future under the Agreements, including LMFA and each Adviser’s business reputation, financial condition and operational stability. Based on the foregoing, the Directors concluded that the Advisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that LMFA and each of the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

Because the Fund had not yet commenced operations at the time of consideration of the Agreements, it had no past investment performance to be reviewed by the Directors. The Directors did, however, review information regarding the performance of client accounts overseen by Western Asset and WAML with investment strategies similar to those of the Fund.

The Directors also considered the management fees and total expenses payable by the Fund under the Agreements. They reviewed information concerning management fees paid to investment advisers of similarly-managed funds, as well as fees paid by the Advisers’ other clients, including separate accounts managed by the Advisers with investment strategies similar to those of the Fund. The Directors observed that the management fee to be paid by the Fund was generally comparable to the average of its respective peer group. The Directors noted that the management fee to be paid by the Fund would be generally higher than the fees paid by clients of the Advisers for accounts with similar investment strategies, but that the administrative and operational responsibilities for the Advisers with respect to the Fund would also be relatively higher. In light of these differences, the Directors concluded that the differences in management fees were reasonable.

The Directors did not consider historical information about the profitability of the Fund to LMFA and the Advisers since the Fund had not yet commenced operations. However, the Directors noted that they were familiar with LMFA and the Advisers’ profitability with respect to the other funds of the Corporation. The Directors further evaluated the potential benefits of the advisory relationship to LMFA and the Advisers, including, among others, the direct and indirect benefits that LMFA and each Adviser may receive from its relationship with the Fund, including any so-called “fallout benefits” to LMFA or the Advisers, such as reputational value derived from serving as investment manager or adviser, and the affiliations between LMFA, the Advisers and certain service providers for the Fund.

Finally, the Directors considered the extent to which economies of scale might be realized by LMFA and the Advisers as the assets of the Fund grow. They further concluded that, if the Fund’s assets were to grow to a level at which LMFA and the Advisers potentially may realize economies of scale from any future growth in the Fund, the Directors would discuss with LMFA and the Advisers whether it would be appropriate to implement fee breakpoints to capture a portion of any economies of scale for the benefit of the Fund’s shareholders.

Semi-Annual Report to Shareholders

Board Consideration of the Management and Advisory Agreements with respect to the

Absolute Return Portfolio—Continued

In their deliberations with respect to these matters, the Independent Directors were advised by their independent counsel, who are independent of LMFA and the Advisers within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel. The Independent Directors weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Directors, including the Independent Directors, did not identify any single matter as all-important or controlling, and the foregoing summary does not detail all the matters considered. The Directors judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment, that they were satisfied with the expected quality of investment advisory services to be provided by each Adviser; that the fees to be paid to the Advisers and LMFA under the Agreements were fair and reasonable, given the scope and expected quality of the services to be rendered by the Advisers and LMFA; and that approval of the Agreements was in the best interest of the Corporation and its shareholders.

Semi-Annual Report to Shareholders

Stockholder Meeting Results (amounts not in thousands)

An Annual Meeting of the Stockholders of Western Asset Funds, Inc. was held on May 9, 2006 for the purpose of electing a Board of Directors, approving a change to the classification of the investment objective of each of Intermediate and Core, approving the elimination of Core’s fundamental investment restriction with respect to pledging assets, approving an amendment to Core’s fundamental investment restriction with respect to investments in commodities and approving the elimination of Core’s fundamental investment restriction with respect to margin transactions. Because a quorum was not present with respect to any of the proposals, the meeting was adjourned until June 9, 2006.

A continuation of the Annual Meeting of the Stockholders of Western Asset Funds, Inc. was held on June 9, 2006. Although a quorum was present with respect to each proposal, sufficient votes in favor of each proposal other than the election of directors had not been received, and the meeting was adjourned with until July 14, 2006 with respect to each proposal other than the election of directors. The following actions were taken were taken at the June 9, 2006 meeting:

	For	Withheld
Election of Directors:
Ronald J. Arnault	438,540,473	7,636,185
John E. Bryson	392,064,857	54,111,801
Anita L. DeFrantz	437,176,664	8,999,994
Michael Even*	438,730,118	7,446,540
Ronald L. Olson	438,641,905	7,534,753
William E.B. Siart	438,614,806	7,561,852
Louis A. Simpson	436,461,555	9,715,103
Jaynie Miller Studenmund	436,767,479	9,409,179

*	Michael Even resigned effective with his election to the Board.

At the continuation of the Annual Meeting of the Stockholders of Western Asset Funds, Inc. held on July 14, 2006 the following actions were taken:

The change to the classification of the investment objectives of each of Intermediate and Core were not approved:

	Shares Voted In Favor	Shares Voted Against	Abstained
Intermediate Bond Portfolio	27,950,635	13,397,149	6,572,220
Core Bond Portfolio	130,875,457	55,389,522	21,457,701

The elimination/amendment to certain of Core’s fundamental investment restrictions were each approved:

	Shares Voted In Favor	Shares Voted Against	Abstained
Eliminate investment restriction with respect to pledging assets	181,326,162	20,002,177	6,394,341
Approve amendment to investment restriction with respect to investments in commodities	164,158,079	37,223,252	6,341,349
Eliminate fundamental investment restriction with respect to margin transactions	161,287,083	40,035,013	6,400,584

Semi-Annual Report to Shareholders

Privacy Policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone, and through our websites;

•	Information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

This notice is being provided on behalf of:

Western Asset Funds, Inc.

Western Asset Funds, Inc.

The Board of Directors

William E. B. Siart, Chairman

Ronald J. Arnault

John E. Bryson

Anita L. DeFrantz

R. Jay Gerken

Ronald L. Olson

Louis A. Simpson

Jaynie Miller Studenmund

Officers

James W. Hirschmann, President

D. Daniel Fleet, Vice President

Gavin L. James, Vice President

S. Kenneth Leech, Vice President

Stephen A. Walsh, Vice President

Susanne D. Wilson, Vice President

Marie K. Karpinski, Principal Financial and Accounting Officer

Erin K. Morris, Treasurer

Amy M. Olmert, Chief Compliance Officer

Lisa G. Mrozek, Secretary

Investment Manager

Legg Mason Fund Adviser, Inc.

P.O. Box 17635

Baltimore, Maryland 21297-1635

Investment Advisers

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, California 91101

Western Asset Management Company Limited

10 Exchange Square

London, England EC2A2EN

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

66 Brooks Drive

Braintree, Massachusetts 02184

Custodian

State Street Bank & Trust Company

P.O Box 1031

Boston, Massachusetts 02103

Counsel

Ropes & Gray LLP

45 Rockefeller Plaza

New York, New York 10111

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

250 West Pratt Street

Baltimore, Maryland 21201

Information about the policies and procedures that each Fund uses to determine how to vote proxies relating to each Fund’s portfolio securities is contained in the Statement of Additional Information, available upon request without charge by calling 1-888-425-6432 or on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov). Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or without charge through www.westernassetfunds.com.

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the Securities and Exchange Commission’s (“SEC”) website (http://www.sec.gov) and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Quarterly portfolio holdings are also available upon request by calling 1-888-425-6432 or at www.lminstitutionalfunds.com/fund_information/fund_literature/gbl_literature/proxy_report.asp.

You should consider a fund’s investment objectives, risks, charges, and expenses carefully before investing. For a prospectus, which contains this and other information on any Fund, call 1-888-425-6432 or visit www.westernassetfunds.com. Please read the prospectus carefully before investing.

This report is not to be distributed unless preceded or accompanied by a free prospectus.

Legg Mason Investor Services, LLC, Distributor

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report to shareholders filed under Item 1 hereto.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item 10.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable for semi-annual reports.

(a) (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

(a) (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date:	November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James W. Hirschmann
James W. Hirschmann
President
Western Asset Funds, Inc.

Date:	November 27, 2006

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date:	November 20, 2006